UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2841

Fidelity Capital Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

Item 1.

Reports to Stockholders

Fidelity Flex℠ Funds Fidelity Flex℠ Small Cap Fund Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

% of fund's net assets
Integra LifeSciences Holdings Corp.	1.2
NxStage Medical, Inc.	1.2
EMCOR Group, Inc.	1.1
Wright Medical Group NV	1.1
Teledyne Technologies, Inc.	1.1
Washington Federal, Inc.	1.1
CoreSite Realty Corp.	1.1
MB Financial, Inc.	1.0
Community Bank System, Inc.	1.0
Cousins Properties, Inc.	0.9
10.8

Top Five Market Sectors as of April 30, 2017

% of fund's net assets
Financials	19.0
Information Technology	17.1
Industrials	15.2
Consumer Discretionary	12.0
Health Care	11.9

Asset Allocation (% of fund's net assets)

As of April 30, 2017*
Stocks	97.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 8.2%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 1.6%
Standard Motor Products, Inc.	49	$2,491
Tenneco, Inc.	47	2,962
Visteon Corp. (a)	27	2,780
		8,233
Diversified Consumer Services - 0.5%
Service Corp. International	84	2,706
Hotels, Restaurants & Leisure - 2.6%
Bojangles', Inc. (a)	106	2,327
Cedar Fair LP (depositary unit)	37	2,652
Marriott Vacations Worldwide Corp.	23	2,534
Papa John's International, Inc.	38	3,004
The Cheesecake Factory, Inc.	40	2,566
		13,083
Household Durables - 2.4%
Cavco Industries, Inc. (a)	18	2,138
Ethan Allen Interiors, Inc.	61	1,818
Helen of Troy Ltd. (a)	25	2,350
Taylor Morrison Home Corp. (a)	92	2,125
TopBuild Corp. (a)	67	3,430
		11,861
Leisure Products - 0.5%
Brunswick Corp.	44	2,497
Media - 1.3%
Cinemark Holdings, Inc.	51	2,203
Emerald Expositions Events, Inc.	64	1,248
Nexstar Broadcasting Group, Inc. Class A	45	3,105
		6,556
Multiline Retail - 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	63	2,413
Specialty Retail - 1.6%
Burlington Stores, Inc. (a)	28	2,770
Genesco, Inc. (a)	30	1,599
Murphy U.S.A., Inc. (a)	36	2,505
Urban Outfitters, Inc. (a)	50	1,144
		8,018
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. (a)	33	1,966
Steven Madden Ltd. (a)	78	2,968
		4,934

TOTAL CONSUMER DISCRETIONARY		60,301

CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 0.7%
AdvancePierre Foods Holdings, Inc.	45	1,828
Performance Food Group Co. (a)	69	1,718
		3,546
Food Products - 1.4%
Hostess Brands, Inc. Class A (a)	59	1,011
Ingredion, Inc.	12	1,486
J&J Snack Foods Corp.	14	1,884
Lamb Weston Holdings, Inc.	32	1,336
TreeHouse Foods, Inc. (a)	13	1,139
		6,856
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	53	1,867
Personal Products - 0.3%
Inter Parfums, Inc.	46	1,746

TOTAL CONSUMER STAPLES		14,015

ENERGY - 3.4%
Energy Equipment & Services - 0.8%
Archrock, Inc.	63	743
Nabors Industries Ltd.	204	2,109
Rowan Companies PLC (a)	51	718
Total Energy Services, Inc.	30	299
		3,869
Oil, Gas & Consumable Fuels - 2.6%
Boardwalk Pipeline Partners, LP	115	2,086
DCP Midstream Partners LP	25	947
Diamondback Energy, Inc. (a)	18	1,797
Newfield Exploration Co. (a)	47	1,627
PDC Energy, Inc. (a)	43	2,375
Western Refining, Inc.	49	1,690
WPX Energy, Inc. (a)	208	2,481
		13,003

TOTAL ENERGY		16,872

FINANCIALS - 19.0%
Banks - 11.3%
Associated Banc-Corp.	173	4,308
BancFirst Corp.	46	4,418
Banner Corp.	83	4,582
Boston Private Financial Holdings, Inc.	131	2,044
Community Bank System, Inc.	89	4,980
Cullen/Frost Bankers, Inc.	42	3,964
Hilltop Holdings, Inc.	118	3,282
Huntington Bancshares, Inc.	347	4,462
Investors Bancorp, Inc.	276	3,823
MB Financial, Inc.	118	5,016
PacWest Bancorp	72	3,556
Stock Yards Bancorp, Inc.	105	4,305
Tompkins Financial Corp.	55	4,547
TowneBank	100	3,245
		56,532
Capital Markets - 0.8%
OM Asset Management Ltd.	246	3,828
Diversified Financial Services - 0.9%
Cotiviti Holdings, Inc.	110	4,597
Insurance - 3.2%
Aspen Insurance Holdings Ltd.	78	4,083
Employers Holdings, Inc.	51	2,040
James River Group Holdings Ltd.	100	4,356
Primerica, Inc.	39	3,268
ProAssurance Corp.	40	2,476
		16,223
Thrifts & Mortgage Finance - 2.8%
Beneficial Bancorp, Inc.	253	4,048
Washington Federal, Inc.	160	5,392
WSFS Financial Corp.	93	4,390
		13,830

TOTAL FINANCIALS		95,010

HEALTH CARE - 11.9%
Biotechnology - 3.8%
Acorda Therapeutics, Inc. (a)	97	1,567
BioMarin Pharmaceutical, Inc. (a)	19	1,821
bluebird bio, Inc. (a)	20	1,779
Curis, Inc. (a)	563	1,362
Heron Therapeutics, Inc. (a)	65	998
Insmed, Inc. (a)	70	1,292
Macrogenics, Inc. (a)	65	1,405
Neurocrine Biosciences, Inc. (a)	42	2,243
Proteostasis Therapeutics, Inc. (a)	71	429
TESARO, Inc. (a)	26	3,837
Ultragenyx Pharmaceutical, Inc. (a)	33	2,125
		18,858
Health Care Equipment & Supplies - 4.7%
Cantel Medical Corp.	28	2,083
Hill-Rom Holdings, Inc.	36	2,723
Integra LifeSciences Holdings Corp. (a)	133	6,112
NxStage Medical, Inc. (a)	197	5,888
West Pharmaceutical Services, Inc.	13	1,196
Wright Medical Group NV (a)	184	5,592
		23,594
Health Care Providers & Services - 1.3%
Acadia Healthcare Co., Inc. (a)	51	2,223
Premier, Inc. (a)	50	1,690
VCA, Inc. (a)	28	2,564
		6,477
Life Sciences Tools & Services - 0.8%
ICON PLC (a)	25	2,112
INC Research Holdings, Inc. Class A (a)	40	1,800
		3,912
Pharmaceuticals - 1.3%
Clearside Biomedical, Inc.	97	772
Innoviva, Inc. (a)	128	1,508
Prestige Brands Holdings, Inc. (a)	25	1,435
Theravance Biopharma, Inc. (a)	76	3,065
		6,780

TOTAL HEALTH CARE		59,621

INDUSTRIALS - 15.2%
Aerospace & Defense - 2.5%
Moog, Inc. Class A (a)	53	3,638
Orbital ATK, Inc.	35	3,465
Teledyne Technologies, Inc. (a)	40	5,393
		12,496
Air Freight & Logistics - 1.1%
Air Transport Services Group, Inc. (a)	126	2,317
Hub Group, Inc. Class A (a)	87	3,406
		5,723
Airlines - 0.5%
JetBlue Airways Corp. (a)	111	2,423
Building Products - 0.9%
Allegion PLC	25	1,966
GCP Applied Technologies, Inc. (a)	29	954
Simpson Manufacturing Co. Ltd.	40	1,668
		4,588
Commercial Services & Supplies - 3.0%
Deluxe Corp.	52	3,739
Interface, Inc.	151	3,005
Matthews International Corp. Class A	35	2,399
Multi-Color Corp.	33	2,534
West Corp.	127	3,390
		15,067
Construction & Engineering - 2.1%
EMCOR Group, Inc.	86	5,654
KBR, Inc.	126	1,770
Valmont Industries, Inc.	21	3,199
		10,623
Industrial Conglomerates - 0.7%
ITT, Inc.	82	3,455
Machinery - 1.4%
AGCO Corp.	32	2,048
SPX Flow, Inc. (a)	70	2,530
Standex International Corp.	28	2,631
		7,209
Trading Companies & Distributors - 3.0%
Kaman Corp.	71	3,409
MRC Global, Inc. (a)	152	2,771
Titan Machinery, Inc. (a)	148	2,346
Watsco, Inc.	26	3,609
WESCO International, Inc. (a)	43	2,621
		14,756

TOTAL INDUSTRIALS		76,340

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 0.7%
NETGEAR, Inc. (a)	75	3,536
Electronic Equipment & Components - 4.9%
Cardtronics PLC	65	2,703
CDW Corp.	61	3,604
ePlus, Inc. (a)	46	3,278
Jabil Circuit, Inc.	92	2,670
Orbotech Ltd. (a)	73	2,404
Plexus Corp. (a)	44	2,288
Tech Data Corp. (a)	28	2,678
Trimble, Inc. (a)	75	2,657
TTM Technologies, Inc. (a)	140	2,342
		24,624
Internet Software & Services - 0.6%
j2 Global, Inc.	31	2,797
IT Services - 3.3%
Amdocs Ltd.	23	1,409
Blackhawk Network Holdings, Inc. (a)	64	2,589
EPAM Systems, Inc. (a)	44	3,388
Euronet Worldwide, Inc. (a)	41	3,387
ExlService Holdings, Inc. (a)	57	2,719
Science Applications International Corp.	40	2,920
		16,412
Semiconductors & Semiconductor Equipment - 3.9%
Entegris, Inc. (a)	140	3,472
Integrated Device Technology, Inc. (a)	163	3,910
Monolithic Power Systems, Inc.	43	3,935
ON Semiconductor Corp. (a)	208	2,949
Qorvo, Inc. (a)	33	2,245
Semtech Corp. (a)	97	3,313
		19,824
Software - 3.2%
Aspen Technology, Inc. (a)	70	4,304
Paycom Software, Inc. (a)	60	3,615
Pegasystems, Inc.	82	3,735
RealPage, Inc. (a)	113	4,187
		15,841
Technology Hardware, Storage & Peripherals - 0.5%
Super Micro Computer, Inc. (a)	108	2,635

TOTAL INFORMATION TECHNOLOGY		85,669

MATERIALS - 4.6%
Chemicals - 2.1%
Chase Corp.	30	3,075
Innospec, Inc.	54	3,564
Trinseo SA	55	3,652
		10,291
Containers & Packaging - 1.6%
Berry Global Group, Inc. (a)	80	4,000
Owens-Illinois, Inc. (a)	79	1,724
Silgan Holdings, Inc.	40	2,425
		8,149
Metals & Mining - 0.9%
AK Steel Holding Corp. (a)	285	1,807
Steel Dynamics, Inc.	77	2,783
		4,590

TOTAL MATERIALS		23,030

REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 7.8%
Agree Realty Corp.	71	3,442
American Assets Trust, Inc.	100	4,283
CoreSite Realty Corp.	54	5,284
Cousins Properties, Inc.	556	4,720
Equity Lifestyle Properties, Inc.	38	3,075
Hudson Pacific Properties, Inc.	125	4,295
Mid-America Apartment Communities, Inc.	32	3,175
Potlatch Corp.	48	2,162
Store Capital Corp.	134	3,215
Terreno Realty Corp.	100	3,088
Urban Edge Properties	100	2,550
		39,289
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Cogent Communications Group, Inc.	28	1,260
UTILITIES - 3.0%
Electric Utilities - 1.3%
El Paso Electric Co.	35	1,806
IDACORP, Inc.	34	2,874
Portland General Electric Co.	47	2,131
		6,811
Gas Utilities - 1.7%
Atmos Energy Corp.	15	1,215
New Jersey Resources Corp.	33	1,332
South Jersey Industries, Inc.	28	1,051
Southwest Gas Holdings, Inc.	33	2,764
Spire, Inc.	30	2,057
		8,419

TOTAL UTILITIES		15,230

TOTAL COMMON STOCKS
(Cost $483,733)		486,637

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 0.85% (b)
(Cost $4,362)	4,361	4,362
TOTAL INVESTMENT PORTFOLIO - 98.0%
(Cost $488,095)		490,999
NET OTHER ASSETS (LIABILITIES) - 2.0%		9,875
NET ASSETS - 100%		$500,874

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30
Total	$30

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $483,733)	$486,637
Fidelity Central Funds (cost $4,362)	4,362
Total Investments (cost $488,095)		$490,999
Cash		7,195
Foreign currency held at value (cost $1)		1
Receivable for investments sold		3,902
Dividends receivable		50
Distributions receivable from Fidelity Central Funds		4
Total assets		502,151
Liabilities
Payable for investments purchased	$1,277
Total liabilities		1,277
Net Assets		$500,874
Net Assets consist of:
Paid in capital		$500,000
Undistributed net investment income		850
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,880)
Net unrealized appreciation (depreciation) on investments		2,904
Net Assets, for 50,000 shares outstanding		$500,874
Net Asset Value, offering price and redemption price per share ($500,874 ÷ 50,000 shares)		$10.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 7, 2017 (commencement of operations) to April 30, 2017 (Unaudited)
Investment Income
Dividends		$821
Income from Fidelity Central Funds		30
Total income		851
Expenses
Independent trustees' fees and expenses	USD 1
Total expenses		1
Net investment income (loss)		USD 850
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	USD (2,889)
Foreign currency transactions	9
Total net realized gain (loss)		USD (2,880)
Change in net unrealized appreciation (depreciation) on investment securities		2,904
Net gain (loss)		USD 24
Net increase (decrease) in net assets resulting from operations		$874

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 7, 2017 (commencement of operations) to April 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$850
Net realized gain (loss)	(2,880)
Change in net unrealized appreciation (depreciation)	2,904
Net increase (decrease) in net assets resulting from operations	874
Share transactions
Proceeds from sales of shares	500,000
Net increase (decrease) in net assets resulting from share transactions	500,000
Total increase (decrease) in net assets	500,874
Net Assets
Beginning of period	–
End of period	$500,874
Other Information
Undistributed net investment income end of period	$850
Shares
Sold	50,000
Net increase (decrease)	50,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Flex Small Cap Fund

Six months ended (Unaudited) April 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	–C
Total from investment operations	.02
Net asset value, end of period	$10.02
Total ReturnD	.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H
Expenses net of fee waivers, if any	- %G,H
Expenses net of all reductions	- %G,H
Net investment income (loss)	1.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$501
Portfolio turnover rateI	16%J

 A For the period March 7, 2017 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Flex Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$17,586
Gross unrealized depreciation	(14,729)
Net unrealized appreciation (depreciation) on securities	$2,857
Tax cost	$488,142

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $565,017 and $78,222, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to less than $1. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March, 7, 2017 to April 30, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value April 30, 2017	Expenses Paid During Period
Actual	- %B	$1,000.00	$1,002.00	$--C
Hypothetical-D		$1,000.00	$1,024.79	$--E

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 55/365 (to reflect the period March 7, 2017 to April 30, 2017).

 D 5% return per year before expenses

 E Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Small Cap Fund

On January 18, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to retirement plans offered through certain Fidelity fee-based programs. The Board considered that while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the program fee. The Board noted that FMR pays all operating expenses, with certain limited exceptions, on behalf of the fund. Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted, however, that because the fund pays no advisory fees and FMR bears most expenses of the fund, economies of scale cannot be realized by the fund.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZSC-SANN-0617
1.9881582.100

Fidelity® Focused Stock Fund Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
adidas AG	5.3	3.0
Adobe Systems, Inc.	5.1	6.1
Apple, Inc.	4.9	4.0
Bank of America Corp.	4.4	0.0
Alphabet, Inc. Class A	3.7	6.1
Boston Scientific Corp.	3.4	3.6
Microsoft Corp.	3.4	2.1
IHS Markit Ltd.	3.3	2.5
S&P Global, Inc.	3.1	6.1
CBOE Holdings, Inc.	3.1	0.0
	39.7

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.8	35.7
Financials	22.5	14.1
Industrials	14.5	9.6
Health Care	14.1	8.0
Consumer Discretionary	10.9	12.7

Asset Allocation (% of fund's net assets)

As of April 30, 2017*
Stocks	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 16.0%

As of October 31, 2016*
Stocks	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 13.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Hotels, Restaurants & Leisure - 1.0%
Marriott International, Inc. Class A	165,000	$15,579,300
Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc. (a)	40,300	37,277,097
Media - 2.2%
Charter Communications, Inc. Class A (a)	102,000	35,206,320
Textiles, Apparel & Luxury Goods - 5.3%
adidas AG	409,800	82,092,065

TOTAL CONSUMER DISCRETIONARY		170,154,782

CONSUMER STAPLES - 1.9%
Beverages - 0.2%
Molson Coors Brewing Co. Class B	38,500	3,691,765
Personal Products - 0.7%
Unilever NV (NY Reg.) (a)	198,000	10,343,520
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR (b)	242,000	16,465,680

TOTAL CONSUMER STAPLES		30,500,965

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
EOG Resources, Inc.	75,000	6,937,500
PrairieSky Royalty Ltd. (b)	975,300	21,255,760
		28,193,260
FINANCIALS - 22.5%
Banks - 10.6%
Bank of America Corp.	2,950,000	68,853,000
JPMorgan Chase & Co.	478,000	41,586,000
SunTrust Banks, Inc.	507,000	28,802,670
SVB Financial Group (a)	143,000	25,159,420
		164,401,090
Capital Markets - 10.6%
CBOE Holdings, Inc.	578,000	47,632,980
CME Group, Inc.	129,000	14,988,510
Goldman Sachs Group, Inc.	107,000	23,946,600
MSCI, Inc.	236,800	23,755,776
Northern Trust Corp.	78,000	7,020,000
S&P Global, Inc.	359,394	48,227,081
		165,570,947
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B (a)	120,000	19,825,200

TOTAL FINANCIALS		349,797,237

HEALTH CARE - 14.1%
Biotechnology - 5.0%
Alexion Pharmaceuticals, Inc. (a)	104,000	13,289,120
Amgen, Inc.	289,500	47,281,140
Intercept Pharmaceuticals, Inc. (a)(b)	151,279	16,996,196
		77,566,456
Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp. (a)	2,018,200	53,240,116
Health Care Providers & Services - 4.5%
Humana, Inc.	164,000	36,404,720
UnitedHealth Group, Inc.	190,000	33,227,200
		69,631,920
Pharmaceuticals - 1.2%
Prestige Brands Holdings, Inc. (a)	329,300	18,905,113

TOTAL HEALTH CARE		219,343,605

INDUSTRIALS - 14.5%
Airlines - 1.3%
Alaska Air Group, Inc.	249,000	21,187,410
Machinery - 6.8%
Allison Transmission Holdings, Inc.	825,700	31,938,076
Caterpillar, Inc.	390,000	39,881,400
Cummins, Inc.	231,000	34,867,140
		106,686,616
Professional Services - 3.3%
IHS Markit Ltd. (a)	1,171,400	50,838,760
Road & Rail - 1.2%
CSX Corp.	100,000	5,084,000
Norfolk Southern Corp.	115,000	13,511,350
		18,595,350
Trading Companies & Distributors - 1.9%
MSC Industrial Direct Co., Inc. Class A	326,000	29,186,780

TOTAL INDUSTRIALS		226,494,916

INFORMATION TECHNOLOGY - 29.8%
Internet Software & Services - 5.7%
Alphabet, Inc. Class A (a)	62,600	57,874,952
Facebook, Inc. Class A (a)	203,700	30,605,925
		88,480,877
IT Services - 4.2%
Accenture PLC Class A	57,400	6,962,620
PayPal Holdings, Inc. (a)	953,000	45,477,160
Visa, Inc. Class A	145,000	13,226,900
		65,666,680
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom Ltd.	149,000	32,900,690
Software - 12.9%
Activision Blizzard, Inc.	893,200	46,669,700
Adobe Systems, Inc. (a)	590,112	78,921,579
Autodesk, Inc. (a)	42,000	3,782,940
Electronic Arts, Inc. (a)	197,400	18,717,468
Microsoft Corp.	775,000	53,056,500
		201,148,187
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	524,000	75,272,600

TOTAL INFORMATION TECHNOLOGY		463,469,034

MATERIALS - 3.8%
Chemicals - 2.0%
FMC Corp.	425,000	31,122,750
Metals & Mining - 1.8%
First Quantum Minerals Ltd.	2,910,000	27,734,588

TOTAL MATERIALS		58,857,338

TOTAL COMMON STOCKS
(Cost $1,318,897,355)		1,546,811,137

Money Market Funds - 2.9%
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)
(Cost $45,324,983)	45,322,227	45,326,760
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $1,364,222,338)		1,592,137,897
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(34,724,327)
NET ASSETS - 100%		$1,557,413,570

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,340
Fidelity Securities Lending Cash Central Fund	95,056
Total	$152,396

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$47,776,688

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.0%
Germany	5.3%
Bermuda	3.3%
Canada	3.2%
Singapore	2.1%
United Kingdom	1.0%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $43,964,142) — See accompanying schedule: Unaffiliated issuers (cost $1,318,897,355)	$1,546,811,137
Fidelity Central Funds (cost $45,324,983)	45,326,760
Total Investments (cost $1,364,222,338)		$1,592,137,897
Receivable for investments sold		25,875,632
Receivable for fund shares sold		467,773
Dividends receivable		1,081,748
Distributions receivable from Fidelity Central Funds		30,030
Prepaid expenses		1,126
Other receivables		25,947
Total assets		1,619,620,153
Liabilities
Payable to custodian bank	$292,823
Payable for investments purchased	14,576,186
Payable for fund shares redeemed	1,270,405
Accrued management fee	413,637
Other affiliated payables	273,446
Other payables and accrued expenses	59,493
Collateral on securities loaned	45,320,593
Total liabilities		62,206,583
Net Assets		$1,557,413,570
Net Assets consist of:
Paid in capital		$1,240,554,924
Undistributed net investment income		2,521,929
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		86,422,453
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		227,914,264
Net Assets, for 77,529,285 shares outstanding		$1,557,413,570
Net Asset Value, offering price and redemption price per share ($1,557,413,570 ÷ 77,529,285 shares)		$20.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$9,659,062
Income from Fidelity Central Funds		152,396
Total income		9,811,458
Expenses
Management fee
Basic fee	$4,252,502
Performance adjustment	(1,727,687)
Transfer agent fees	1,415,568
Accounting and security lending fees	246,540
Custodian fees and expenses	36,187
Independent trustees' fees and expenses	3,202
Registration fees	12,473
Audit	24,058
Legal	8,528
Miscellaneous	6,571
Total expenses before reductions	4,277,942
Expense reductions	(29,648)	4,248,294
Net investment income (loss)		5,563,164
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	100,385,964
Fidelity Central Funds	1,559
Foreign currency transactions	(22,201)
Total net realized gain (loss)		100,365,322
Change in net unrealized appreciation (depreciation) on: Investment securities	26,959,130
Assets and liabilities in foreign currencies	440
Total change in net unrealized appreciation (depreciation)		26,959,570
Net gain (loss)		127,324,892
Net increase (decrease) in net assets resulting from operations		$132,888,056

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,563,164	$8,642,162
Net realized gain (loss)	100,365,322	2,599,018
Change in net unrealized appreciation (depreciation)	26,959,570	40,467,602
Net increase (decrease) in net assets resulting from operations	132,888,056	51,708,782
Distributions to shareholders from net investment income	(8,564,910)	(4,404,702)
Distributions to shareholders from net realized gain	(8,145,061)	(99,546,249)
Total distributions	(16,709,971)	(103,950,951)
Share transactions
Proceeds from sales of shares	35,087,144	79,249,821
Reinvestment of distributions	15,984,451	99,274,474
Cost of shares redeemed	(212,322,927)	(420,548,217)
Net increase (decrease) in net assets resulting from share transactions	(161,251,332)	(242,023,922)
Total increase (decrease) in net assets	(45,073,247)	(294,266,091)
Net Assets
Beginning of period	1,602,486,817	1,896,752,908
End of period	$1,557,413,570	$1,602,486,817
Other Information
Undistributed net investment income end of period	$2,521,929	$5,523,675
Shares
Sold	1,834,351	4,395,212
Issued in reinvestment of distributions	851,596	5,424,835
Redeemed	(11,169,059)	(23,222,221)
Net increase (decrease)	(8,483,112)	(13,402,174)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Focused Stock Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.63	$19.08	$20.74	$19.60	$15.63	$13.97
Income from Investment Operations
Net investment income (loss)A	.07	.09	.04	(.01)	(.02)	.04
Net realized and unrealized gain (loss)	1.59	.52	.24	2.28	4.81	1.64
Total from investment operations	1.66	.61	.28	2.27	4.79	1.68
Distributions from net investment income	(.10)	(.05)	(.02)	–	(.03)	(.02)
Distributions from net realized gain	(.10)	(1.02)	(1.92)	(1.13)	(.79)	–
Total distributions	(.20)	(1.06)B	(1.94)	(1.13)	(.82)	(.02)
Net asset value, end of period	$20.09	$18.63	$19.08	$20.74	$19.60	$15.63
Total ReturnC,D	8.98%	3.31%	1.33%	12.14%	32.25%	12.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G	.62%	.73%	.78%	.91%	.93%
Expenses net of fee waivers, if any	.55%G	.62%	.72%	.78%	.91%	.93%
Expenses net of all reductions	.55%G	.62%	.72%	.78%	.89%	.92%
Net investment income (loss)	.71%G	.50%	.18%	(.04)%	(.09)%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$1,557,414	$1,602,487	$1,896,753	$1,848,723	$1,571,884	$547,984
Portfolio turnover rateH	160%G	141%	189%I	223%	200%	279%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.06 per share is comprised of distributions from net investment income of $.045and distributions from net realized gain of $1.017 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$272,522,451
Gross unrealized depreciation	(47,560,513)
Net unrealized appreciation (depreciation) on securities	$224,961,938
Tax cost	$1,367,175,959

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(256,260)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,234,892,085 and $1,407,487,183, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .32% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $22,095 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,682 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $101,115. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $95,056, including $1,443 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22,619 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $7,029.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Actual	.55%	$1,000.00	$1,089.80	$2.85
Hypothetical-C		$1,000.00	$1,022.07	$2.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TQG-SANN-0617
1.703563.119

Fidelity® Disciplined Equity Fund Class K Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.5	4.0
Alphabet, Inc. Class A	3.1	3.2
Berkshire Hathaway, Inc. Class B	2.3	2.3
Facebook, Inc. Class A	2.2	2.5
Microsoft Corp.	2.2	2.7
Johnson & Johnson	2.2	1.5
Wells Fargo & Co.	1.9	1.9
Home Depot, Inc.	1.8	0.5
Chevron Corp.	1.7	1.9
UnitedHealth Group, Inc.	1.6	1.5
	23.5

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.5	23.9
Health Care	16.2	14.2
Financials	12.1	11.5
Consumer Discretionary	11.1	11.0
Consumer Staples	10.4	9.6

Asset Allocation (% of fund's net assets)

As of April 30, 2017*
Stocks	98.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

 * Foreign investments - 7.6%

As of October 31, 2016 *
Stocks	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 10.9%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Hotels, Restaurants & Leisure - 1.5%
ARAMARK Holdings Corp.	100,485	$3,670
International Game Technology PLC	384,239	8,530
U.S. Foods Holding Corp.	291,249	8,213
		20,413
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (a)	11,908	11,015
Priceline Group, Inc. (a)	8,773	16,202
		27,217
Media - 4.3%
Comcast Corp. Class A	536,230	21,015
News Corp. Class A	278,380	3,541
The Walt Disney Co.	182,173	21,059
Time Warner, Inc.	9,352	928
Viacom, Inc. Class B (non-vtg.)	240,542	10,237
		56,780
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	81,670	6,760
Specialty Retail - 2.7%
Best Buy Co., Inc.	235,762	12,215
Home Depot, Inc.	151,043	23,578
		35,793

TOTAL CONSUMER DISCRETIONARY		146,963

CONSUMER STAPLES - 10.4%
Beverages - 0.2%
Molson Coors Brewing Co. Class B	2,548	244
The Coca-Cola Co.	35,377	1,527
		1,771
Food & Staples Retailing - 2.4%
CVS Health Corp.	194,708	16,052
Kroger Co.	131,518	3,900
Wal-Mart Stores, Inc.	154,669	11,628
		31,580
Food Products - 4.0%
Archer Daniels Midland Co.	263,915	12,074
Bunge Ltd.	129,788	10,257
Lamb Weston Holdings, Inc.	239,808	10,012
Pilgrim's Pride Corp.	362,729	9,416
Tyson Foods, Inc. Class A	180,519	11,600
		53,359
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	75,971	10,919
Personal Products - 0.4%
Nu Skin Enterprises, Inc. Class A	103,257	5,703
Tobacco - 2.6%
Philip Morris International, Inc.	193,448	21,442
Reynolds American, Inc.	188,854	12,181
		33,623

TOTAL CONSUMER STAPLES		136,955

ENERGY - 5.4%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc.	32,434	1,926
Oil, Gas & Consumable Fuels - 5.3%
Chevron Corp.	215,293	22,972
EOG Resources, Inc.	138,856	12,844
Exxon Mobil Corp.	9,531	778
Kinder Morgan, Inc.	582,197	12,011
Pioneer Natural Resources Co.	27,443	4,747
The Williams Companies, Inc.	78,962	2,419
Valero Energy Corp.	148,807	9,614
World Fuel Services Corp.	115,523	4,255
		69,640

TOTAL ENERGY		71,566

FINANCIALS - 12.1%
Banks - 6.7%
Bank of America Corp.	806,222	18,817
Citigroup, Inc.	355,160	20,997
JPMorgan Chase & Co.	180,959	15,743
Popular, Inc.	175,381	7,350
Wells Fargo & Co.	472,839	25,458
		88,365
Capital Markets - 1.3%
Ameriprise Financial, Inc.	86,288	11,032
Goldman Sachs Group, Inc.	26,517	5,935
		16,967
Consumer Finance - 0.4%
Synchrony Financial	172,137	4,785
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	183,563	30,326
Insurance - 0.5%
The Travelers Companies, Inc.	61,016	7,423
Mortgage Real Estate Investment Trusts - 0.9%
Agnc Investment Corp.	503,327	10,605
Annaly Capital Management, Inc.	174,603	2,062
		12,667

TOTAL FINANCIALS		160,533

HEALTH CARE - 16.2%
Biotechnology - 1.8%
Amgen, Inc.	108,240	17,678
United Therapeutics Corp. (a)	52,385	6,585
		24,263
Health Care Equipment & Supplies - 3.2%
Boston Scientific Corp. (a)	453,963	11,976
Danaher Corp.	154,251	12,854
Medtronic PLC	213,254	17,719
		42,549
Health Care Providers & Services - 6.5%
Anthem, Inc.	80,697	14,355
Centene Corp. (a)	156,169	11,619
Cigna Corp.	84,645	13,236
Humana, Inc.	58,239	12,928
McKesson Corp.	82,350	11,388
UnitedHealth Group, Inc.	122,978	21,506
Wellcare Health Plans, Inc. (a)	4,004	614
		85,646
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	10,215	562
Pharmaceuticals - 4.6%
Allergan PLC	65,482	15,968
Johnson & Johnson	232,806	28,745
Merck & Co., Inc.	70,525	4,396
Pfizer, Inc.	345,421	11,717
		60,826

TOTAL HEALTH CARE		213,846

INDUSTRIALS - 8.9%
Aerospace & Defense - 0.7%
General Dynamics Corp.	49,836	9,658
Airlines - 1.4%
American Airlines Group, Inc.	234,815	10,008
Copa Holdings SA Class A	67,972	7,913
		17,921
Commercial Services & Supplies - 0.5%
LSC Communications, Inc.	261,763	6,772
Construction & Engineering - 1.8%
AECOM (a)	106,285	3,636
Jacobs Engineering Group, Inc.	188,785	10,368
KBR, Inc.	672,537	9,449
		23,453
Electrical Equipment - 0.8%
Eaton Corp. PLC	119,257	9,021
Regal Beloit Corp.	17,168	1,354
		10,375
Industrial Conglomerates - 0.0%
Honeywell International, Inc.	3,884	509
Machinery - 0.9%
Parker Hannifin Corp.	73,657	11,844
Road & Rail - 1.2%
Union Pacific Corp.	146,835	16,440
Trading Companies & Distributors - 1.6%
HD Supply Holdings, Inc. (a)	246,302	9,926
MSC Industrial Direct Co., Inc. Class A	11,562	1,035
United Rentals, Inc. (a)	14,178	1,555
WESCO International, Inc. (a)	144,798	8,825
		21,341

TOTAL INDUSTRIALS		118,313

INFORMATION TECHNOLOGY - 21.5%
Internet Software & Services - 5.9%
Akamai Technologies, Inc. (a)	76,825	4,682
Alphabet, Inc.:
Class A (a)	44,126	40,795
Class C (a)	3,230	2,926
Facebook, Inc. Class A (a)	196,735	29,559
		77,962
IT Services - 4.1%
Accenture PLC Class A	98,875	11,994
Cognizant Technology Solutions Corp. Class A (a)	211,526	12,740
CSRA, Inc.	279,995	8,142
DXC Technology Co. (a)	25,513	1,922
FleetCor Technologies, Inc. (a)	38,826	5,480
Leidos Holdings, Inc.	194,792	10,258
MasterCard, Inc. Class A	33,852	3,938
		54,474
Semiconductors & Semiconductor Equipment - 2.9%
Applied Materials, Inc.	269,970	10,963
Lam Research Corp.	91,942	13,318
Micron Technology, Inc. (a)	165,149	4,570
ON Semiconductor Corp. (a)	651,182	9,234
Qorvo, Inc. (a)	8,590	584
Qualcomm, Inc.	5,444	293
		38,962
Software - 2.8%
Adobe Systems, Inc. (a)	60,132	8,042
Microsoft Corp.	421,105	28,829
		36,871
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	414,456	59,535
HP, Inc.	715,661	13,469
NCR Corp. (a)	84,404	3,482
		76,486

TOTAL INFORMATION TECHNOLOGY		284,755

MATERIALS - 3.0%
Chemicals - 1.7%
FMC Corp.	139,816	10,239
LyondellBasell Industries NV Class A	136,270	11,550
		21,789
Metals & Mining - 1.3%
Freeport-McMoRan, Inc. (a)	873,217	11,134
United States Steel Corp.	290,909	6,493
		17,627

TOTAL MATERIALS		39,416

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Boston Properties, Inc.	81,921	10,371
Corrections Corp. of America	169,627	5,844
Outfront Media, Inc.	384,511	10,059
		26,274
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	319,080	11,426
Realogy Holdings Corp.	237,647	7,260
		18,686

TOTAL REAL ESTATE		44,960

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	428,447	19,670
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	165,446	11,130

TOTAL TELECOMMUNICATION SERVICES		30,800

UTILITIES - 4.0%
Electric Utilities - 2.8%
Exelon Corp.	354,170	12,265
FirstEnergy Corp.	351,689	10,530
NextEra Energy, Inc.	111,688	14,917
		37,712
Independent Power and Renewable Electricity Producers - 1.2%
NRG Energy, Inc.	553,318	9,351
The AES Corp.	519,984	5,881
		15,232

TOTAL UTILITIES		52,944

TOTAL COMMON STOCKS
(Cost $1,180,354)		1,301,051

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.85% (b)
(Cost $19,769)	19,764,847	19,769
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $1,200,123)		1,320,820
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,163
NET ASSETS - 100%		$1,322,983

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$62
Fidelity Securities Lending Cash Central Fund	30
Total	$92

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,180,354)	$1,301,051
Fidelity Central Funds (cost $19,769)	19,769
Total Investments (cost $1,200,123)		$1,320,820
Receivable for fund shares sold		132
Dividends receivable		973
Distributions receivable from Fidelity Central Funds		19
Prepaid expenses		1
Other receivables		2,973
Total assets		1,324,918
Liabilities
Payable for fund shares redeemed	$929
Accrued management fee	380
Transfer agent fee payable	154
Other affiliated payables	37
Other payables and accrued expenses	435
Total liabilities		1,935
Net Assets		$1,322,983
Net Assets consist of:
Paid in capital		$1,211,084
Undistributed net investment income		4,891
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,689)
Net unrealized appreciation (depreciation) on investments		120,697
Net Assets		$1,322,983
Disciplined Equity:
Net Asset Value, offering price and redemption price per share ($1,211,472 ÷ 33,905 shares)		$35.73
Class K:
Net Asset Value, offering price and redemption price per share ($111,511 ÷ 3,125 shares)		$35.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$12,895
Income from Fidelity Central Funds		92
Total income		12,987
Expenses
Management fee
Basic fee	$3,556
Performance adjustment	(1,339)
Transfer agent fees	921
Accounting and security lending fees	208
Custodian fees and expenses	11
Independent trustees' fees and expenses	3
Registration fees	31
Audit	39
Legal	4
Miscellaneous	9
Total expenses before reductions	3,443
Expense reductions	(6)	3,437
Net investment income (loss)		9,550
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,055
Fidelity Central Funds	1
Futures contracts	(2)
Total net realized gain (loss)		90,054
Change in net unrealized appreciation (depreciation) on investment securities		51,425
Net gain (loss)		141,479
Net increase (decrease) in net assets resulting from operations		$151,029

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,550	$18,118
Net realized gain (loss)	90,054	1,549
Change in net unrealized appreciation (depreciation)	51,425	(20,684)
Net increase (decrease) in net assets resulting from operations	151,029	(1,017)
Distributions to shareholders from net investment income	(18,783)	(15,984)
Distributions to shareholders from net realized gain	–	(73,227)
Total distributions	(18,783)	(89,211)
Share transactions - net increase (decrease)	(63,744)	(169,880)
Total increase (decrease) in net assets	68,502	(260,108)
Net Assets
Beginning of period	1,254,481	1,514,589
End of period	$1,322,983	$1,254,481
Other Information
Undistributed net investment income end of period	$4,891	$14,124

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Disciplined Equity Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$32.26	$34.19	$35.18	$31.30	$24.47	$21.79
Income from Investment Operations
Net investment income (loss)A	.25	.42	.35	.41	.53	.40
Net realized and unrealized gain (loss)	3.71	(.34)B	1.26	4.43	6.85	2.59
Total from investment operations	3.96	.08	1.61	4.84	7.38	2.99
Distributions from net investment income	(.49)	(.36)	(.38)	(.69)	(.55)	(.31)
Distributions from net realized gain	–	(1.65)	(2.22)	(.27)	–	–
Total distributions	(.49)	(2.01)	(2.60)	(.96)	(.55)	(.31)
Net asset value, end of period	$35.73	$32.26	$34.19	$35.18	$31.30	$24.47
Total ReturnC,D	12.35%	.16%B	4.66%	15.80%	30.80%	13.95%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.68%	.89%	.50%	.07%	.54%
Expenses net of fee waivers, if any	.54%G	.68%	.89%	.50%	.07%	.54%
Expenses net of all reductions	.54%G	.68%	.89%	.50%	(.01)%H	.52%
Net investment income (loss)	1.46%G	1.30%	1.02%	1.24%	1.97%	1.72%
Supplemental Data
Net assets, end of period (in millions)	$1,211	$1,150	$1,385	$1,238	$1,156	$3,948
Portfolio turnover rateI	183%G	179%	187%	184%	156%	147%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been (.01)%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been .05% and the total return would've been 30.74%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Disciplined Equity Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$32.23	$34.16	$35.15	$31.29	$24.49	$21.81
Income from Investment Operations
Net investment income (loss)A	.27	.45	.38	.45	.61	.43
Net realized and unrealized gain (loss)	3.70	(.34)B	1.27	4.41	6.79	2.60
Total from investment operations	3.97	.11	1.65	4.86	7.40	3.03
Distributions from net investment income	(.52)	(.39)	(.42)	(.73)	(.60)	(.35)
Distributions from net realized gain	–	(1.65)	(2.22)	(.27)	–	–
Total distributions	(.52)	(2.04)	(2.64)	(1.00)	(.60)	(.35)
Net asset value, end of period	$35.68	$32.23	$34.16	$35.15	$31.29	$24.49
Total ReturnC,D	12.41%	.26%B	4.78%	15.89%	30.96%	14.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.57%	.79%	.39%	(.18)%H	.39%
Expenses net of fee waivers, if any	.43%G	.57%	.79%	.39%	(.18)%H	.39%
Expenses net of all reductions	.43%G	.57%	.79%	.39%	(.26)%H,I	.37%
Net investment income (loss)	1.56%G	1.41%	1.12%	1.35%	2.22%	1.87%
Supplemental Data
Net assets, end of period (in millions)	$112	$104	$129	$158	$153	$131
Portfolio turnover rateJ	183%G	179%	187%	184%	156%	147%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been .09%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Expense ratio is negative due to the timing of negative management fee performance adjustments in relation to fluctuating net assets of the class.

 I The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been (.20)% and the total return would've been 30.90%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$150,689
Gross unrealized depreciation	(30,278)
Net unrealized appreciation (depreciation) on securities	$120,411
Tax cost	$1,200,409

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(99,933)
Total capital loss carryforward	$(99,933)

Due to large redemptions in a prior period, $99,933 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $47,725 per year.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(2) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,168,155 and $1,225,622, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .34% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Disciplined Equity	$895.15
Class K	26.05
	$921

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $30.

9. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Disciplined Equity	$17,115	$14,547
Class K	1,668	1,437
Total	$18,783	$15,984
From net realized gain
Disciplined Equity	$–	$67,155
Class K	–	6,072
Total	$–	$73,227

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Disciplined Equity
Shares sold	436	3,217	$14,940	$102,377
Reinvestment of distributions	474	2,353	15,948	76,727
Shares redeemed	(2,658)	(10,442)	(90,669)	(331,619)
Net increase (decrease)	(1,748)	(4,872)	$(59,781)	$(152,515)
Class K
Shares sold	215	426	$7,357	$13,646
Reinvestment of distributions	50	231	1,668	7,509
Shares redeemed	(379)	(1,201)	(12,988)	(38,520)
Net increase (decrease)	(114)	(544)	$(3,963)	$(17,365)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Disciplined Equity	.54%
Actual		$1,000.00	$1,123.50	$2.84
Hypothetical-C		$1,000.00	$1,022.12	$2.71
Class K	.43%
Actual		$1,000.00	$1,124.10	$2.26
Hypothetical-C		$1,000.00	$1,022.66	$2.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

FDE-K-SANN-0617
1.863079.108

Fidelity® Stock Selector Small Cap Fund Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
EMCOR Group, Inc.	1.1	1.2
CoreSite Realty Corp.	1.1	1.1
Community Bank System, Inc.	1.0	1.0
Teledyne Technologies, Inc.	1.0	1.0
MB Financial, Inc.	1.0	1.3
Tompkins Financial Corp.	1.0	1.0
WSFS Financial Corp.	1.0	1.2
BancFirst Corp.	1.0	0.8
Cousins Properties, Inc.	0.9	0.7
Banner Corp.	0.9	1.1
	10.0

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.4	17.7
Information Technology	17.2	19.0
Industrials	15.3	14.3
Consumer Discretionary	12.2	11.3
Health Care	12.1	13.5

Asset Allocation (% of fund's net assets)

As of April 30, 2017*
Stocks and Equity Futures	98.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

 * Foreign investments - 8.9%

As of October 31, 2016*
Stocks and Equity Futures	98.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 10.0%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 1.6%
Standard Motor Products, Inc.	149,802	$7,614
Tenneco, Inc.	144,384	9,101
Visteon Corp. (a)	81,200	8,360
		25,075
Diversified Consumer Services - 0.5%
Service Corp. International	261,300	8,419
Hotels, Restaurants & Leisure - 3.1%
Bojangles', Inc. (a)(b)	267,200	5,865
Cedar Fair LP (depositary unit)	89,700	6,429
Dave & Buster's Entertainment, Inc. (a)	164,400	10,523
Marriott Vacations Worldwide Corp.	72,400	7,977
Papa John's International, Inc.	115,700	9,147
The Cheesecake Factory, Inc.	119,900	7,693
		47,634
Household Durables - 2.2%
Cavco Industries, Inc. (a)	40,600	4,821
Ethan Allen Interiors, Inc.	194,447	5,795
Helen of Troy Ltd. (a)	77,269	7,263
Taylor Morrison Home Corp. (a)	279,500	6,456
TopBuild Corp. (a)	200,000	10,238
		34,573
Leisure Products - 0.5%
Brunswick Corp.	134,796	7,650
Media - 1.2%
Cinemark Holdings, Inc.	130,300	5,629
Emerald Expositions Events, Inc.	198,400	3,869
Nexstar Broadcasting Group, Inc. Class A	140,835	9,718
		19,216
Multiline Retail - 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	189,400	7,254
Specialty Retail - 1.6%
Burlington Stores, Inc. (a)	87,700	8,675
Genesco, Inc. (a)	92,575	4,934
Murphy U.S.A., Inc. (a)	105,700	7,354
Urban Outfitters, Inc. (a)	155,200	3,551
		24,514
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. (a)	102,100	6,084
Steven Madden Ltd. (a)	242,159	9,214
		15,298

TOTAL CONSUMER DISCRETIONARY		189,633

CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 0.7%
AdvancePierre Foods Holdings, Inc.	140,300	5,699
Performance Food Group Co. (a)	216,275	5,385
		11,084
Food Products - 1.4%
Hostess Brands, Inc. Class A (a)	184,067	3,155
Ingredion, Inc.	36,000	4,458
J&J Snack Foods Corp.	45,275	6,093
Lamb Weston Holdings, Inc.	100,000	4,175
TreeHouse Foods, Inc. (a)	40,100	3,513
		21,394
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	163,600	5,764
Personal Products - 0.3%
Inter Parfums, Inc.	144,100	5,469

TOTAL CONSUMER STAPLES		43,711

ENERGY - 3.4%
Energy Equipment & Services - 0.9%
Archrock, Inc.	189,300	2,234
Nabors Industries Ltd.	614,000	6,349
Rowan Companies PLC (a)	150,440	2,117
Total Energy Services, Inc.	347,500	3,462
		14,162
Oil, Gas & Consumable Fuels - 2.5%
Boardwalk Pipeline Partners, LP	347,908	6,311
DCP Midstream Partners LP	79,400	3,008
Diamondback Energy, Inc. (a)	52,907	5,282
Newfield Exploration Co. (a)	142,488	4,933
PDC Energy, Inc. (a)	128,200	7,080
Western Refining, Inc.	151,388	5,221
WPX Energy, Inc. (a)	612,290	7,305
		39,140

TOTAL ENERGY		53,302

FINANCIALS - 19.4%
Banks - 11.6%
Associated Banc-Corp.	550,523	13,708
BancFirst Corp.	158,895	15,262
Banner Corp.	263,629	14,552
Boston Private Financial Holdings, Inc.	382,427	5,966
Community Bank System, Inc.	283,630	15,869
Cullen/Frost Bankers, Inc.	136,000	12,837
Hilltop Holdings, Inc.	375,000	10,429
Huntington Bancshares, Inc.	1,109,400	14,267
Investors Bancorp, Inc.	873,700	12,101
MB Financial, Inc.	368,700	15,673
PacWest Bancorp	221,601	10,945
Stock Yards Bancorp, Inc.	333,082	13,656
Tompkins Financial Corp.	187,943	15,537
TowneBank	316,462	10,269
		181,071
Capital Markets - 0.8%
OM Asset Management Ltd.	778,040	12,106
Diversified Financial Services - 0.7%
Cotiviti Holdings, Inc.	245,400	10,255
Insurance - 3.7%
Aspen Insurance Holdings Ltd.	248,310	12,999
Employers Holdings, Inc.	331,786	13,271
James River Group Holdings Ltd.	315,616	13,748
Primerica, Inc.	124,800	10,458
ProAssurance Corp.	120,400	7,453
		57,929
Thrifts & Mortgage Finance - 2.6%
Beneficial Bancorp, Inc.	800,800	12,813
Washington Federal, Inc.	353,262	11,905
WSFS Financial Corp.	328,542	15,507
		40,225

TOTAL FINANCIALS		301,586

HEALTH CARE - 12.1%
Biotechnology - 6.1%
ACADIA Pharmaceuticals, Inc. (a)	107,652	3,696
Acorda Therapeutics, Inc. (a)	233,200	3,766
Advanced Accelerator Applications SA sponsored ADR (a)(b)	132,600	5,039
Agios Pharmaceuticals, Inc. (a)	82,620	4,107
Ascendis Pharma A/S:
ADR (a)(c)	190,671	5,627
sponsored ADR (a)	4,885	144
BioMarin Pharmaceutical, Inc. (a)	41,656	3,992
bluebird bio, Inc. (a)	52,328	4,655
Cellectis SA sponsored ADR (a)	117,600	2,835
Coherus BioSciences, Inc. (a)	169,700	3,258
Curis, Inc. (a)	1,250,848	3,027
CytomX Therapeutics, Inc. (a)	75,700	1,189
CytomX Therapeutics, Inc. (d)	27,627	434
Five Prime Therapeutics, Inc. (a)	95,400	3,326
Genocea Biosciences, Inc. (a)(b)	524,408	3,351
Heron Therapeutics, Inc. (a)(b)	144,200	2,213
Insmed, Inc. (a)	207,473	3,828
Intercept Pharmaceuticals, Inc. (a)	19,503	2,191
Ionis Pharmaceuticals, Inc. (a)	76,128	3,669
La Jolla Pharmaceutical Co. (a)	167,600	4,860
Macrogenics, Inc. (a)	144,000	3,112
Neurocrine Biosciences, Inc. (a)	94,460	5,044
Protagonist Therapeutics, Inc.	156,200	1,581
Proteostasis Therapeutics, Inc. (a)(b)	158,600	959
Sage Therapeutics, Inc. (a)	20,200	1,434
Spark Therapeutics, Inc. (a)	81,100	4,701
TESARO, Inc. (a)	57,600	8,501
Ultragenyx Pharmaceutical, Inc. (a)	72,684	4,680
		95,219
Health Care Equipment & Supplies - 3.4%
Cantel Medical Corp.	63,000	4,688
Hill-Rom Holdings, Inc.	96,900	7,330
Integra LifeSciences Holdings Corp. (a)	294,812	13,553
NxStage Medical, Inc. (a)	438,579	13,109
West Pharmaceutical Services, Inc.	29,800	2,742
Wright Medical Group NV (a)	408,777	12,423
		53,845
Health Care Providers & Services - 1.0%
Acadia Healthcare Co., Inc. (a)(b)	112,600	4,907
Premier, Inc. (a)	151,294	5,114
VCA, Inc. (a)	62,000	5,677
		15,698
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	55,500	4,689
INC Research Holdings, Inc. Class A (a)	89,700	4,037
		8,726
Pharmaceuticals - 1.0%
Clearside Biomedical, Inc. (b)	215,500	1,715
Innoviva, Inc. (a)	284,451	3,352
Prestige Brands Holdings, Inc. (a)	76,346	4,383
Theravance Biopharma, Inc. (a)(b)	149,940	6,047
		15,497

TOTAL HEALTH CARE		188,985

INDUSTRIALS - 15.3%
Aerospace & Defense - 2.4%
Moog, Inc. Class A (a)	159,207	10,930
Orbital ATK, Inc.	103,967	10,293
Teledyne Technologies, Inc. (a)	117,465	15,838
		37,061
Air Freight & Logistics - 1.1%
Air Transport Services Group, Inc. (a)	359,318	6,608
Hub Group, Inc. Class A (a)	280,030	10,963
		17,571
Airlines - 0.5%
JetBlue Airways Corp. (a)	335,746	7,329
Building Products - 1.0%
Allegion PLC	80,455	6,327
GCP Applied Technologies, Inc. (a)	125,700	4,136
Simpson Manufacturing Co. Ltd.	131,393	5,480
		15,943
Commercial Services & Supplies - 3.0%
Deluxe Corp.	162,329	11,673
Interface, Inc.	455,630	9,067
Matthews International Corp. Class A	113,997	7,814
Multi-Color Corp.	100,800	7,741
West Corp.	399,747	10,669
		46,964
Construction & Engineering - 2.1%
EMCOR Group, Inc.	258,839	17,015
KBR, Inc.	408,372	5,738
Valmont Industries, Inc.	64,133	9,771
		32,524
Industrial Conglomerates - 0.7%
ITT, Inc.	266,237	11,217
Machinery - 1.5%
AGCO Corp.	103,762	6,640
SPX Flow, Inc. (a)	216,309	7,817
Standex International Corp.	92,440	8,685
		23,142
Trading Companies & Distributors - 3.0%
Kaman Corp.	213,950	10,272
MRC Global, Inc. (a)	495,724	9,037
Titan Machinery, Inc. (a)	460,925	7,306
Watsco, Inc.	78,769	10,933
WESCO International, Inc. (a)	138,654	8,451
		45,999

TOTAL INDUSTRIALS		237,750

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 0.7%
NETGEAR, Inc. (a)	230,011	10,845
Electronic Equipment & Components - 4.8%
Cardtronics PLC	269,600	11,210
CDW Corp.	186,407	11,015
ePlus, Inc. (a)	29,192	2,080
Jabil Circuit, Inc.	293,079	8,505
Orbotech Ltd. (a)	224,434	7,391
Plexus Corp. (a)	136,800	7,112
Tech Data Corp. (a)	121,400	11,612
Trimble, Inc. (a)	229,685	8,138
TTM Technologies, Inc. (a)	430,100	7,196
		74,259
Internet Software & Services - 0.5%
j2 Global, Inc.	78,534	7,087
IT Services - 3.7%
Amdocs Ltd.	72,800	4,458
Blackhawk Network Holdings, Inc. (a)	197,171	7,976
EPAM Systems, Inc. (a)	134,698	10,372
Euronet Worldwide, Inc. (a)	127,087	10,500
ExlService Holdings, Inc. (a)	174,291	8,315
ManTech International Corp. Class A	31,840	1,130
Perficient, Inc. (a)	323,173	5,630
Science Applications International Corp.	136,700	9,978
		58,359
Semiconductors & Semiconductor Equipment - 3.9%
Entegris, Inc. (a)	429,800	10,659
Integrated Device Technology, Inc. (a)	499,100	11,973
Monolithic Power Systems, Inc.	132,530	12,126
ON Semiconductor Corp. (a)	637,400	9,038
Qorvo, Inc. (a)	99,850	6,793
Semtech Corp. (a)	295,800	10,102
		60,691
Software - 3.1%
Aspen Technology, Inc. (a)	207,600	12,765
Paycom Software, Inc. (a)(b)	184,600	11,122
Pegasystems, Inc.	252,619	11,507
RealPage, Inc. (a)	347,000	12,856
		48,250
Technology Hardware, Storage & Peripherals - 0.5%
Super Micro Computer, Inc. (a)	331,500	8,089

TOTAL INFORMATION TECHNOLOGY		267,580

MATERIALS - 4.6%
Chemicals - 2.0%
Chase Corp.	89,439	9,167
Innospec, Inc.	164,799	10,877
Trinseo SA	166,731	11,071
		31,115
Containers & Packaging - 1.6%
Berry Global Group, Inc. (a)	241,340	12,067
Owens-Illinois, Inc. (a)	239,600	5,228
Silgan Holdings, Inc.	120,400	7,299
		24,594
Metals & Mining - 1.0%
AK Steel Holding Corp. (a)(b)	863,400	5,474
B2Gold Corp. (a)	1,155,657	2,904
Steel Dynamics, Inc.	233,000	8,421
		16,799

TOTAL MATERIALS		72,508

REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 7.7%
Agree Realty Corp.	218,600	10,598
American Assets Trust, Inc.	308,605	13,218
CoreSite Realty Corp.	165,597	16,204
Cousins Properties, Inc.	1,719,480	14,598
Equity Lifestyle Properties, Inc.	118,100	9,555
Hudson Pacific Properties, Inc.	386,900	13,294
Mid-America Apartment Communities, Inc.	98,884	9,810
Potlatch Corp.	149,500	6,735
Store Capital Corp.	415,515	9,968
Terreno Realty Corp.	264,218	8,159
Urban Edge Properties	307,900	7,851
		119,990
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Cogent Communications Group, Inc.	86,100	3,875
UTILITIES - 3.1%
Electric Utilities - 1.4%
El Paso Electric Co.	109,820	5,667
IDACORP, Inc.	107,300	9,069
Portland General Electric Co.	149,068	6,759
		21,495
Gas Utilities - 1.7%
Atmos Energy Corp.	46,438	3,762
New Jersey Resources Corp.	103,600	4,180
South Jersey Industries, Inc.	103,800	3,895
Southwest Gas Holdings, Inc.	105,300	8,820
Spire, Inc.	87,900	6,026
		26,683

TOTAL UTILITIES		48,178

TOTAL COMMON STOCKS
(Cost $1,225,169)		1,527,098
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.66% to 0.81% 6/1/17 to 7/27/17 (e)
(Cost $479)	480	479
	Shares	Value (000s)

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.85% (f)	32,698,920	$32,705
Fidelity Securities Lending Cash Central Fund 0.86% (f)(g)	18,829,821	18,832
TOTAL MONEY MARKET FUNDS
(Cost $51,535)		51,537
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $1,277,183)		1,579,114
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(20,771)
NET ASSETS - 100%		$1,558,343

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
59 ICE Russell 2000 Index Contracts (United States)	June 2017	4,125	$89

The face value of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,627,000 or 0.4% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $434,000 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $210,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ascendis Pharma A/S ADR	11/19/15 - 1/8/16	$3,334

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$87
Fidelity Securities Lending Cash Central Fund	76
Total	$163

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$189,633	$189,633	$--	$--
Consumer Staples	43,711	43,711	--	--
Energy	53,302	53,302	--	--
Financials	301,586	301,586	--	--
Health Care	188,985	188,985	--	--
Industrials	237,750	237,750	--	--
Information Technology	267,580	267,580	--	--
Materials	72,508	72,508	--	--
Real Estate	119,990	119,990	--	--
Telecommunication Services	3,875	3,875	--	--
Utilities	48,178	48,178	--	--
U.S. Government and Government Agency Obligations	479	--	479	--
Money Market Funds	51,537	51,537	--	--
Total Investments in Securities:	$1,579,114	$1,578,635	$479	$--
Derivative Instruments:
Assets
Futures Contracts	$89	$89	$--	$--
Total Assets	$89	$89	$--	$--
Total Derivative Instruments:	$89	$89	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$89	$0
Total Equity Risk	89	0
Total Value of Derivatives	$89	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,473) — See accompanying schedule: Unaffiliated issuers (cost $1,225,648)	$1,527,577
Fidelity Central Funds (cost $51,535)	51,537
Total Investments (cost $1,277,183)		$1,579,114
Cash		101
Receivable for investments sold		10,303
Receivable for fund shares sold		633
Dividends receivable		237
Distributions receivable from Fidelity Central Funds		38
Prepaid expenses		1
Other receivables		57
Total assets		1,590,484
Liabilities
Payable for investments purchased	$11,692
Payable for fund shares redeemed	602
Accrued management fee	625
Distribution and service plan fees payable	8
Payable for daily variation margin for derivative instruments	61
Other affiliated payables	284
Other payables and accrued expenses	39
Collateral on securities loaned	18,830
Total liabilities		32,141
Net Assets		$1,558,343
Net Assets consist of:
Paid in capital		$1,188,532
Distributions in excess of net investment income		(598)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		68,392
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		302,017
Net Assets		$1,558,343
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($13,724.77 ÷ 520.249 shares)		$26.38
Maximum offering price per share (100/94.25 of $26.38)		$27.99
Class M:
Net Asset Value and redemption price per share ($3,280.93 ÷ 127.152 shares)		$25.80
Maximum offering price per share (100/96.50 of $25.80)		$26.74
Class C:
Net Asset Value and offering price per share ($4,438.36 ÷ 180.050 shares)(a)		$24.65
Stock Selector Small Cap:
Net Asset Value, offering price and redemption price per share ($1,492,044.37 ÷ 55,560.765 shares)		$26.85
Class I:
Net Asset Value, offering price and redemption price per share ($44,752.58 ÷ 1,662.171 shares)		$26.92
Class Z:
Net Asset Value, offering price and redemption price per share ($102.16 ÷ 3.794 shares)		$26.93

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$7,926
Interest		1
Income from Fidelity Central Funds		163
Total income		8,090
Expenses
Management fee
Basic fee	$4,624
Performance adjustment	(468)
Transfer agent fees	1,453
Distribution and service plan fees	48
Accounting and security lending fees	244
Custodian fees and expenses	38
Independent trustees' fees and expenses	3
Registration fees	76
Audit	33
Legal	4
Miscellaneous	5
Total expenses before reductions	6,060
Expense reductions	(58)	6,002
Net investment income (loss)		2,088
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	70,291
Fidelity Central Funds	5
Foreign currency transactions	14
Futures contracts	77
Total net realized gain (loss)		70,387
Change in net unrealized appreciation (depreciation) on: Investment securities	125,649
Assets and liabilities in foreign currencies	(1)
Futures contracts	138
Total change in net unrealized appreciation (depreciation)		125,786
Net gain (loss)		196,173
Net increase (decrease) in net assets resulting from operations		$198,261

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,088	$6,798
Net realized gain (loss)	70,387	19,298
Change in net unrealized appreciation (depreciation)	125,786	9,316
Net increase (decrease) in net assets resulting from operations	198,261	35,412
Distributions to shareholders from net investment income	(7,120)	(6,157)
Distributions to shareholders from net realized gain	(17,708)	(88,057)
Total distributions	(24,828)	(94,214)
Share transactions - net increase (decrease)	(35,618)	41,751
Redemption fees	50	179
Total increase (decrease) in net assets	137,865	(16,872)
Net Assets
Beginning of period	1,420,478	1,437,350
End of period	$1,558,343	$1,420,478
Other Information
Undistributed net investment income end of period	$–	$4,434
Distributions in excess of net investment income end of period	$(598)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$23.48	$24.48	$25.76	$25.32	$19.40	$17.87
Income from Investment Operations
Net investment income (loss)A	–B	.05	.06	.01	(.02)	(.02)
Net realized and unrealized gain (loss)	3.27	.52	.96	1.68	5.98	1.55
Total from investment operations	3.27	.57	1.02	1.69	5.96	1.53
Distributions from net investment income	(.07)	(.05)	(.03)	–B	(.04)	–
Distributions from net realized gain	(.30)	(1.52)	(2.27)	(1.25)	(.01)	–
Total distributions	(.37)	(1.57)	(2.30)	(1.25)	(.04)C	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$26.38	$23.48	$24.48	$25.76	$25.32	$19.40
Total ReturnD,E,F	13.94%	2.30%	4.19%	6.83%	30.81%	8.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.07%I	1.16%	1.01%	.99%	1.22%	1.37%
Expenses net of fee waivers, if any	1.07%I	1.16%	1.01%	.99%	1.22%	1.37%
Expenses net of all reductions	1.06%I	1.15%	1.00%	.99%	1.20%	1.36%
Net investment income (loss)	(.02)%I	.22%	.24%	.06%	(.09)%	(.10)%
Supplemental Data
Net assets, end of period (in millions)	$14	$12	$11	$10	$8	$4
Portfolio turnover rateJ	55%I	57%	48%	73%	79%	61%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.95	$24.00	$25.30	$24.97	$19.15	$17.68
Income from Investment Operations
Net investment income (loss)A	(.05)	(.03)	(.03)	(.07)	(.08)	(.07)
Net realized and unrealized gain (loss)	3.20	.50	.97	1.65	5.90	1.54
Total from investment operations	3.15	.47	.94	1.58	5.82	1.47
Distributions from net realized gain	(.30)	(1.52)	(2.24)	(1.25)	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$25.80	$22.95	$24.00	$25.30	$24.97	$19.15
Total ReturnC,D,E	13.75%	1.89%	3.90%	6.46%	30.39%	8.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.42%H	1.51%	1.35%	1.32%	1.51%	1.64%
Expenses net of fee waivers, if any	1.42%H	1.51%	1.35%	1.32%	1.51%	1.64%
Expenses net of all reductions	1.41%H	1.50%	1.34%	1.31%	1.49%	1.63%
Net investment income (loss)	(.37)%H	(.13)%	(.10)%	(.27)%	(.38)%	(.37)%
Supplemental Data
Net assets, end of period (in millions)	$3	$3	$3	$3	$2	$1
Portfolio turnover rateI	55%H	57%	48%	73%	79%	61%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.99	$23.16	$24.49	$24.32	$18.73	$17.38
Income from Investment Operations
Net investment income (loss)A	(.10)	(.13)	(.14)	(.18)	(.19)	(.16)
Net realized and unrealized gain (loss)	3.06	.48	.93	1.60	5.78	1.51
Total from investment operations	2.96	.35	.79	1.42	5.59	1.35
Distributions from net realized gain	(.30)	(1.52)	(2.12)	(1.25)	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$24.65	$21.99	$23.16	$24.49	$24.32	$18.73
Total ReturnC,D,E	13.48%	1.41%	3.36%	5.95%	29.85%	7.77%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.90%H	1.98%	1.84%	1.79%	1.98%	2.12%
Expenses net of fee waivers, if any	1.90%H	1.98%	1.84%	1.79%	1.98%	2.12%
Expenses net of all reductions	1.89%H	1.97%	1.83%	1.79%	1.96%	2.11%
Net investment income (loss)	(.85)%H	(.60)%	(.59)%	(.74)%	(.85)%	(.85)%
Supplemental Data
Net assets, end of period (in millions)	$4	$3	$4	$4	$3	$2
Portfolio turnover rateI	55%H	57%	48%	73%	79%	61%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$23.91	$24.89	$26.15	$25.64	$19.65	$18.05
Income from Investment Operations
Net investment income (loss)A	.04	.11	.12	.08	.04	.04
Net realized and unrealized gain (loss)	3.33	.54	.98	1.70	6.06	1.56
Total from investment operations	3.37	.65	1.10	1.78	6.10	1.60
Distributions from net investment income	(.12)	(.11)	(.09)	(.01)B	(.10)	–
Distributions from net realized gain	(.30)	(1.52)	(2.27)	(1.26)B	(.01)	–
Total distributions	(.43)C	(1.63)	(2.36)	(1.27)	(.11)	–
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$26.85	$23.91	$24.89	$26.15	$25.64	$19.65
Total ReturnE,F	14.09%	2.57%	4.46%	7.08%	31.20%	8.86%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.89%	.77%	.73%	.94%	1.07%
Expenses net of fee waivers, if any	.77%I	.89%	.77%	.73%	.93%	1.07%
Expenses net of all reductions	.77%I	.88%	.76%	.72%	.91%	1.06%
Net investment income (loss)	.28%I	.49%	.48%	.32%	.20%	.20%
Supplemental Data
Net assets, end of period (in millions)	$1,492	$1,359	$1,372	$1,406	$1,487	$1,311
Portfolio turnover rateJ	55%I	57%	48%	73%	79%	61%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.43 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.303 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$23.97	$24.96	$26.21	$25.69	$19.72	$18.07
Income from Investment Operations
Net investment income (loss)A	.04	.12	.13	.09	.05	.04
Net realized and unrealized gain (loss)	3.33	.53	.99	1.70	6.06	1.61
Total from investment operations	3.37	.65	1.12	1.79	6.11	1.65
Distributions from net investment income	(.12)	(.12)	(.10)	(.01)B	(.14)	–
Distributions from net realized gain	(.30)	(1.52)	(2.27)	(1.26)B	(.01)	–
Total distributions	(.42)	(1.64)	(2.37)	(1.27)	(.14)C	–
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$26.92	$23.97	$24.96	$26.21	$25.69	$19.72
Total ReturnE,F	14.09%	2.55%	4.52%	7.11%	31.22%	9.13%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.87%	.74%	.70%	.91%	1.06%
Expenses net of fee waivers, if any	.78%I	.87%	.73%	.70%	.91%	1.06%
Expenses net of all reductions	.77%I	.87%	.73%	.70%	.89%	1.05%
Net investment income (loss)	.27%I	.50%	.51%	.35%	.22%	.21%
Supplemental Data
Net assets, end of period (in millions)	$45	$43	$46	$51	$56	$40
Portfolio turnover rateJ	55%I	57%	48%	73%	79%	61%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.007 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class Z

Six months ended (Unaudited) April 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$26.36
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.55
Total from investment operations	.57
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Redemption fees added to paid in capitalB,C	–
Net asset value, end of period	$26.93
Total ReturnD,E	2.16%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H
Expenses net of fee waivers, if any	.63%H
Expenses net of all reductions	.62%H
Net investment income (loss)	.34%H
Supplemental Data
Portfolio turnover rateI	55%H

 A For the period February 1, 2017 (commencement of sale of shares) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on February 1, 2017. The Fund offers Class A, Class M (formerly Class T), Class C, Stock Selector Small Cap, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, futures contracts, deferred trustees compensation, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$336,775
Gross unrealized depreciation	(36,341)
Net unrealized appreciation (depreciation) on securities	$300,434
Tax cost	$1,278,680

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $77 and a change in net unrealized appreciation (depreciation) of $138 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $416,768 and $479,516, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$17	$–(a)
Class M	.25%	.25%	8	–(a)
Class C	.75%	.25%	23	4
			$48	$4

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4
Class M	1
Class C (a)	–(b)
$5

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five-hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$16.23
Class M	5.33
Class C	7.31
Stock Selector Small Cap	1,382.19
Class I	43.19
Class Z	-(b)	.05
	$1,453

 (a) Annualized

 (b) In the amount of less than five-hundred dollars

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $781. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $76, including $3 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $51 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$34	$25
Stock Selector Small Cap	6,885	5,925
Class I	201	207
Total	$7,120	$6,157
From net realized gain
Class A	$156	$712
Class M	34	181
Class B	–	10
Class C	55	261
Stock Selector Small Cap	16,959	84,153
Class I	504	2,740
Total	$17,708	$88,057

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	92	61	$2,381	$1,389
Reinvestment of distributions	7	30	186	721
Shares redeemed	(78)	(59)	(2,024)	(1,344)
Net increase (decrease)	21	32	$543	$766
Class M
Shares sold	37	14	$930	$306
Reinvestment of distributions	1	8	33	178
Shares redeemed	(26)	(25)	(649)	(554)
Net increase (decrease)	12	(3)	$314	$(70)
Class B
Shares sold	–	--(a)	$–	$1
Reinvestment of distributions	–	--(a)	–	10
Shares redeemed	–	(7)	–	(164)
Net increase (decrease)	–	(7)	$–	$(153)
Class C
Shares sold	68	45	$1,629	$965
Reinvestment of distributions	2	11	53	248
Shares redeemed	(48)	(69)	(1,162)	(1,458)
Net increase (decrease)	22	(13)	$520	$(245)
Stock Selector Small Cap
Shares sold	4,216	9,805	$111,039	$225,506
Reinvestment of distributions	876	3,668	23,306	88,117
Shares redeemed	(6,392)	(11,744)	(167,753)	(270,444)
Net increase (decrease)	(1,300)	1,729	$(33,408)	$43,179
Class I
Shares sold	115	274	$3,062	$6,249
Reinvestment of distributions	26	122	702	2,937
Shares redeemed	(284)	(454)	(7,451)	(10,912)
Net increase (decrease)	(143)	(58)	$(3,687)	$(1,726)
Class Z (b)
Shares sold	4	–	$100	$–
Net increase (decrease)	4	–	$100	$–

 (a) In the amount of less than 500 shares.

 (b) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to April 30, 2017

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017) for Class A, Class M, Class C, Stock Selector Small Cap and Class I and for the period (February 1, 2017 to April 30, 2017) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value April 30, 2017	Expenses Paid During Period
Class A	1.07%
Actual		$1,000.00	$1,139.40	$5.68-B
Hypothetical-C		$1,000.00	$1,019.49	$5.36-D
Class M	1.42%
Actual		$1,000.00	$1,137.50	$7.53-B
Hypothetical-C		$1,000.00	$1,017.75	$7.10-D
Class C	1.90%
Actual		$1,000.00	$1,134.80	$10.06-B
Hypothetical-C		$1,000.00	$1,015.37	$9.49-D
Stock Selector Small Cap	.77%
Actual		$1,000.00	$1,140.90	$4.09-B
Hypothetical-C		$1,000.00	$1,020.98	$3.86-D
Class I	.78%
Actual		$1,000.00	$1,140.90	$4.14-B
Hypothetical-C		$1,000.00	$1,020.93	$3.91-D
Class Z	.63%
Actual		$1,000.00	$1,021.60	$1.55-B
Hypothetical-C		$1,000.00	$1,021.67	$3.16-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class M, Class C, Stock Selector Small Cap and Class I and multiplied by 89/365 (to reflect the period February 1, 2017 to April 30, 2017) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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Boston, MA 02210

www.fidelity.com

SCS-SANN-0617
1.538515.119

Fidelity® Value Fund Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	2.1	2.4
Xcel Energy, Inc.	1.8	2.0
Edison International	1.7	1.9
American Tower Corp.	1.7	1.0
AECOM	1.2	1.1
CIT Group, Inc.	1.2	1.1
Baker Hughes, Inc.	1.1	1.1
Synchrony Financial	1.1	1.0
Wells Fargo & Co.	1.1	0.8
U.S. Bancorp	1.0	1.0
	14.0

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.3	17.1
Industrials	12.1	10.1
Real Estate	12.1	11.6
Consumer Discretionary	11.4	12.6
Information Technology	9.9	9.8

Asset Allocation (% of fund's net assets)

As of April 30, 2017*
Stocks and Equity Futures	97.8%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 16.9%

As of October 31, 2016*
Stocks and Equity Futures	98.2%
Convertible Securities	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 16.3%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 1.3%
Delphi Automotive PLC	642,100	$51,625
Tenneco, Inc.	210,500	13,268
The Goodyear Tire & Rubber Co.	699,800	25,354
Visteon Corp. (a)	161,410	16,617
		106,864
Diversified Consumer Services - 1.7%
H&R Block, Inc.	1,289,759	31,973
Houghton Mifflin Harcourt Co. (a)	4,737,206	54,478
Service Corp. International	1,070,727	34,499
ServiceMaster Global Holdings, Inc. (a)	656,275	25,004
		145,954
Hotels, Restaurants & Leisure - 1.5%
DineEquity, Inc.	307,500	17,386
Extended Stay America, Inc. unit	1,137,500	19,838
Ilg, Inc.	677,300	16,330
U.S. Foods Holding Corp.	532,500	15,017
Wyndham Worldwide Corp.	600,600	57,243
		125,814
Household Durables - 0.8%
PulteGroup, Inc.	470,400	10,664
Techtronic Industries Co. Ltd.	4,438,500	19,059
Whirlpool Corp.	194,900	36,189
		65,912
Internet & Direct Marketing Retail - 1.0%
Liberty Interactive Corp.:
(Venture Group) Series A (a)	583,100	31,400
QVC Group Series A (a)	2,504,700	53,050
		84,450
Leisure Products - 0.7%
Mattel, Inc.	1,455,600	32,635
Vista Outdoor, Inc. (a)	1,266,800	24,779
		57,414
Media - 3.4%
Altice NV Class A (a)	697,136	17,318
DISH Network Corp. Class A (a)	284,200	18,314
Liberty Broadband Corp. Class C (a)	425,871	38,822
Liberty Global PLC Class C (a)	1,097,300	37,978
Live Nation Entertainment, Inc. (a)	948,860	30,515
Omnicom Group, Inc.	206,100	16,925
Sinclair Broadcast Group, Inc. Class A	870,156	34,328
Tegna, Inc.	837,900	21,350
Twenty-First Century Fox, Inc.:
Class A	841,200	25,690
Class B	789,700	23,580
Viacom, Inc. Class B (non-vtg.)	377,800	16,079
		280,899
Specialty Retail - 0.7%
GameStop Corp. Class A (b)	1,053,800	23,911
Michaels Companies, Inc. (a)	474,100	11,075
Sally Beauty Holdings, Inc. (a)	548,500	10,432
Signet Jewelers Ltd.	243,200	16,012
		61,430
Textiles, Apparel & Luxury Goods - 0.3%
Gildan Activewear, Inc.	989,500	27,741

TOTAL CONSUMER DISCRETIONARY		956,478

CONSUMER STAPLES - 3.9%
Beverages - 0.9%
C&C Group PLC	932,789	3,848
Cott Corp.	4,675,311	61,513
Molson Coors Brewing Co. Class B	89,086	8,542
		73,903
Food & Staples Retailing - 1.0%
AdvancePierre Foods Holdings, Inc.	136,900	5,561
Kroger Co.	1,019,500	30,228
Walgreens Boots Alliance, Inc.	116,100	10,047
Whole Foods Market, Inc.	945,100	34,373
		80,209
Food Products - 1.6%
Bunge Ltd.	157,909	12,480
Darling International, Inc. (a)	1,977,200	29,915
Lamb Weston Holdings, Inc.	871,533	36,387
Mead Johnson Nutrition Co. Class A	71,200	6,317
Nomad Foods Ltd. (a)	2,420,617	28,563
The J.M. Smucker Co.	178,631	22,636
		136,298
Household Products - 0.3%
Svenska Cellulosa AB (SCA) (B Shares)	839,900	27,822
Personal Products - 0.1%
Coty, Inc. Class A	660,400	11,788

TOTAL CONSUMER STAPLES		330,020

ENERGY - 7.7%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	1,608,334	95,487
Dril-Quip, Inc. (a)	634,633	32,715
Halliburton Co.	347,355	15,937
Odfjell Drilling A/S (a)	2,863,582	6,003
TechnipFMC PLC (a)	572,127	17,238
		167,380
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	606,800	34,600
Boardwalk Pipeline Partners, LP	2,698,800	48,956
Cabot Oil & Gas Corp.	1,040,900	24,191
Cenovus Energy, Inc.	2,743,900	27,358
Cheniere Energy, Inc. (a)	139,000	6,304
Devon Energy Corp.	603,000	23,812
Diamondback Energy, Inc. (a)	227,717	22,735
Energen Corp. (a)	341,679	17,764
EQT Corp.	377,464	21,946
GasLog Ltd. (b)	1,980,700	27,730
Golar LNG Ltd. (b)	713,748	18,208
Lundin Petroleum AB	1,536,200	29,329
Marathon Petroleum Corp.	701,971	35,758
Newfield Exploration Co. (a)	719,910	24,923
Teekay Corp. (b)	3,085,980	26,786
Teekay LNG Partners LP	1,977,280	33,021
Teekay Offshore Partners LP	5,934,700	31,513
WPX Energy, Inc. (a)	1,672,800	19,957
		474,891

TOTAL ENERGY		642,271

FINANCIALS - 16.3%
Banks - 4.1%
Bank of Ireland (a)	22,747,694	5,761
CIT Group, Inc.	2,192,076	101,515
EFG Eurobank Ergasias SA (a)	6,391,260	5,152
First Citizen Bancshares, Inc. Class A	88,592	30,835
Lloyds Banking Group PLC	13,928,300	12,515
PNC Financial Services Group, Inc.	84,544	10,124
U.S. Bancorp	1,718,015	88,100
Wells Fargo & Co.	1,639,928	88,294
		342,296
Capital Markets - 3.0%
Apollo Global Management LLC Class A	1,223,232	32,746
Ares Capital Corp.	2,032,210	35,767
Brookfield Asset Management, Inc. Class A	262,850	9,716
Carlyle Group LP	415,000	7,346
Franklin Resources, Inc.	846,000	36,471
KKR & Co. LP	2,127,068	40,372
Legg Mason, Inc.	1,355,900	50,684
The Blackstone Group LP	1,109,704	34,223
Waddell & Reed Financial, Inc. Class A	250,000	4,498
		251,823
Consumer Finance - 3.8%
Ally Financial, Inc.	643,300	12,737
Capital One Financial Corp.	915,191	73,563
Discover Financial Services	1,334,400	83,520
OneMain Holdings, Inc. (a)	1,291,038	30,107
SLM Corp. (a)	2,492,774	31,259
Synchrony Financial	3,222,700	89,591
		320,777
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	476,889	78,787
Bioverativ, Inc.	20,200	1,188
Leucadia National Corp.	659,800	16,752
		96,727
Insurance - 4.0%
AFLAC, Inc.	231,446	17,331
AMBAC Financial Group, Inc. (a)	2,040,459	39,646
Chubb Ltd.	606,748	83,276
FNF Group	1,863,800	76,323
Greenlight Capital Re, Ltd. (a)	570,043	12,284
Reinsurance Group of America, Inc.	320,593	40,087
Torchmark Corp.	465,851	35,735
Willis Group Holdings PLC	254,300	33,725
		338,407
Mortgage Real Estate Investment Trusts - 0.2%
MFA Financial, Inc.	1,892,290	15,725

TOTAL FINANCIALS		1,365,755

HEALTH CARE - 6.2%
Biotechnology - 0.9%
Amgen, Inc.	223,300	36,469
United Therapeutics Corp. (a)	323,200	40,626
		77,095
Health Care Equipment & Supplies - 0.6%
Alere, Inc. (a)	554,000	27,240
Dentsply Sirona, Inc.	178,100	11,263
Steris PLC	20,800	1,535
Teleflex, Inc.	9,500	1,965
The Cooper Companies, Inc.	8,200	1,643
Zimmer Biomet Holdings, Inc.	92,046	11,013
		54,659
Health Care Providers & Services - 2.4%
Anthem, Inc.	150,600	26,790
Capital Senior Living Corp. (a)	25,000	349
Centene Corp. (a)	57,200	4,256
Cigna Corp.	146,000	22,830
DaVita HealthCare Partners, Inc. (a)	64,500	4,451
Envision Healthcare Corp. (a)	760,472	42,609
Laboratory Corp. of America Holdings (a)	324,347	45,457
McKesson Corp.	149,500	20,674
R1 RCM, Inc. (a)(b)	4,995,174	19,431
Universal Health Services, Inc. Class B	101,892	12,304
		199,151
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	217,140	11,954
Bio-Rad Laboratories, Inc. Class A (a)	26,700	5,828
ICON PLC (a)	59,700	5,044
PerkinElmer, Inc.	55,500	3,297
QIAGEN NV	157,540	4,740
		30,863
Pharmaceuticals - 1.9%
Endo International PLC (a)	1,960,771	22,294
Jazz Pharmaceuticals PLC (a)	525,409	83,687
Mallinckrodt PLC (a)	95,296	4,471
Perrigo Co. PLC	116,694	8,628
Teva Pharmaceutical Industries Ltd. sponsored ADR	892,617	28,189
The Medicines Company (a)	260,101	12,828
		160,097

TOTAL HEALTH CARE		521,865

INDUSTRIALS - 12.1%
Aerospace & Defense - 1.5%
Aerojet Rocketdyne Holdings, Inc. (a)	2,409,486	53,997
KLX, Inc. (a)	848,500	40,134
Rockwell Collins, Inc.	216,000	22,483
Rolls-Royce Holdings PLC	1,021,828	10,747
		127,361
Airlines - 1.5%
Air Canada (a)	2,695,900	25,655
American Airlines Group, Inc.	1,278,678	54,497
Delta Air Lines, Inc.	586,400	26,646
Southwest Airlines Co.	212,890	11,969
United Continental Holdings, Inc. (a)	112,050	7,867
		126,634
Building Products - 0.2%
Allegion PLC	216,238	17,005
Commercial Services & Supplies - 1.3%
IWG PLC	9,108,400	38,329
KAR Auction Services, Inc.	721,200	31,459
Team, Inc. (a)(b)	151,121	4,065
West Corp.	1,187,800	31,702
		105,555
Construction & Engineering - 2.2%
AECOM (a)	3,033,988	103,793
Arcadis NV (b)	1,546,123	26,787
Astaldi SpA	3,366,341	22,075
C&J Energy Services, Inc. (a)	325,200	9,499
Chicago Bridge & Iron Co. NV	575,107	17,299
KBR, Inc.	396,600	5,572
		185,025
Electrical Equipment - 1.1%
AMETEK, Inc.	481,540	27,544
Fortive Corp.	258,933	16,380
Regal Beloit Corp.	401,700	31,674
Sensata Technologies Holding BV (a)	380,300	15,661
		91,259
Machinery - 1.7%
Allison Transmission Holdings, Inc.	1,750,765	67,720
Ingersoll-Rand PLC	475,400	42,192
SPX Flow, Inc. (a)	810,600	29,295
		139,207
Marine - 0.0%
Diana Shipping, Inc. (a)	78,427	313
Road & Rail - 0.6%
Avis Budget Group, Inc. (a)	259,700	7,921
CSX Corp.	313,687	15,948
Swift Transporation Co. (a)	1,103,200	27,117
		50,986
Trading Companies & Distributors - 2.0%
AerCap Holdings NV (a)	1,110,596	51,099
Ashtead Group PLC	900,200	19,016
HD Supply Holdings, Inc. (a)	571,000	23,011
MRC Global, Inc. (a)	1,510,471	27,536
Nexeo Solutions, Inc. (a)	939,600	8,560
Nexeo Solutions, Inc. (c)	1,170,000	10,659
WESCO International, Inc. (a)	511,751	31,191
		171,072

TOTAL INDUSTRIALS		1,014,417

INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 0.6%
CommScope Holding Co., Inc. (a)	1,242,100	52,218
Electronic Equipment & Components - 1.9%
Dell Technologies, Inc. (a)	574,678	38,567
Jabil Circuit, Inc.	2,719,303	78,914
TE Connectivity Ltd.	547,666	42,373
		159,854
Internet Software & Services - 0.1%
Alphabet, Inc. Class A (a)	12,100	11,187
IT Services - 5.3%
Alliance Data Systems Corp.	166,100	41,464
Amdocs Ltd.	928,500	56,861
Cognizant Technology Solutions Corp. Class A (a)	1,130,900	68,114
DXC Technology Co. (a)	1,164,300	87,718
EVERTEC, Inc.	1,969,500	31,217
Fidelity National Information Services, Inc.	156,000	13,134
First Data Corp. Class A (a)	1,957,600	30,578
Leidos Holdings, Inc.	325,249	17,128
Total System Services, Inc.	1,208,400	69,253
Travelport Worldwide Ltd.	655,700	8,636
Unisys Corp. (a)(b)	1,943,076	21,957
		446,060
Semiconductors & Semiconductor Equipment - 1.6%
NXP Semiconductors NV (a)	252,848	26,739
Qorvo, Inc. (a)	828,500	56,363
Qualcomm, Inc.	849,054	45,628
		128,730
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	140,700	20,212
Hewlett Packard Enterprise Co.	687,900	12,816
		33,028

TOTAL INFORMATION TECHNOLOGY		831,077

MATERIALS - 8.3%
Chemicals - 4.9%
Agrium, Inc.	126,522	11,875
Axalta Coating Systems (a)	1,172,709	36,788
Celanese Corp. Class A	269,100	23,422
CF Industries Holdings, Inc.	1,397,100	37,358
E.I. du Pont de Nemours & Co.	788,500	62,883
Eastman Chemical Co.	666,503	53,154
LyondellBasell Industries NV Class A	675,480	57,254
PPG Industries, Inc.	262,900	28,877
Syngenta AG sponsored ADR	313,800	29,193
The Chemours Co. LLC	716,400	28,864
Westlake Chemical Corp.	622,000	38,720
		408,388
Construction Materials - 0.4%
Eagle Materials, Inc.	327,800	31,459
Containers & Packaging - 2.2%
Avery Dennison Corp.	191,256	15,914
Ball Corp.	532,100	40,913
Berry Global Group, Inc. (a)	732,800	36,640
Graphic Packaging Holding Co.	4,208,500	57,151
Sealed Air Corp.	839,500	36,955
		187,573
Metals & Mining - 0.8%
Alcoa Corp.	309,500	10,439
Freeport-McMoRan, Inc. (a)	1,272,227	16,221
Randgold Resources Ltd. sponsored ADR	159,000	13,990
Steel Dynamics, Inc.	743,065	26,854
		67,504

TOTAL MATERIALS		694,924

REAL ESTATE - 12.1%
Equity Real Estate Investment Trusts (REITs) - 10.9%
American Tower Corp.	1,103,304	138,950
AvalonBay Communities, Inc.	160,700	30,507
Boston Properties, Inc.	199,400	25,244
Colony NorthStar, Inc.	5,901,308	77,130
Corporate Office Properties Trust (SBI)	1,070,300	35,042
DDR Corp.	1,554,100	16,800
Douglas Emmett, Inc.	918,900	34,615
Equinix, Inc.	85,800	35,839
Equity Commonwealth (a)	69,100	2,211
Equity Lifestyle Properties, Inc.	997,561	80,713
Equity Residential (SBI)	456,400	29,474
Essex Property Trust, Inc.	247,200	60,433
Extra Space Storage, Inc.	662,900	50,069
First Potomac Realty Trust	310,893	3,420
Forest City Realty Trust, Inc. Class A	1,103,995	24,950
Grivalia Properties REIC	4,632,702	43,096
iStar Financial, Inc. (a)(d)	5,121,765	62,639
Lamar Advertising Co. Class A	340,800	24,561
Outfront Media, Inc.	2,059,400	53,874
Public Storage	55,400	11,600
Quality Care Properties, Inc. (a)	25,000	434
SBA Communications Corp. Class A (a)	69,100	8,740
Simon Property Group, Inc.	39,000	6,445
VEREIT, Inc.	1,844,400	15,438
Welltower, Inc.	219,500	15,681
WP Glimcher, Inc.	2,408,200	21,192
		909,097
Real Estate Management & Development - 1.2%
CBRE Group, Inc. (a)	1,399,900	50,130
Kennedy Wilson Europe Real Estate PLC	372,306	5,010
Kennedy-Wilson Holdings, Inc.	2,875	59
Kennedy-Wilson Holdings, Inc. (a)	637,814	13,011
Realogy Holdings Corp.	1,143,241	34,926
		103,136

TOTAL REAL ESTATE		1,012,233

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Iridium Communications, Inc. (a)(b)	1,245,644	13,204
Level 3 Communications, Inc. (a)	373,300	22,682
		35,886
UTILITIES - 9.0%
Electric Utilities - 5.4%
Alliant Energy Corp.	667,400	26,242
American Electric Power Co., Inc.	1,195,700	81,104
Edison International	1,782,393	142,538
NextEra Energy, Inc.	214,518	28,651
PG&E Corp.	400,900	26,880
Xcel Energy, Inc.	3,337,900	150,372
		455,787
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.	4,061,100	45,931
Multi-Utilities - 3.0%
CMS Energy Corp.	747,400	33,932
DTE Energy Co.	341,200	35,686
Sempra Energy	1,575,797	178,095
		247,713

TOTAL UTILITIES		749,431

TOTAL COMMON STOCKS
(Cost $7,015,145)		8,154,357

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC:
(C Shares)	47,004,088	61
(C Shares)	72,549,788	94
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $152)		155
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $27,616)	47,770	17,603

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.67% to 0.8% 6/1/17 to 7/20/17 (e)
(Cost $2,945)	2,950	2,946
	Shares	Value (000s)

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.85% (f)	203,145,530	$203,186
Fidelity Securities Lending Cash Central Fund 0.86% (f)(g)	49,814,606	49,820
TOTAL MONEY MARKET FUNDS
(Cost $252,985)		253,006
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $7,298,843)		8,428,067
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(47,344)
NET ASSETS - 100%		$8,380,723

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
242 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2017	41,866	$650

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,659,000 or 0.1% of net assets.

 (d) Affiliated company

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,844,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Nexeo Solutions, Inc.	6/9/16	$11,700

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$548
Fidelity Securities Lending Cash Central Fund	286
Total	$834

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
iStar Financial, Inc.	$49,984	$12,440	$5,024	$--	$62,639
R1 RCM, Inc.(formerly Accretive Health, Inc.)	13,132	--	1,939	--	--
Total	$63,116	$12,440	$6,963	$--	$62,639

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$956,478	$956,478	$--	$--
Consumer Staples	330,020	330,020	--	--
Energy	642,271	642,271	--	--
Financials	1,365,755	1,348,088	17,667	--
Health Care	521,865	521,865	--	--
Industrials	1,014,572	1,014,572	--	--
Information Technology	831,077	831,077	--	--
Materials	694,924	694,924	--	--
Real Estate	1,012,233	1,012,233	--	--
Telecommunication Services	35,886	35,886	--	--
Utilities	749,431	749,431	--	--
Corporate Bonds	17,603	--	17,603	--
U.S. Government and Government Agency Obligations	2,946	--	2,946	--
Money Market Funds	253,006	253,006	--	--
Total Investments in Securities:	$8,428,067	$8,389,851	$38,216	$--
Derivative Instruments:
Assets
Futures Contracts	$650	$650	$--	$--
Total Assets	$650	$650	$--	$--
Total Derivative Instruments:	$650	$650	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$650	$0
Total Value of Derivatives	$650	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.1%
Netherlands	2.6%
Ireland	2.5%
Switzerland	1.9%
Canada	1.8%
Bailiwick of Jersey	1.4%
Marshall Islands	1.1%
United Kingdom	1.0%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $46,927) — See accompanying schedule: Unaffiliated issuers (cost $6,982,656)	$8,112,422
Fidelity Central Funds (cost $252,985)	253,006
Other affiliated issuers (cost $63,202)	62,639
Total Investments (cost $7,298,843)		$8,428,067
Receivable for investments sold		74,908
Receivable for fund shares sold		3,033
Dividends receivable		5,289
Interest receivable		522
Distributions receivable from Fidelity Central Funds		182
Prepaid expenses		5
Other receivables		2,514
Total assets		8,514,520
Liabilities
Payable to custodian bank	$136
Payable for investments purchased	72,701
Payable for fund shares redeemed	5,993
Accrued management fee	3,083
Payable for daily variation margin for derivative instruments	428
Other affiliated payables	1,040
Other payables and accrued expenses	609
Collateral on securities loaned	49,807
Total liabilities		133,797
Net Assets		$8,380,723
Net Assets consist of:
Paid in capital		$7,260,608
Undistributed net investment income		29,296
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(39,062)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,129,881
Net Assets		$8,380,723
Value:
Net Asset Value, offering price and redemption price per share ($7,367,715 ÷ 63,432 shares)		$116.15
Class K:
Net Asset Value, offering price and redemption price per share ($1,013,008 ÷ 8,712 shares)		$116.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$71,046
Interest		3,152
Income from Fidelity Central Funds		834
Total income		75,032
Expenses
Management fee
Basic fee	$22,491
Performance adjustment	(7,359)
Transfer agent fees	5,565
Accounting and security lending fees	615
Custodian fees and expenses	123
Independent trustees' fees and expenses	17
Registration fees	59
Audit	42
Legal	12
Miscellaneous	33
Total expenses before reductions	21,598
Expense reductions	(105)	21,493
Net investment income (loss)		53,539
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	272,338
Fidelity Central Funds	5
Other affiliated issuers	(459)
Foreign currency transactions	20
Futures contracts	1,097
Total net realized gain (loss)		273,001
Change in net unrealized appreciation (depreciation) on: Investment securities	743,140
Assets and liabilities in foreign currencies	4
Futures contracts	1,403
Total change in net unrealized appreciation (depreciation)		744,547
Net gain (loss)		1,017,548
Net increase (decrease) in net assets resulting from operations		$1,071,087

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,539	$136,912
Net realized gain (loss)	273,001	(275,796)
Change in net unrealized appreciation (depreciation)	744,547	298,687
Net increase (decrease) in net assets resulting from operations	1,071,087	159,803
Distributions to shareholders from net investment income	(100,620)	(92,657)
Distributions to shareholders from net realized gain	(1,989)	(740,268)
Total distributions	(102,609)	(832,925)
Share transactions - net increase (decrease)	(250,344)	(505,387)
Total increase (decrease) in net assets	718,134	(1,178,509)
Net Assets
Beginning of period	7,662,589	8,841,098
End of period	$8,380,723	$7,662,589
Other Information
Undistributed net investment income end of period	$29,296	$76,377

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$102.99	$110.73	$113.00	$99.54	$74.14	$64.53
Income from Investment Operations
Net investment income (loss)A	.72	1.70	1.17	1.02	1.13	.74
Net realized and unrealized gain (loss)	13.82	1.07	(.99)B	13.47	25.28	9.48
Total from investment operations	14.54	2.77	.18	14.49	26.41	10.22
Distributions from net investment income	(1.35)	(1.15)	(.91)	(.86)	(1.01)	(.58)
Distributions from net realized gain	(.03)	(9.36)	(1.54)	(.16)	–	(.03)
Total distributions	(1.38)	(10.51)	(2.45)	(1.03)C	(1.01)	(.61)
Net asset value, end of period	$116.15	$102.99	$110.73	$113.00	$99.54	$74.14
Total ReturnD,E	14.17%	2.85%	.12%B	14.68%	36.07%	15.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%H	.62%	.79%	.73%	.67%	.68%
Expenses net of fee waivers, if any	.54%H	.62%	.79%	.73%	.67%	.68%
Expenses net of all reductions	.53%H	.61%	.78%	.73%	.65%	.68%
Net investment income (loss)	1.29%H	1.71%	1.02%	.95%	1.30%	1.07%
Supplemental Data
Net assets, end of period (in millions)	$7,368	$6,741	$7,437	$8,024	$7,153	$5,571
Portfolio turnover rateI	63%H	72%	80%	81%	99%	77%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been .01%

 C Total distributions of $1.03 per share is comprised of distributions from net investment income of $.864 and distributions from net realized gain of $.164 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$103.15	$110.91	$113.17	$99.70	$74.27	$64.66
Income from Investment Operations
Net investment income (loss)A	.78	1.82	1.30	1.15	1.25	.85
Net realized and unrealized gain (loss)	13.84	1.06	(.99)B	13.47	25.30	9.47
Total from investment operations	14.62	2.88	.31	14.62	26.55	10.32
Distributions from net investment income	(1.47)	(1.28)	(1.03)	(.98)	(1.12)	(.68)
Distributions from net realized gain	(.03)	(9.36)	(1.54)	(.16)	–	(.03)
Total distributions	(1.49)C	(10.64)	(2.57)	(1.15)D	(1.12)	(.71)
Net asset value, end of period	$116.28	$103.15	$110.91	$113.17	$99.70	$74.27
Total ReturnE,F	14.24%	2.96%	.24%B	14.81%	36.26%	16.16%
Ratios to Average Net AssetsG,H
Expenses before reductions	.44%I	.50%	.68%	.62%	.54%	.54%
Expenses net of fee waivers, if any	.44%I	.50%	.68%	.62%	.54%	.54%
Expenses net of all reductions	.43%I	.49%	.67%	.61%	.52%	.53%
Net investment income (loss)	1.39%I	1.82%	1.13%	1.07%	1.42%	1.22%
Supplemental Data
Net assets, end of period (in millions)	$1,013	$922	$1,404	$1,499	$1,261	$765
Portfolio turnover rateJ	63%I	72%	80%	81%	99%	77%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been .13%

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $1.467 and distributions from net realized gain of $.027 per share.

 D Total distributions of $1.15 per share is comprised of distributions from net investment income of $.983 and distributions from net realized gain of $.164 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,442,410
Gross unrealized depreciation	(334,172)
Net unrealized appreciation (depreciation) on securities	$1,108,238
Tax cost	$7,319,829

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(60,188)
Long-term	(165,160)
Total capital loss carryforward	$(225,348)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,097 and a change in net unrealized appreciation (depreciation) of $1,403 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,497,386 and $2,839,336, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .37% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value	$5,332.15
Class K	233.05
	$5,565

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $90 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $204.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $419. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $286, including $1 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $68 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $37.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Value	$87,700	$76,677
Class K	12,920	15,980
Total	$100,620	$92,657
From net realized gain
Value	$1,751	$623,752
Class K	238	116,516
Total	$1,989	$740,268

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Value
Shares sold	2,064	4,754	$230,578	$467,524
Reinvestment of distributions	755	6,670	84,080	662,418
Shares redeemed	(4,842)	(13,132)	(540,443)	(1,315,307)
Net increase (decrease)	(2,023)	(1,708)	$(225,785)	$(185,365)
Class K
Shares sold	887	1,689	$99,246	$165,410
Reinvestment of distributions	118	1,333	13,157	132,496
Shares redeemed	(1,228)	(6,749)	(136,962)	(617,928)
Net increase (decrease)	(223)	(3,727)	$(24,559)	$(320,022)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Value	.54%
Actual		$1,000.00	$1,141.70	$2.87
Hypothetical-C		$1,000.00	$1,022.12	$2.71
Class K	.44%
Actual		$1,000.00	$1,142.40	$2.34
Hypothetical-C		$1,000.00	$1,022.61	$2.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

VAL-SANN-0617
1.703562.119

Fidelity® Capital Appreciation Fund Class K Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.1	2.1
Las Vegas Sands Corp.	3.8	6.0
Amgen, Inc.	3.1	2.0
CME Group, Inc.	3.1	3.7
Adobe Systems, Inc.	3.1	4.2
Goldman Sachs Group, Inc.	2.3	0.4
Alphabet, Inc. Class C	2.3	1.6
Vertex Pharmaceuticals, Inc.	2.2	1.7
Wells Fargo & Co.	2.2	2.2
Altice NV Class A	2.1	1.1
	28.3

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.8	20.8
Consumer Discretionary	21.6	26.8
Financials	14.7	12.4
Health Care	12.2	21.7
Industrials	8.3	9.2

Asset Allocation (% of fund's net assets)

As of April 30, 2017 *
Stocks	94.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

 * Foreign investments - 15.7%

As of October 31, 2016 *
Stocks	97.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 14.8%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.6%
Diversified Consumer Services - 0.2%
DeVry, Inc.	401,780	$15,207
Hotels, Restaurants & Leisure - 6.6%
Dalata Hotel Group PLC (a)(b)	9,716,029	52,283
Las Vegas Sands Corp.	4,592,841	270,932
Marriott International, Inc. Class A	285,157	26,925
Whitbread PLC	1,248,845	65,266
Wyndham Worldwide Corp.	544,357	51,883
		467,289
Household Durables - 0.4%
D.R. Horton, Inc.	592,304	19,481
PulteGroup, Inc.	232,796	5,277
		24,758
Internet & Direct Marketing Retail - 0.6%
Priceline Group, Inc. (a)	24,500	45,247
Media - 8.2%
Altice NV Class A (a)	6,009,001	149,273
Charter Communications, Inc. Class A (a)	391,390	135,092
Discovery Communications, Inc. Class A (a)	231,000	6,648
Havas SA	2,209,139	20,428
Interpublic Group of Companies, Inc.	3,882,294	91,506
ITV PLC	24,432,317	66,454
Liberty Global PLC:
Class A (a)	195,800	6,935
LiLAC Class C (a)	146,800	3,206
Scripps Networks Interactive, Inc. Class A	169,111	12,636
The Walt Disney Co.	608,152	70,302
Viacom, Inc. Class B (non-vtg.)	538,400	22,914
		585,394
Multiline Retail - 2.8%
B&M European Value Retail S.A.	1,956,774	8,541
Dollar General Corp.	1,405,129	102,167
JC Penney Corp., Inc. (a)(c)	13,264,885	71,365
Macy's, Inc.	608,900	17,792
		199,865
Specialty Retail - 2.6%
AutoZone, Inc. (a)	94,400	65,343
Home Depot, Inc.	781,380	121,973
		187,316
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	195,800	11,668

TOTAL CONSUMER DISCRETIONARY		1,536,744

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	232,160	41,213
Personal Products - 0.4%
Unilever NV (Certificaten Van Aandelen) (Bearer)	611,500	32,034
Tobacco - 1.1%
Altria Group, Inc.	721,121	51,762
Imperial Tobacco Group PLC	489,258	23,966
		75,728

TOTAL CONSUMER STAPLES		148,975

ENERGY - 5.4%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	1,370,003	81,337
Ensco PLC Class A	5,236,645	41,317
Shelf Drilling Ltd. (a)	1,468,200	11,746
U.S. Silica Holdings, Inc.	293,500	12,180
		146,580
Oil, Gas & Consumable Fuels - 3.3%
ConocoPhillips Co.	1,815,604	86,986
Marathon Oil Corp.	4,971,030	73,919
Southwestern Energy Co. (a)	4,415,104	33,157
Suncor Energy, Inc.	1,422,400	44,577
		238,639

TOTAL ENERGY		385,219

FINANCIALS - 14.7%
Banks - 4.3%
Bank of America Corp.	4,439,500	103,618
PNC Financial Services Group, Inc.	368,516	44,130
Wells Fargo & Co.	2,892,200	155,716
		303,464
Capital Markets - 10.0%
CBOE Holdings, Inc.	542,549	44,711
Charles Schwab Corp.	868,975	33,760
CME Group, Inc.	1,891,367	219,758
Goldman Sachs Group, Inc.	728,877	163,123
Legg Mason, Inc.	1,151,238	43,033
Morgan Stanley	2,130,762	92,411
MSCI, Inc.	515,647	51,730
S&P Global, Inc.	486,166	65,239
		713,765
Consumer Finance - 0.4%
Capital One Financial Corp.	220,761	17,745
Discover Financial Services	219,207	13,720
		31,465

TOTAL FINANCIALS		1,048,694

HEALTH CARE - 12.2%
Biotechnology - 9.6%
Alexion Pharmaceuticals, Inc. (a)	810,334	103,544
Amgen, Inc.	1,352,259	220,851
Celgene Corp. (a)	1,126,241	139,710
Regeneron Pharmaceuticals, Inc. (a)	156,880	60,946
Vertex Pharmaceuticals, Inc. (a)	1,349,512	159,647
		684,698
Health Care Equipment & Supplies - 0.7%
Hologic, Inc. (a)	1,062,774	47,984
Health Care Technology - 0.5%
Cerner Corp. (a)	477,065	30,890
Life Sciences Tools & Services - 0.2%
ICON PLC (a)	189,679	16,026
Pharmaceuticals - 1.2%
Jazz Pharmaceuticals PLC (a)	450,351	71,732
The Medicines Company (a)	301,320	14,861
		86,593

TOTAL HEALTH CARE		866,191

INDUSTRIALS - 8.3%
Aerospace & Defense - 0.2%
United Technologies Corp.	97,900	11,649
Airlines - 0.9%
Air Canada (a)	3,524,300	33,538
Ryanair Holdings PLC sponsored ADR (a)	324,592	29,840
		63,378
Building Products - 0.5%
Kingspan Group PLC (Ireland)	1,039,840	36,173
Electrical Equipment - 0.4%
Rockwell Automation, Inc.	202,656	31,888
Machinery - 3.5%
Cummins, Inc.	215,300	32,497
Deere & Co.	253,438	28,286
Flowserve Corp.	732,969	37,286
Manitowoc Co., Inc. (a)	2,735,780	16,333
Nordson Corp.	75,744	9,483
PACCAR, Inc.	178,678	11,923
Parker Hannifin Corp.	200,700	32,273
Pentair PLC	1,306,887	84,307
		252,388
Marine - 0.5%
Irish Continental Group PLC unit	5,928,035	34,224
Professional Services - 0.2%
IHS Markit Ltd. (a)	405,700	17,607
Road & Rail - 0.7%
Norfolk Southern Corp.	422,711	49,664
Trading Companies & Distributors - 1.4%
GATX Corp. (c)	425,020	25,459
HD Supply Holdings, Inc. (a)	1,044,543	42,095
WESCO International, Inc. (a)	467,781	28,511
		96,065

TOTAL INDUSTRIALS		593,036

INFORMATION TECHNOLOGY - 21.8%
Electronic Equipment & Components - 0.6%
Cognex Corp.	97,800	8,346
Jabil Circuit, Inc.	166,400	4,829
Zebra Technologies Corp. Class A (a)	280,224	26,417
		39,592
Internet Software & Services - 3.9%
Alphabet, Inc. Class C (a)	179,641	162,748
Benefitfocus, Inc. (a)	58,373	1,839
Facebook, Inc. Class A (a)	762,000	114,491
		279,078
IT Services - 1.2%
DXC Technology Co. (a)	97,900	7,376
PayPal Holdings, Inc. (a)	1,590,190	75,884
		83,260
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc. (a)	489,800	6,514
ASML Holding NV	302,325	39,862
Broadcom Ltd.	124,992	27,599
Cypress Semiconductor Corp.	587,300	8,228
KLA-Tencor Corp.	867,692	85,225
Qorvo, Inc. (a)	441,985	30,068
Qualcomm, Inc.	872,558	46,891
Skyworks Solutions, Inc.	332,800	33,193
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	684,800	22,646
Texas Instruments, Inc.	1,097,896	86,931
		387,157
Software - 6.3%
Adobe Systems, Inc. (a)	1,631,251	218,164
Electronic Arts, Inc. (a)	1,020,767	96,789
Microsoft Corp.	1,765,440	120,862
Symantec Corp.	293,500	9,283
Take-Two Interactive Software, Inc. (a)	97,900	6,153
		451,251
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	2,010,000	288,739
NetApp, Inc.	594,016	23,672
		312,411

TOTAL INFORMATION TECHNOLOGY		1,552,749

MATERIALS - 7.1%
Chemicals - 3.7%
CF Industries Holdings, Inc.	440,500	11,779
E.I. du Pont de Nemours & Co.	514,211	41,008
FMC Corp.	1,657,010	121,343
Potash Corp. of Saskatchewan, Inc.	587,000	9,899
Sherwin-Williams Co.	88,100	29,485
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	585,332	20,809
The Chemours Co. LLC	145,425	5,859
The Mosaic Co.	342,400	9,221
Westlake Chemical Corp.	222,875	13,874
		263,277
Construction Materials - 0.4%
Eagle Materials, Inc.	264,233	25,358
Metals & Mining - 3.0%
ArcelorMittal SA Class A unit (a)(c)	2,445,500	19,075
BHP Billiton PLC	1,467,581	22,374
First Quantum Minerals Ltd.	357,700	3,409
Freeport-McMoRan, Inc. (a)	4,891,000	62,360
Glencore Xstrata PLC	10,762,258	42,327
Rio Tinto PLC	1,663,500	65,625
		215,170

TOTAL MATERIALS		503,805

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Four Corners Property Trust, Inc.	29,400	686
TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
T-Mobile U.S., Inc. (a)	1,573,054	105,819
TOTAL COMMON STOCKS
(Cost $5,538,206)		6,741,918

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 0.85% (d)	306,299,527	306,361
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	101,054,814	101,065
TOTAL MONEY MARKET FUNDS
(Cost $407,417)		407,426
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $5,945,623)		7,149,344
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(25,326)
NET ASSETS - 100%		$7,124,018

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$325
Fidelity Securities Lending Cash Central Fund	402
Total	$727

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Dalata Hotel Group PLC	$43,516	$--	$--	$--	$52,283
Total	$43,516	$--	$--	$--	$52,283

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,536,744	$1,536,744	$--	$--
Consumer Staples	148,975	116,941	32,034	--
Energy	385,219	373,473	11,746	--
Financials	1,048,694	1,048,694	--	--
Health Care	866,191	866,191	--	--
Industrials	593,036	593,036	--	--
Information Technology	1,552,749	1,552,749	--	--
Materials	503,805	415,806	87,999	--
Real Estate	686	686	--	--
Telecommunication Services	105,819	105,819	--	--
Money Market Funds	407,426	407,426	--	--
Total Investments in Securities:	$7,149,344	$7,017,565	$131,779	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.3%
Ireland	4.6%
United Kingdom	4.1%
Netherlands	3.1%
Canada	1.2%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $95,730) — See accompanying schedule: Unaffiliated issuers (cost $5,497,366)	$6,689,635
Fidelity Central Funds (cost $407,417)	407,426
Other affiliated issuers (cost $40,840)	52,283
Total Investments (cost $5,945,623)		$7,149,344
Receivable for investments sold		129,871
Receivable for fund shares sold		2,391
Dividends receivable		5,749
Distributions receivable from Fidelity Central Funds		197
Prepaid expenses		5
Other receivables		335
Total assets		7,287,892
Liabilities
Payable for investments purchased	$53,538
Payable for fund shares redeemed	5,961
Accrued management fee	2,354
Other affiliated payables	818
Other payables and accrued expenses	147
Collateral on securities loaned	101,056
Total liabilities		163,874
Net Assets		$7,124,018
Net Assets consist of:
Paid in capital		$5,454,993
Undistributed net investment income		19,795
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		445,504
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,203,726
Net Assets		$7,124,018
Capital Appreciation:
Net Asset Value, offering price and redemption price per share ($5,018,527 ÷ 145,468 shares)		$34.50
Class K:
Net Asset Value, offering price and redemption price per share ($2,105,491 ÷ 60,918 shares)		$34.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$61,599
Income from Fidelity Central Funds		727
Total income		62,326
Expenses
Management fee
Basic fee	$19,364
Performance adjustment	(7,595)
Transfer agent fees	4,326
Accounting and security lending fees	597
Custodian fees and expenses	88
Independent trustees' fees and expenses	15
Registration fees	58
Audit	35
Legal	11
Miscellaneous	29
Total expenses before reductions	16,928
Expense reductions	(385)	16,543
Net investment income (loss)		45,783
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	451,857
Fidelity Central Funds	16
Foreign currency transactions	(68)
Total net realized gain (loss)		451,805
Change in net unrealized appreciation (depreciation) on: Investment securities	468,336
Assets and liabilities in foreign currencies	25
Total change in net unrealized appreciation (depreciation)		468,361
Net gain (loss)		920,166
Net increase (decrease) in net assets resulting from operations		$965,949

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,783	$81,754
Net realized gain (loss)	451,805	322,979
Change in net unrealized appreciation (depreciation)	468,361	(657,770)
Net increase (decrease) in net assets resulting from operations	965,949	(253,037)
Distributions to shareholders from net investment income	(85,881)	(62,147)
Distributions to shareholders from net realized gain	(295,130)	(898,286)
Total distributions	(381,011)	(960,433)
Share transactions - net increase (decrease)	(372,813)	(304,573)
Total increase (decrease) in net assets	212,125	(1,518,043)
Net Assets
Beginning of period	6,911,893	8,429,936
End of period	$7,124,018	$6,911,893
Other Information
Undistributed net investment income end of period	$19,795	$59,893

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Capital Appreciation Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$31.75	$37.03	$39.82	$37.30	$29.21	$25.51
Income from Investment Operations
Net investment income (loss)A	.21	.34	.24	.11	.19	.15
Net realized and unrealized gain (loss)	4.32	(1.34)	1.13	6.05	8.66	3.59
Total from investment operations	4.53	(1.00)	1.37	6.16	8.85	3.74
Distributions from net investment income	(.39)	(.27)	(.10)	(.14)	(.17)	(.04)
Distributions from net realized gain	(1.39)	(4.01)	(4.06)	(3.50)	(.59)	–
Total distributions	(1.78)	(4.28)	(4.16)	(3.64)	(.76)	(.04)
Net asset value, end of period	$34.50	$31.75	$37.03	$39.82	$37.30	$29.21
Total ReturnB,C	14.63%	(3.06)%	3.50%	17.86%	31.03%	14.70%
Ratios to Average Net AssetsD,E
Expenses before reductions	.51%F	.61%	.83%	.82%	.79%	.96%
Expenses net of fee waivers, if any	.51%F	.61%	.83%	.82%	.79%	.96%
Expenses net of all reductions	.50%F	.60%	.82%	.81%	.77%	.95%
Net investment income (loss)	1.26%F	1.05%	.63%	.28%	.57%	.53%
Supplemental Data
Net assets, end of period (in millions)	$5,019	$4,809	$5,906	$6,132	$5,920	$4,678
Portfolio turnover rateG	134%F	120%	126%	112%	156%	169%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Capital Appreciation Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$31.83	$37.11	$39.90	$37.38	$29.28	$25.57
Income from Investment Operations
Net investment income (loss)A	.23	.37	.28	.15	.23	.19
Net realized and unrealized gain (loss)	4.32	(1.33)	1.14	6.06	8.67	3.61
Total from investment operations	4.55	(.96)	1.42	6.21	8.90	3.80
Distributions from net investment income	(.43)	(.31)	(.15)	(.19)	(.21)	(.09)
Distributions from net realized gain	(1.39)	(4.01)	(4.06)	(3.50)	(.59)	–
Total distributions	(1.82)	(4.32)	(4.21)	(3.69)	(.80)	(.09)
Net asset value, end of period	$34.56	$31.83	$37.11	$39.90	$37.38	$29.28
Total ReturnB,C	14.66%	(2.93)%	3.62%	17.97%	31.19%	14.92%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%F	.50%	.72%	.70%	.66%	.81%
Expenses net of fee waivers, if any	.40%F	.50%	.72%	.70%	.66%	.81%
Expenses net of all reductions	.39%F	.48%	.72%	.70%	.63%	.80%
Net investment income (loss)	1.37%F	1.17%	.74%	.40%	.70%	.68%
Supplemental Data
Net assets, end of period (in millions)	$2,105	$2,103	$2,524	$2,460	$2,125	$1,438
Portfolio turnover rateG	134%F	120%	126%	112%	156%	169%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,309,028
Gross unrealized depreciation	(111,203)
Net unrealized appreciation (depreciation) on securities	$1,197,825
Tax cost	$5,951,519

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities aggregated $4,619,507 and $5,530,281, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period. The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .33% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Capital Appreciation	$3,827.15
Class K	499.05
	$4,326

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $129 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,027	1.09%	$–(a)

 (a) In the amount less than five hundred dollars

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,295. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $402, including $4 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $353 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $32.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Capital Appreciation	$57,933	$41,709
Class K	27,948	20,438
Total	$85,881	$62,147
From net realized gain
Capital Appreciation	$204,981	$631,322
Class K	90,149	266,964
Total	$295,130	$898,286

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Capital Appreciation
Shares sold	4,226	8,622	$139,374	$274,837
Reinvestment of distributions	7,688	19,416	248,874	635,303
Shares redeemed	(17,880)	(36,117)	(589,856)	(1,157,228)
Net increase (decrease)	(5,966)	(8,079)	$(201,608)	$(247,088)
Class K
Shares sold	3,734	9,379	$124,188	$299,911
Reinvestment of distributions	3,643	8,770	118,097	287,402
Shares redeemed	(12,540)	(20,071)	(413,490)	(644,798)
Net increase (decrease)	(5,163)	(1,922)	$(171,205)	$(57,485)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Capital Appreciation	.51%
Actual		$1,000.00	$1,146.30	$2.71
Hypothetical-C		$1,000.00	$1,022.27	$2.56
Class K	.40%
Actual		$1,000.00	$1,146.60	$2.13
Hypothetical-C		$1,000.00	$1,022.81	$2.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CAF-K-SANN-0617
1.863094.108

Fidelity Advisor® Stock Selector Small Cap Fund -
Class A, Class M (formerly Class T), Class C, Class I and Class Z

Semi-Annual Report

April 30, 2017

Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® Stock Selector Small Cap Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
EMCOR Group, Inc.	1.1	1.2
CoreSite Realty Corp.	1.1	1.1
Community Bank System, Inc.	1.0	1.0
Teledyne Technologies, Inc.	1.0	1.0
MB Financial, Inc.	1.0	1.3
Tompkins Financial Corp.	1.0	1.0
WSFS Financial Corp.	1.0	1.2
BancFirst Corp.	1.0	0.8
Cousins Properties, Inc.	0.9	0.7
Banner Corp.	0.9	1.1
	10.0

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.4	17.7
Information Technology	17.2	19.0
Industrials	15.3	14.3
Consumer Discretionary	12.2	11.3
Health Care	12.1	13.5

Asset Allocation (% of fund's net assets)

As of April 30, 2017*
Stocks and Equity Futures	98.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

 * Foreign investments - 8.9%

As of October 31, 2016*
Stocks and Equity Futures	98.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 10.0%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 1.6%
Standard Motor Products, Inc.	149,802	$7,614
Tenneco, Inc.	144,384	9,101
Visteon Corp. (a)	81,200	8,360
		25,075
Diversified Consumer Services - 0.5%
Service Corp. International	261,300	8,419
Hotels, Restaurants & Leisure - 3.1%
Bojangles', Inc. (a)(b)	267,200	5,865
Cedar Fair LP (depositary unit)	89,700	6,429
Dave & Buster's Entertainment, Inc. (a)	164,400	10,523
Marriott Vacations Worldwide Corp.	72,400	7,977
Papa John's International, Inc.	115,700	9,147
The Cheesecake Factory, Inc.	119,900	7,693
		47,634
Household Durables - 2.2%
Cavco Industries, Inc. (a)	40,600	4,821
Ethan Allen Interiors, Inc.	194,447	5,795
Helen of Troy Ltd. (a)	77,269	7,263
Taylor Morrison Home Corp. (a)	279,500	6,456
TopBuild Corp. (a)	200,000	10,238
		34,573
Leisure Products - 0.5%
Brunswick Corp.	134,796	7,650
Media - 1.2%
Cinemark Holdings, Inc.	130,300	5,629
Emerald Expositions Events, Inc.	198,400	3,869
Nexstar Broadcasting Group, Inc. Class A	140,835	9,718
		19,216
Multiline Retail - 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	189,400	7,254
Specialty Retail - 1.6%
Burlington Stores, Inc. (a)	87,700	8,675
Genesco, Inc. (a)	92,575	4,934
Murphy U.S.A., Inc. (a)	105,700	7,354
Urban Outfitters, Inc. (a)	155,200	3,551
		24,514
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. (a)	102,100	6,084
Steven Madden Ltd. (a)	242,159	9,214
		15,298

TOTAL CONSUMER DISCRETIONARY		189,633

CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 0.7%
AdvancePierre Foods Holdings, Inc.	140,300	5,699
Performance Food Group Co. (a)	216,275	5,385
		11,084
Food Products - 1.4%
Hostess Brands, Inc. Class A (a)	184,067	3,155
Ingredion, Inc.	36,000	4,458
J&J Snack Foods Corp.	45,275	6,093
Lamb Weston Holdings, Inc.	100,000	4,175
TreeHouse Foods, Inc. (a)	40,100	3,513
		21,394
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	163,600	5,764
Personal Products - 0.3%
Inter Parfums, Inc.	144,100	5,469

TOTAL CONSUMER STAPLES		43,711

ENERGY - 3.4%
Energy Equipment & Services - 0.9%
Archrock, Inc.	189,300	2,234
Nabors Industries Ltd.	614,000	6,349
Rowan Companies PLC (a)	150,440	2,117
Total Energy Services, Inc.	347,500	3,462
		14,162
Oil, Gas & Consumable Fuels - 2.5%
Boardwalk Pipeline Partners, LP	347,908	6,311
DCP Midstream Partners LP	79,400	3,008
Diamondback Energy, Inc. (a)	52,907	5,282
Newfield Exploration Co. (a)	142,488	4,933
PDC Energy, Inc. (a)	128,200	7,080
Western Refining, Inc.	151,388	5,221
WPX Energy, Inc. (a)	612,290	7,305
		39,140

TOTAL ENERGY		53,302

FINANCIALS - 19.4%
Banks - 11.6%
Associated Banc-Corp.	550,523	13,708
BancFirst Corp.	158,895	15,262
Banner Corp.	263,629	14,552
Boston Private Financial Holdings, Inc.	382,427	5,966
Community Bank System, Inc.	283,630	15,869
Cullen/Frost Bankers, Inc.	136,000	12,837
Hilltop Holdings, Inc.	375,000	10,429
Huntington Bancshares, Inc.	1,109,400	14,267
Investors Bancorp, Inc.	873,700	12,101
MB Financial, Inc.	368,700	15,673
PacWest Bancorp	221,601	10,945
Stock Yards Bancorp, Inc.	333,082	13,656
Tompkins Financial Corp.	187,943	15,537
TowneBank	316,462	10,269
		181,071
Capital Markets - 0.8%
OM Asset Management Ltd.	778,040	12,106
Diversified Financial Services - 0.7%
Cotiviti Holdings, Inc.	245,400	10,255
Insurance - 3.7%
Aspen Insurance Holdings Ltd.	248,310	12,999
Employers Holdings, Inc.	331,786	13,271
James River Group Holdings Ltd.	315,616	13,748
Primerica, Inc.	124,800	10,458
ProAssurance Corp.	120,400	7,453
		57,929
Thrifts & Mortgage Finance - 2.6%
Beneficial Bancorp, Inc.	800,800	12,813
Washington Federal, Inc.	353,262	11,905
WSFS Financial Corp.	328,542	15,507
		40,225

TOTAL FINANCIALS		301,586

HEALTH CARE - 12.1%
Biotechnology - 6.1%
ACADIA Pharmaceuticals, Inc. (a)	107,652	3,696
Acorda Therapeutics, Inc. (a)	233,200	3,766
Advanced Accelerator Applications SA sponsored ADR (a)(b)	132,600	5,039
Agios Pharmaceuticals, Inc. (a)	82,620	4,107
Ascendis Pharma A/S:
ADR (a)(c)	190,671	5,627
sponsored ADR (a)	4,885	144
BioMarin Pharmaceutical, Inc. (a)	41,656	3,992
bluebird bio, Inc. (a)	52,328	4,655
Cellectis SA sponsored ADR (a)	117,600	2,835
Coherus BioSciences, Inc. (a)	169,700	3,258
Curis, Inc. (a)	1,250,848	3,027
CytomX Therapeutics, Inc. (a)	75,700	1,189
CytomX Therapeutics, Inc. (d)	27,627	434
Five Prime Therapeutics, Inc. (a)	95,400	3,326
Genocea Biosciences, Inc. (a)(b)	524,408	3,351
Heron Therapeutics, Inc. (a)(b)	144,200	2,213
Insmed, Inc. (a)	207,473	3,828
Intercept Pharmaceuticals, Inc. (a)	19,503	2,191
Ionis Pharmaceuticals, Inc. (a)	76,128	3,669
La Jolla Pharmaceutical Co. (a)	167,600	4,860
Macrogenics, Inc. (a)	144,000	3,112
Neurocrine Biosciences, Inc. (a)	94,460	5,044
Protagonist Therapeutics, Inc.	156,200	1,581
Proteostasis Therapeutics, Inc. (a)(b)	158,600	959
Sage Therapeutics, Inc. (a)	20,200	1,434
Spark Therapeutics, Inc. (a)	81,100	4,701
TESARO, Inc. (a)	57,600	8,501
Ultragenyx Pharmaceutical, Inc. (a)	72,684	4,680
		95,219
Health Care Equipment & Supplies - 3.4%
Cantel Medical Corp.	63,000	4,688
Hill-Rom Holdings, Inc.	96,900	7,330
Integra LifeSciences Holdings Corp. (a)	294,812	13,553
NxStage Medical, Inc. (a)	438,579	13,109
West Pharmaceutical Services, Inc.	29,800	2,742
Wright Medical Group NV (a)	408,777	12,423
		53,845
Health Care Providers & Services - 1.0%
Acadia Healthcare Co., Inc. (a)(b)	112,600	4,907
Premier, Inc. (a)	151,294	5,114
VCA, Inc. (a)	62,000	5,677
		15,698
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	55,500	4,689
INC Research Holdings, Inc. Class A (a)	89,700	4,037
		8,726
Pharmaceuticals - 1.0%
Clearside Biomedical, Inc. (b)	215,500	1,715
Innoviva, Inc. (a)	284,451	3,352
Prestige Brands Holdings, Inc. (a)	76,346	4,383
Theravance Biopharma, Inc. (a)(b)	149,940	6,047
		15,497

TOTAL HEALTH CARE		188,985

INDUSTRIALS - 15.3%
Aerospace & Defense - 2.4%
Moog, Inc. Class A (a)	159,207	10,930
Orbital ATK, Inc.	103,967	10,293
Teledyne Technologies, Inc. (a)	117,465	15,838
		37,061
Air Freight & Logistics - 1.1%
Air Transport Services Group, Inc. (a)	359,318	6,608
Hub Group, Inc. Class A (a)	280,030	10,963
		17,571
Airlines - 0.5%
JetBlue Airways Corp. (a)	335,746	7,329
Building Products - 1.0%
Allegion PLC	80,455	6,327
GCP Applied Technologies, Inc. (a)	125,700	4,136
Simpson Manufacturing Co. Ltd.	131,393	5,480
		15,943
Commercial Services & Supplies - 3.0%
Deluxe Corp.	162,329	11,673
Interface, Inc.	455,630	9,067
Matthews International Corp. Class A	113,997	7,814
Multi-Color Corp.	100,800	7,741
West Corp.	399,747	10,669
		46,964
Construction & Engineering - 2.1%
EMCOR Group, Inc.	258,839	17,015
KBR, Inc.	408,372	5,738
Valmont Industries, Inc.	64,133	9,771
		32,524
Industrial Conglomerates - 0.7%
ITT, Inc.	266,237	11,217
Machinery - 1.5%
AGCO Corp.	103,762	6,640
SPX Flow, Inc. (a)	216,309	7,817
Standex International Corp.	92,440	8,685
		23,142
Trading Companies & Distributors - 3.0%
Kaman Corp.	213,950	10,272
MRC Global, Inc. (a)	495,724	9,037
Titan Machinery, Inc. (a)	460,925	7,306
Watsco, Inc.	78,769	10,933
WESCO International, Inc. (a)	138,654	8,451
		45,999

TOTAL INDUSTRIALS		237,750

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 0.7%
NETGEAR, Inc. (a)	230,011	10,845
Electronic Equipment & Components - 4.8%
Cardtronics PLC	269,600	11,210
CDW Corp.	186,407	11,015
ePlus, Inc. (a)	29,192	2,080
Jabil Circuit, Inc.	293,079	8,505
Orbotech Ltd. (a)	224,434	7,391
Plexus Corp. (a)	136,800	7,112
Tech Data Corp. (a)	121,400	11,612
Trimble, Inc. (a)	229,685	8,138
TTM Technologies, Inc. (a)	430,100	7,196
		74,259
Internet Software & Services - 0.5%
j2 Global, Inc.	78,534	7,087
IT Services - 3.7%
Amdocs Ltd.	72,800	4,458
Blackhawk Network Holdings, Inc. (a)	197,171	7,976
EPAM Systems, Inc. (a)	134,698	10,372
Euronet Worldwide, Inc. (a)	127,087	10,500
ExlService Holdings, Inc. (a)	174,291	8,315
ManTech International Corp. Class A	31,840	1,130
Perficient, Inc. (a)	323,173	5,630
Science Applications International Corp.	136,700	9,978
		58,359
Semiconductors & Semiconductor Equipment - 3.9%
Entegris, Inc. (a)	429,800	10,659
Integrated Device Technology, Inc. (a)	499,100	11,973
Monolithic Power Systems, Inc.	132,530	12,126
ON Semiconductor Corp. (a)	637,400	9,038
Qorvo, Inc. (a)	99,850	6,793
Semtech Corp. (a)	295,800	10,102
		60,691
Software - 3.1%
Aspen Technology, Inc. (a)	207,600	12,765
Paycom Software, Inc. (a)(b)	184,600	11,122
Pegasystems, Inc.	252,619	11,507
RealPage, Inc. (a)	347,000	12,856
		48,250
Technology Hardware, Storage & Peripherals - 0.5%
Super Micro Computer, Inc. (a)	331,500	8,089

TOTAL INFORMATION TECHNOLOGY		267,580

MATERIALS - 4.6%
Chemicals - 2.0%
Chase Corp.	89,439	9,167
Innospec, Inc.	164,799	10,877
Trinseo SA	166,731	11,071
		31,115
Containers & Packaging - 1.6%
Berry Global Group, Inc. (a)	241,340	12,067
Owens-Illinois, Inc. (a)	239,600	5,228
Silgan Holdings, Inc.	120,400	7,299
		24,594
Metals & Mining - 1.0%
AK Steel Holding Corp. (a)(b)	863,400	5,474
B2Gold Corp. (a)	1,155,657	2,904
Steel Dynamics, Inc.	233,000	8,421
		16,799

TOTAL MATERIALS		72,508

REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 7.7%
Agree Realty Corp.	218,600	10,598
American Assets Trust, Inc.	308,605	13,218
CoreSite Realty Corp.	165,597	16,204
Cousins Properties, Inc.	1,719,480	14,598
Equity Lifestyle Properties, Inc.	118,100	9,555
Hudson Pacific Properties, Inc.	386,900	13,294
Mid-America Apartment Communities, Inc.	98,884	9,810
Potlatch Corp.	149,500	6,735
Store Capital Corp.	415,515	9,968
Terreno Realty Corp.	264,218	8,159
Urban Edge Properties	307,900	7,851
		119,990
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Cogent Communications Group, Inc.	86,100	3,875
UTILITIES - 3.1%
Electric Utilities - 1.4%
El Paso Electric Co.	109,820	5,667
IDACORP, Inc.	107,300	9,069
Portland General Electric Co.	149,068	6,759
		21,495
Gas Utilities - 1.7%
Atmos Energy Corp.	46,438	3,762
New Jersey Resources Corp.	103,600	4,180
South Jersey Industries, Inc.	103,800	3,895
Southwest Gas Holdings, Inc.	105,300	8,820
Spire, Inc.	87,900	6,026
		26,683

TOTAL UTILITIES		48,178

TOTAL COMMON STOCKS
(Cost $1,225,169)		1,527,098
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.66% to 0.81% 6/1/17 to 7/27/17 (e)
(Cost $479)	480	479
	Shares	Value (000s)

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.85% (f)	32,698,920	$32,705
Fidelity Securities Lending Cash Central Fund 0.86% (f)(g)	18,829,821	18,832
TOTAL MONEY MARKET FUNDS
(Cost $51,535)		51,537
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $1,277,183)		1,579,114
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(20,771)
NET ASSETS - 100%		$1,558,343

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
59 ICE Russell 2000 Index Contracts (United States)	June 2017	4,125	$89

The face value of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,627,000 or 0.4% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $434,000 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $210,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ascendis Pharma A/S ADR	11/19/15 - 1/8/16	$3,334

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$87
Fidelity Securities Lending Cash Central Fund	76
Total	$163

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$189,633	$189,633	$--	$--
Consumer Staples	43,711	43,711	--	--
Energy	53,302	53,302	--	--
Financials	301,586	301,586	--	--
Health Care	188,985	188,985	--	--
Industrials	237,750	237,750	--	--
Information Technology	267,580	267,580	--	--
Materials	72,508	72,508	--	--
Real Estate	119,990	119,990	--	--
Telecommunication Services	3,875	3,875	--	--
Utilities	48,178	48,178	--	--
U.S. Government and Government Agency Obligations	479	--	479	--
Money Market Funds	51,537	51,537	--	--
Total Investments in Securities:	$1,579,114	$1,578,635	$479	$--
Derivative Instruments:
Assets
Futures Contracts	$89	$89	$--	$--
Total Assets	$89	$89	$--	$--
Total Derivative Instruments:	$89	$89	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$89	$0
Total Equity Risk	89	0
Total Value of Derivatives	$89	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,473) — See accompanying schedule: Unaffiliated issuers (cost $1,225,648)	$1,527,577
Fidelity Central Funds (cost $51,535)	51,537
Total Investments (cost $1,277,183)		$1,579,114
Cash		101
Receivable for investments sold		10,303
Receivable for fund shares sold		633
Dividends receivable		237
Distributions receivable from Fidelity Central Funds		38
Prepaid expenses		1
Other receivables		57
Total assets		1,590,484
Liabilities
Payable for investments purchased	$11,692
Payable for fund shares redeemed	602
Accrued management fee	625
Distribution and service plan fees payable	8
Payable for daily variation margin for derivative instruments	61
Other affiliated payables	284
Other payables and accrued expenses	39
Collateral on securities loaned	18,830
Total liabilities		32,141
Net Assets		$1,558,343
Net Assets consist of:
Paid in capital		$1,188,532
Distributions in excess of net investment income		(598)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		68,392
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		302,017
Net Assets		$1,558,343
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($13,724.77 ÷ 520.249 shares)		$26.38
Maximum offering price per share (100/94.25 of $26.38)		$27.99
Class M:
Net Asset Value and redemption price per share ($3,280.93 ÷ 127.152 shares)		$25.80
Maximum offering price per share (100/96.50 of $25.80)		$26.74
Class C:
Net Asset Value and offering price per share ($4,438.36 ÷ 180.050 shares)(a)		$24.65
Stock Selector Small Cap:
Net Asset Value, offering price and redemption price per share ($1,492,044.37 ÷ 55,560.765 shares)		$26.85
Class I:
Net Asset Value, offering price and redemption price per share ($44,752.58 ÷ 1,662.171 shares)		$26.92
Class Z:
Net Asset Value, offering price and redemption price per share ($102.16 ÷ 3.794 shares)		$26.93

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$7,926
Interest		1
Income from Fidelity Central Funds		163
Total income		8,090
Expenses
Management fee
Basic fee	$4,624
Performance adjustment	(468)
Transfer agent fees	1,453
Distribution and service plan fees	48
Accounting and security lending fees	244
Custodian fees and expenses	38
Independent trustees' fees and expenses	3
Registration fees	76
Audit	33
Legal	4
Miscellaneous	5
Total expenses before reductions	6,060
Expense reductions	(58)	6,002
Net investment income (loss)		2,088
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	70,291
Fidelity Central Funds	5
Foreign currency transactions	14
Futures contracts	77
Total net realized gain (loss)		70,387
Change in net unrealized appreciation (depreciation) on: Investment securities	125,649
Assets and liabilities in foreign currencies	(1)
Futures contracts	138
Total change in net unrealized appreciation (depreciation)		125,786
Net gain (loss)		196,173
Net increase (decrease) in net assets resulting from operations		$198,261

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,088	$6,798
Net realized gain (loss)	70,387	19,298
Change in net unrealized appreciation (depreciation)	125,786	9,316
Net increase (decrease) in net assets resulting from operations	198,261	35,412
Distributions to shareholders from net investment income	(7,120)	(6,157)
Distributions to shareholders from net realized gain	(17,708)	(88,057)
Total distributions	(24,828)	(94,214)
Share transactions - net increase (decrease)	(35,618)	41,751
Redemption fees	50	179
Total increase (decrease) in net assets	137,865	(16,872)
Net Assets
Beginning of period	1,420,478	1,437,350
End of period	$1,558,343	$1,420,478
Other Information
Undistributed net investment income end of period	$–	$4,434
Distributions in excess of net investment income end of period	$(598)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$23.48	$24.48	$25.76	$25.32	$19.40	$17.87
Income from Investment Operations
Net investment income (loss)A	–B	.05	.06	.01	(.02)	(.02)
Net realized and unrealized gain (loss)	3.27	.52	.96	1.68	5.98	1.55
Total from investment operations	3.27	.57	1.02	1.69	5.96	1.53
Distributions from net investment income	(.07)	(.05)	(.03)	–B	(.04)	–
Distributions from net realized gain	(.30)	(1.52)	(2.27)	(1.25)	(.01)	–
Total distributions	(.37)	(1.57)	(2.30)	(1.25)	(.04)C	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$26.38	$23.48	$24.48	$25.76	$25.32	$19.40
Total ReturnD,E,F	13.94%	2.30%	4.19%	6.83%	30.81%	8.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.07%I	1.16%	1.01%	.99%	1.22%	1.37%
Expenses net of fee waivers, if any	1.07%I	1.16%	1.01%	.99%	1.22%	1.37%
Expenses net of all reductions	1.06%I	1.15%	1.00%	.99%	1.20%	1.36%
Net investment income (loss)	(.02)%I	.22%	.24%	.06%	(.09)%	(.10)%
Supplemental Data
Net assets, end of period (in millions)	$14	$12	$11	$10	$8	$4
Portfolio turnover rateJ	55%I	57%	48%	73%	79%	61%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.95	$24.00	$25.30	$24.97	$19.15	$17.68
Income from Investment Operations
Net investment income (loss)A	(.05)	(.03)	(.03)	(.07)	(.08)	(.07)
Net realized and unrealized gain (loss)	3.20	.50	.97	1.65	5.90	1.54
Total from investment operations	3.15	.47	.94	1.58	5.82	1.47
Distributions from net realized gain	(.30)	(1.52)	(2.24)	(1.25)	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$25.80	$22.95	$24.00	$25.30	$24.97	$19.15
Total ReturnC,D,E	13.75%	1.89%	3.90%	6.46%	30.39%	8.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.42%H	1.51%	1.35%	1.32%	1.51%	1.64%
Expenses net of fee waivers, if any	1.42%H	1.51%	1.35%	1.32%	1.51%	1.64%
Expenses net of all reductions	1.41%H	1.50%	1.34%	1.31%	1.49%	1.63%
Net investment income (loss)	(.37)%H	(.13)%	(.10)%	(.27)%	(.38)%	(.37)%
Supplemental Data
Net assets, end of period (in millions)	$3	$3	$3	$3	$2	$1
Portfolio turnover rateI	55%H	57%	48%	73%	79%	61%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.99	$23.16	$24.49	$24.32	$18.73	$17.38
Income from Investment Operations
Net investment income (loss)A	(.10)	(.13)	(.14)	(.18)	(.19)	(.16)
Net realized and unrealized gain (loss)	3.06	.48	.93	1.60	5.78	1.51
Total from investment operations	2.96	.35	.79	1.42	5.59	1.35
Distributions from net realized gain	(.30)	(1.52)	(2.12)	(1.25)	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$24.65	$21.99	$23.16	$24.49	$24.32	$18.73
Total ReturnC,D,E	13.48%	1.41%	3.36%	5.95%	29.85%	7.77%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.90%H	1.98%	1.84%	1.79%	1.98%	2.12%
Expenses net of fee waivers, if any	1.90%H	1.98%	1.84%	1.79%	1.98%	2.12%
Expenses net of all reductions	1.89%H	1.97%	1.83%	1.79%	1.96%	2.11%
Net investment income (loss)	(.85)%H	(.60)%	(.59)%	(.74)%	(.85)%	(.85)%
Supplemental Data
Net assets, end of period (in millions)	$4	$3	$4	$4	$3	$2
Portfolio turnover rateI	55%H	57%	48%	73%	79%	61%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$23.91	$24.89	$26.15	$25.64	$19.65	$18.05
Income from Investment Operations
Net investment income (loss)A	.04	.11	.12	.08	.04	.04
Net realized and unrealized gain (loss)	3.33	.54	.98	1.70	6.06	1.56
Total from investment operations	3.37	.65	1.10	1.78	6.10	1.60
Distributions from net investment income	(.12)	(.11)	(.09)	(.01)B	(.10)	–
Distributions from net realized gain	(.30)	(1.52)	(2.27)	(1.26)B	(.01)	–
Total distributions	(.43)C	(1.63)	(2.36)	(1.27)	(.11)	–
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$26.85	$23.91	$24.89	$26.15	$25.64	$19.65
Total ReturnE,F	14.09%	2.57%	4.46%	7.08%	31.20%	8.86%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.89%	.77%	.73%	.94%	1.07%
Expenses net of fee waivers, if any	.77%I	.89%	.77%	.73%	.93%	1.07%
Expenses net of all reductions	.77%I	.88%	.76%	.72%	.91%	1.06%
Net investment income (loss)	.28%I	.49%	.48%	.32%	.20%	.20%
Supplemental Data
Net assets, end of period (in millions)	$1,492	$1,359	$1,372	$1,406	$1,487	$1,311
Portfolio turnover rateJ	55%I	57%	48%	73%	79%	61%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.43 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.303 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$23.97	$24.96	$26.21	$25.69	$19.72	$18.07
Income from Investment Operations
Net investment income (loss)A	.04	.12	.13	.09	.05	.04
Net realized and unrealized gain (loss)	3.33	.53	.99	1.70	6.06	1.61
Total from investment operations	3.37	.65	1.12	1.79	6.11	1.65
Distributions from net investment income	(.12)	(.12)	(.10)	(.01)B	(.14)	–
Distributions from net realized gain	(.30)	(1.52)	(2.27)	(1.26)B	(.01)	–
Total distributions	(.42)	(1.64)	(2.37)	(1.27)	(.14)C	–
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$26.92	$23.97	$24.96	$26.21	$25.69	$19.72
Total ReturnE,F	14.09%	2.55%	4.52%	7.11%	31.22%	9.13%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.87%	.74%	.70%	.91%	1.06%
Expenses net of fee waivers, if any	.78%I	.87%	.73%	.70%	.91%	1.06%
Expenses net of all reductions	.77%I	.87%	.73%	.70%	.89%	1.05%
Net investment income (loss)	.27%I	.50%	.51%	.35%	.22%	.21%
Supplemental Data
Net assets, end of period (in millions)	$45	$43	$46	$51	$56	$40
Portfolio turnover rateJ	55%I	57%	48%	73%	79%	61%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.007 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class Z

Six months ended (Unaudited) April 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$26.36
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.55
Total from investment operations	.57
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Redemption fees added to paid in capitalB,C	–
Net asset value, end of period	$26.93
Total ReturnD,E	2.16%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H
Expenses net of fee waivers, if any	.63%H
Expenses net of all reductions	.62%H
Net investment income (loss)	.34%H
Supplemental Data
Portfolio turnover rateI	55%H

 A For the period February 1, 2017 (commencement of sale of shares) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on February 1, 2017. The Fund offers Class A, Class M (formerly Class T), Class C, Stock Selector Small Cap, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, futures contracts, deferred trustees compensation, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$336,775
Gross unrealized depreciation	(36,341)
Net unrealized appreciation (depreciation) on securities	$300,434
Tax cost	$1,278,680

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $77 and a change in net unrealized appreciation (depreciation) of $138 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $416,768 and $479,516, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$17	$–(a)
Class M	.25%	.25%	8	–(a)
Class C	.75%	.25%	23	4
			$48	$4

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4
Class M	1
Class C (a)	–(b)
$5

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five-hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$16.23
Class M	5.33
Class C	7.31
Stock Selector Small Cap	1,382.19
Class I	43.19
Class Z	-(b)	.05
	$1,453

 (a) Annualized

 (b) In the amount of less than five-hundred dollars

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $781. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $76, including $3 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $51 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$34	$25
Stock Selector Small Cap	6,885	5,925
Class I	201	207
Total	$7,120	$6,157
From net realized gain
Class A	$156	$712
Class M	34	181
Class B	–	10
Class C	55	261
Stock Selector Small Cap	16,959	84,153
Class I	504	2,740
Total	$17,708	$88,057

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	92	61	$2,381	$1,389
Reinvestment of distributions	7	30	186	721
Shares redeemed	(78)	(59)	(2,024)	(1,344)
Net increase (decrease)	21	32	$543	$766
Class M
Shares sold	37	14	$930	$306
Reinvestment of distributions	1	8	33	178
Shares redeemed	(26)	(25)	(649)	(554)
Net increase (decrease)	12	(3)	$314	$(70)
Class B
Shares sold	–	--(a)	$–	$1
Reinvestment of distributions	–	--(a)	–	10
Shares redeemed	–	(7)	–	(164)
Net increase (decrease)	–	(7)	$–	$(153)
Class C
Shares sold	68	45	$1,629	$965
Reinvestment of distributions	2	11	53	248
Shares redeemed	(48)	(69)	(1,162)	(1,458)
Net increase (decrease)	22	(13)	$520	$(245)
Stock Selector Small Cap
Shares sold	4,216	9,805	$111,039	$225,506
Reinvestment of distributions	876	3,668	23,306	88,117
Shares redeemed	(6,392)	(11,744)	(167,753)	(270,444)
Net increase (decrease)	(1,300)	1,729	$(33,408)	$43,179
Class I
Shares sold	115	274	$3,062	$6,249
Reinvestment of distributions	26	122	702	2,937
Shares redeemed	(284)	(454)	(7,451)	(10,912)
Net increase (decrease)	(143)	(58)	$(3,687)	$(1,726)
Class Z (b)
Shares sold	4	–	$100	$–
Net increase (decrease)	4	–	$100	$–

 (a) In the amount of less than 500 shares.

 (b) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to April 30, 2017

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017) for Class A, Class M, Class C, Stock Selector Small Cap and Class I and for the period (February 1, 2017 to April 30, 2017) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value April 30, 2017	Expenses Paid During Period
Class A	1.07%
Actual		$1,000.00	$1,139.40	$5.68-B
Hypothetical-C		$1,000.00	$1,019.49	$5.36-D
Class M	1.42%
Actual		$1,000.00	$1,137.50	$7.53-B
Hypothetical-C		$1,000.00	$1,017.75	$7.10-D
Class C	1.90%
Actual		$1,000.00	$1,134.80	$10.06-B
Hypothetical-C		$1,000.00	$1,015.37	$9.49-D
Stock Selector Small Cap	.77%
Actual		$1,000.00	$1,140.90	$4.09-B
Hypothetical-C		$1,000.00	$1,020.98	$3.86-D
Class I	.78%
Actual		$1,000.00	$1,140.90	$4.14-B
Hypothetical-C		$1,000.00	$1,020.93	$3.91-D
Class Z	.63%
Actual		$1,000.00	$1,021.60	$1.55-B
Hypothetical-C		$1,000.00	$1,021.67	$3.16-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class M, Class C, Stock Selector Small Cap and Class I and multiplied by 89/365 (to reflect the period February 1, 2017 to April 30, 2017) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ASCS-SANN-0617
1.843154.109

Fidelity® Disciplined Equity Fund Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.5	4.0
Alphabet, Inc. Class A	3.1	3.2
Berkshire Hathaway, Inc. Class B	2.3	2.3
Facebook, Inc. Class A	2.2	2.5
Microsoft Corp.	2.2	2.7
Johnson & Johnson	2.2	1.5
Wells Fargo & Co.	1.9	1.9
Home Depot, Inc.	1.8	0.5
Chevron Corp.	1.7	1.9
UnitedHealth Group, Inc.	1.6	1.5
	23.5

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.5	23.9
Health Care	16.2	14.2
Financials	12.1	11.5
Consumer Discretionary	11.1	11.0
Consumer Staples	10.4	9.6

Asset Allocation (% of fund's net assets)

As of April 30, 2017*
Stocks	98.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

 * Foreign investments - 7.6%

As of October 31, 2016*
Stocks	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 10.9%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Hotels, Restaurants & Leisure - 1.5%
ARAMARK Holdings Corp.	100,485	$3,670
International Game Technology PLC	384,239	8,530
U.S. Foods Holding Corp.	291,249	8,213
		20,413
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (a)	11,908	11,015
Priceline Group, Inc. (a)	8,773	16,202
		27,217
Media - 4.3%
Comcast Corp. Class A	536,230	21,015
News Corp. Class A	278,380	3,541
The Walt Disney Co.	182,173	21,059
Time Warner, Inc.	9,352	928
Viacom, Inc. Class B (non-vtg.)	240,542	10,237
		56,780
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	81,670	6,760
Specialty Retail - 2.7%
Best Buy Co., Inc.	235,762	12,215
Home Depot, Inc.	151,043	23,578
		35,793

TOTAL CONSUMER DISCRETIONARY		146,963

CONSUMER STAPLES - 10.4%
Beverages - 0.2%
Molson Coors Brewing Co. Class B	2,548	244
The Coca-Cola Co.	35,377	1,527
		1,771
Food & Staples Retailing - 2.4%
CVS Health Corp.	194,708	16,052
Kroger Co.	131,518	3,900
Wal-Mart Stores, Inc.	154,669	11,628
		31,580
Food Products - 4.0%
Archer Daniels Midland Co.	263,915	12,074
Bunge Ltd.	129,788	10,257
Lamb Weston Holdings, Inc.	239,808	10,012
Pilgrim's Pride Corp.	362,729	9,416
Tyson Foods, Inc. Class A	180,519	11,600
		53,359
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	75,971	10,919
Personal Products - 0.4%
Nu Skin Enterprises, Inc. Class A	103,257	5,703
Tobacco - 2.6%
Philip Morris International, Inc.	193,448	21,442
Reynolds American, Inc.	188,854	12,181
		33,623

TOTAL CONSUMER STAPLES		136,955

ENERGY - 5.4%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc.	32,434	1,926
Oil, Gas & Consumable Fuels - 5.3%
Chevron Corp.	215,293	22,972
EOG Resources, Inc.	138,856	12,844
Exxon Mobil Corp.	9,531	778
Kinder Morgan, Inc.	582,197	12,011
Pioneer Natural Resources Co.	27,443	4,747
The Williams Companies, Inc.	78,962	2,419
Valero Energy Corp.	148,807	9,614
World Fuel Services Corp.	115,523	4,255
		69,640

TOTAL ENERGY		71,566

FINANCIALS - 12.1%
Banks - 6.7%
Bank of America Corp.	806,222	18,817
Citigroup, Inc.	355,160	20,997
JPMorgan Chase & Co.	180,959	15,743
Popular, Inc.	175,381	7,350
Wells Fargo & Co.	472,839	25,458
		88,365
Capital Markets - 1.3%
Ameriprise Financial, Inc.	86,288	11,032
Goldman Sachs Group, Inc.	26,517	5,935
		16,967
Consumer Finance - 0.4%
Synchrony Financial	172,137	4,785
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	183,563	30,326
Insurance - 0.5%
The Travelers Companies, Inc.	61,016	7,423
Mortgage Real Estate Investment Trusts - 0.9%
Agnc Investment Corp.	503,327	10,605
Annaly Capital Management, Inc.	174,603	2,062
		12,667

TOTAL FINANCIALS		160,533

HEALTH CARE - 16.2%
Biotechnology - 1.8%
Amgen, Inc.	108,240	17,678
United Therapeutics Corp. (a)	52,385	6,585
		24,263
Health Care Equipment & Supplies - 3.2%
Boston Scientific Corp. (a)	453,963	11,976
Danaher Corp.	154,251	12,854
Medtronic PLC	213,254	17,719
		42,549
Health Care Providers & Services - 6.5%
Anthem, Inc.	80,697	14,355
Centene Corp. (a)	156,169	11,619
Cigna Corp.	84,645	13,236
Humana, Inc.	58,239	12,928
McKesson Corp.	82,350	11,388
UnitedHealth Group, Inc.	122,978	21,506
Wellcare Health Plans, Inc. (a)	4,004	614
		85,646
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	10,215	562
Pharmaceuticals - 4.6%
Allergan PLC	65,482	15,968
Johnson & Johnson	232,806	28,745
Merck & Co., Inc.	70,525	4,396
Pfizer, Inc.	345,421	11,717
		60,826

TOTAL HEALTH CARE		213,846

INDUSTRIALS - 8.9%
Aerospace & Defense - 0.7%
General Dynamics Corp.	49,836	9,658
Airlines - 1.4%
American Airlines Group, Inc.	234,815	10,008
Copa Holdings SA Class A	67,972	7,913
		17,921
Commercial Services & Supplies - 0.5%
LSC Communications, Inc.	261,763	6,772
Construction & Engineering - 1.8%
AECOM (a)	106,285	3,636
Jacobs Engineering Group, Inc.	188,785	10,368
KBR, Inc.	672,537	9,449
		23,453
Electrical Equipment - 0.8%
Eaton Corp. PLC	119,257	9,021
Regal Beloit Corp.	17,168	1,354
		10,375
Industrial Conglomerates - 0.0%
Honeywell International, Inc.	3,884	509
Machinery - 0.9%
Parker Hannifin Corp.	73,657	11,844
Road & Rail - 1.2%
Union Pacific Corp.	146,835	16,440
Trading Companies & Distributors - 1.6%
HD Supply Holdings, Inc. (a)	246,302	9,926
MSC Industrial Direct Co., Inc. Class A	11,562	1,035
United Rentals, Inc. (a)	14,178	1,555
WESCO International, Inc. (a)	144,798	8,825
		21,341

TOTAL INDUSTRIALS		118,313

INFORMATION TECHNOLOGY - 21.5%
Internet Software & Services - 5.9%
Akamai Technologies, Inc. (a)	76,825	4,682
Alphabet, Inc.:
Class A (a)	44,126	40,795
Class C (a)	3,230	2,926
Facebook, Inc. Class A (a)	196,735	29,559
		77,962
IT Services - 4.1%
Accenture PLC Class A	98,875	11,994
Cognizant Technology Solutions Corp. Class A (a)	211,526	12,740
CSRA, Inc.	279,995	8,142
DXC Technology Co. (a)	25,513	1,922
FleetCor Technologies, Inc. (a)	38,826	5,480
Leidos Holdings, Inc.	194,792	10,258
MasterCard, Inc. Class A	33,852	3,938
		54,474
Semiconductors & Semiconductor Equipment - 2.9%
Applied Materials, Inc.	269,970	10,963
Lam Research Corp.	91,942	13,318
Micron Technology, Inc. (a)	165,149	4,570
ON Semiconductor Corp. (a)	651,182	9,234
Qorvo, Inc. (a)	8,590	584
Qualcomm, Inc.	5,444	293
		38,962
Software - 2.8%
Adobe Systems, Inc. (a)	60,132	8,042
Microsoft Corp.	421,105	28,829
		36,871
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	414,456	59,535
HP, Inc.	715,661	13,469
NCR Corp. (a)	84,404	3,482
		76,486

TOTAL INFORMATION TECHNOLOGY		284,755

MATERIALS - 3.0%
Chemicals - 1.7%
FMC Corp.	139,816	10,239
LyondellBasell Industries NV Class A	136,270	11,550
		21,789
Metals & Mining - 1.3%
Freeport-McMoRan, Inc. (a)	873,217	11,134
United States Steel Corp.	290,909	6,493
		17,627

TOTAL MATERIALS		39,416

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Boston Properties, Inc.	81,921	10,371
Corrections Corp. of America	169,627	5,844
Outfront Media, Inc.	384,511	10,059
		26,274
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	319,080	11,426
Realogy Holdings Corp.	237,647	7,260
		18,686

TOTAL REAL ESTATE		44,960

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	428,447	19,670
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	165,446	11,130

TOTAL TELECOMMUNICATION SERVICES		30,800

UTILITIES - 4.0%
Electric Utilities - 2.8%
Exelon Corp.	354,170	12,265
FirstEnergy Corp.	351,689	10,530
NextEra Energy, Inc.	111,688	14,917
		37,712
Independent Power and Renewable Electricity Producers - 1.2%
NRG Energy, Inc.	553,318	9,351
The AES Corp.	519,984	5,881
		15,232

TOTAL UTILITIES		52,944

TOTAL COMMON STOCKS
(Cost $1,180,354)		1,301,051

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.85% (b)
(Cost $19,769)	19,764,847	19,769
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $1,200,123)		1,320,820
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,163
NET ASSETS - 100%		$1,322,983

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$62
Fidelity Securities Lending Cash Central Fund	30
Total	$92

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,180,354)	$1,301,051
Fidelity Central Funds (cost $19,769)	19,769
Total Investments (cost $1,200,123)		$1,320,820
Receivable for fund shares sold		132
Dividends receivable		973
Distributions receivable from Fidelity Central Funds		19
Prepaid expenses		1
Other receivables		2,973
Total assets		1,324,918
Liabilities
Payable for fund shares redeemed	$929
Accrued management fee	380
Transfer agent fee payable	154
Other affiliated payables	37
Other payables and accrued expenses	435
Total liabilities		1,935
Net Assets		$1,322,983
Net Assets consist of:
Paid in capital		$1,211,084
Undistributed net investment income		4,891
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,689)
Net unrealized appreciation (depreciation) on investments		120,697
Net Assets		$1,322,983
Disciplined Equity:
Net Asset Value, offering price and redemption price per share ($1,211,472 ÷ 33,905 shares)		$35.73
Class K:
Net Asset Value, offering price and redemption price per share ($111,511 ÷ 3,125 shares)		$35.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$12,895
Income from Fidelity Central Funds		92
Total income		12,987
Expenses
Management fee
Basic fee	$3,556
Performance adjustment	(1,339)
Transfer agent fees	921
Accounting and security lending fees	208
Custodian fees and expenses	11
Independent trustees' fees and expenses	3
Registration fees	31
Audit	39
Legal	4
Miscellaneous	9
Total expenses before reductions	3,443
Expense reductions	(6)	3,437
Net investment income (loss)		9,550
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,055
Fidelity Central Funds	1
Futures contracts	(2)
Total net realized gain (loss)		90,054
Change in net unrealized appreciation (depreciation) on investment securities		51,425
Net gain (loss)		141,479
Net increase (decrease) in net assets resulting from operations		$151,029

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,550	$18,118
Net realized gain (loss)	90,054	1,549
Change in net unrealized appreciation (depreciation)	51,425	(20,684)
Net increase (decrease) in net assets resulting from operations	151,029	(1,017)
Distributions to shareholders from net investment income	(18,783)	(15,984)
Distributions to shareholders from net realized gain	–	(73,227)
Total distributions	(18,783)	(89,211)
Share transactions - net increase (decrease)	(63,744)	(169,880)
Total increase (decrease) in net assets	68,502	(260,108)
Net Assets
Beginning of period	1,254,481	1,514,589
End of period	$1,322,983	$1,254,481
Other Information
Undistributed net investment income end of period	$4,891	$14,124

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Disciplined Equity Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$32.26	$34.19	$35.18	$31.30	$24.47	$21.79
Income from Investment Operations
Net investment income (loss)A	.25	.42	.35	.41	.53	.40
Net realized and unrealized gain (loss)	3.71	(.34)B	1.26	4.43	6.85	2.59
Total from investment operations	3.96	.08	1.61	4.84	7.38	2.99
Distributions from net investment income	(.49)	(.36)	(.38)	(.69)	(.55)	(.31)
Distributions from net realized gain	–	(1.65)	(2.22)	(.27)	–	–
Total distributions	(.49)	(2.01)	(2.60)	(.96)	(.55)	(.31)
Net asset value, end of period	$35.73	$32.26	$34.19	$35.18	$31.30	$24.47
Total ReturnC,D	12.35%	.16%B	4.66%	15.80%	30.80%	13.95%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.68%	.89%	.50%	.07%	.54%
Expenses net of fee waivers, if any	.54%G	.68%	.89%	.50%	.07%	.54%
Expenses net of all reductions	.54%G	.68%	.89%	.50%	(.01)%H	.52%
Net investment income (loss)	1.46%G	1.30%	1.02%	1.24%	1.97%	1.72%
Supplemental Data
Net assets, end of period (in millions)	$1,211	$1,150	$1,385	$1,238	$1,156	$3,948
Portfolio turnover rateI	183%G	179%	187%	184%	156%	147%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been (.01)%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been .05% and the total return would've been 30.74%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Disciplined Equity Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$32.23	$34.16	$35.15	$31.29	$24.49	$21.81
Income from Investment Operations
Net investment income (loss)A	.27	.45	.38	.45	.61	.43
Net realized and unrealized gain (loss)	3.70	(.34)B	1.27	4.41	6.79	2.60
Total from investment operations	3.97	.11	1.65	4.86	7.40	3.03
Distributions from net investment income	(.52)	(.39)	(.42)	(.73)	(.60)	(.35)
Distributions from net realized gain	–	(1.65)	(2.22)	(.27)	–	–
Total distributions	(.52)	(2.04)	(2.64)	(1.00)	(.60)	(.35)
Net asset value, end of period	$35.68	$32.23	$34.16	$35.15	$31.29	$24.49
Total ReturnC,D	12.41%	.26%B	4.78%	15.89%	30.96%	14.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.57%	.79%	.39%	(.18)%H	.39%
Expenses net of fee waivers, if any	.43%G	.57%	.79%	.39%	(.18)%H	.39%
Expenses net of all reductions	.43%G	.57%	.79%	.39%	(.26)%H,I	.37%
Net investment income (loss)	1.56%G	1.41%	1.12%	1.35%	2.22%	1.87%
Supplemental Data
Net assets, end of period (in millions)	$112	$104	$129	$158	$153	$131
Portfolio turnover rateJ	183%G	179%	187%	184%	156%	147%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been .09%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Expense ratio is negative due to the timing of negative management fee performance adjustments in relation to fluctuating net assets of the class.

 I The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been (.20)% and the total return would've been 30.90%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$150,689
Gross unrealized depreciation	(30,278)
Net unrealized appreciation (depreciation) on securities	$120,411
Tax cost	$1,200,409

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(99,933)
Total capital loss carryforward	$(99,933)

Due to large redemptions in a prior period, $99,933 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $47,725 per year.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(2) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,168,155 and $1,225,622, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .34% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Disciplined Equity	$895.15
Class K	26.05
	$921

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $30.

9. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Disciplined Equity	$17,115	$14,547
Class K	1,668	1,437
Total	$18,783	$15,984
From net realized gain
Disciplined Equity	$–	$67,155
Class K	–	6,072
Total	$–	$73,227

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Disciplined Equity
Shares sold	436	3,217	$14,940	$102,377
Reinvestment of distributions	474	2,353	15,948	76,727
Shares redeemed	(2,658)	(10,442)	(90,669)	(331,619)
Net increase (decrease)	(1,748)	(4,872)	$(59,781)	$(152,515)
Class K
Shares sold	215	426	$7,357	$13,646
Reinvestment of distributions	50	231	1,668	7,509
Shares redeemed	(379)	(1,201)	(12,988)	(38,520)
Net increase (decrease)	(114)	(544)	$(3,963)	$(17,365)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Disciplined Equity	.54%
Actual		$1,000.00	$1,123.50	$2.84
Hypothetical-C		$1,000.00	$1,022.12	$2.71
Class K	.43%
Actual		$1,000.00	$1,124.10	$2.26
Hypothetical-C		$1,000.00	$1,022.66	$2.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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FDE-SANN-0617
1.703636.119

Fidelity® Capital Appreciation Fund Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.1	2.1
Las Vegas Sands Corp.	3.8	6.0
Amgen, Inc.	3.1	2.0
CME Group, Inc.	3.1	3.7
Adobe Systems, Inc.	3.1	4.2
Goldman Sachs Group, Inc.	2.3	0.4
Alphabet, Inc. Class C	2.3	1.6
Vertex Pharmaceuticals, Inc.	2.2	1.7
Wells Fargo & Co.	2.2	2.2
Altice NV Class A	2.1	1.1
	28.3

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.8	20.8
Consumer Discretionary	21.6	26.8
Financials	14.7	12.4
Health Care	12.2	21.7
Industrials	8.3	9.2

Asset Allocation (% of fund's net assets)

As of April 30, 2017 *
Stocks	94.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

 * Foreign investments - 15.7%

As of October 31, 2016 *
Stocks	97.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 14.8%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.6%
Diversified Consumer Services - 0.2%
DeVry, Inc.	401,780	$15,207
Hotels, Restaurants & Leisure - 6.6%
Dalata Hotel Group PLC (a)(b)	9,716,029	52,283
Las Vegas Sands Corp.	4,592,841	270,932
Marriott International, Inc. Class A	285,157	26,925
Whitbread PLC	1,248,845	65,266
Wyndham Worldwide Corp.	544,357	51,883
		467,289
Household Durables - 0.4%
D.R. Horton, Inc.	592,304	19,481
PulteGroup, Inc.	232,796	5,277
		24,758
Internet & Direct Marketing Retail - 0.6%
Priceline Group, Inc. (a)	24,500	45,247
Media - 8.2%
Altice NV Class A (a)	6,009,001	149,273
Charter Communications, Inc. Class A (a)	391,390	135,092
Discovery Communications, Inc. Class A (a)	231,000	6,648
Havas SA	2,209,139	20,428
Interpublic Group of Companies, Inc.	3,882,294	91,506
ITV PLC	24,432,317	66,454
Liberty Global PLC:
Class A (a)	195,800	6,935
LiLAC Class C (a)	146,800	3,206
Scripps Networks Interactive, Inc. Class A	169,111	12,636
The Walt Disney Co.	608,152	70,302
Viacom, Inc. Class B (non-vtg.)	538,400	22,914
		585,394
Multiline Retail - 2.8%
B&M European Value Retail S.A.	1,956,774	8,541
Dollar General Corp.	1,405,129	102,167
JC Penney Corp., Inc. (a)(c)	13,264,885	71,365
Macy's, Inc.	608,900	17,792
		199,865
Specialty Retail - 2.6%
AutoZone, Inc. (a)	94,400	65,343
Home Depot, Inc.	781,380	121,973
		187,316
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	195,800	11,668

TOTAL CONSUMER DISCRETIONARY		1,536,744

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	232,160	41,213
Personal Products - 0.4%
Unilever NV (Certificaten Van Aandelen) (Bearer)	611,500	32,034
Tobacco - 1.1%
Altria Group, Inc.	721,121	51,762
Imperial Tobacco Group PLC	489,258	23,966
		75,728

TOTAL CONSUMER STAPLES		148,975

ENERGY - 5.4%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	1,370,003	81,337
Ensco PLC Class A	5,236,645	41,317
Shelf Drilling Ltd. (a)	1,468,200	11,746
U.S. Silica Holdings, Inc.	293,500	12,180
		146,580
Oil, Gas & Consumable Fuels - 3.3%
ConocoPhillips Co.	1,815,604	86,986
Marathon Oil Corp.	4,971,030	73,919
Southwestern Energy Co. (a)	4,415,104	33,157
Suncor Energy, Inc.	1,422,400	44,577
		238,639

TOTAL ENERGY		385,219

FINANCIALS - 14.7%
Banks - 4.3%
Bank of America Corp.	4,439,500	103,618
PNC Financial Services Group, Inc.	368,516	44,130
Wells Fargo & Co.	2,892,200	155,716
		303,464
Capital Markets - 10.0%
CBOE Holdings, Inc.	542,549	44,711
Charles Schwab Corp.	868,975	33,760
CME Group, Inc.	1,891,367	219,758
Goldman Sachs Group, Inc.	728,877	163,123
Legg Mason, Inc.	1,151,238	43,033
Morgan Stanley	2,130,762	92,411
MSCI, Inc.	515,647	51,730
S&P Global, Inc.	486,166	65,239
		713,765
Consumer Finance - 0.4%
Capital One Financial Corp.	220,761	17,745
Discover Financial Services	219,207	13,720
		31,465

TOTAL FINANCIALS		1,048,694

HEALTH CARE - 12.2%
Biotechnology - 9.6%
Alexion Pharmaceuticals, Inc. (a)	810,334	103,544
Amgen, Inc.	1,352,259	220,851
Celgene Corp. (a)	1,126,241	139,710
Regeneron Pharmaceuticals, Inc. (a)	156,880	60,946
Vertex Pharmaceuticals, Inc. (a)	1,349,512	159,647
		684,698
Health Care Equipment & Supplies - 0.7%
Hologic, Inc. (a)	1,062,774	47,984
Health Care Technology - 0.5%
Cerner Corp. (a)	477,065	30,890
Life Sciences Tools & Services - 0.2%
ICON PLC (a)	189,679	16,026
Pharmaceuticals - 1.2%
Jazz Pharmaceuticals PLC (a)	450,351	71,732
The Medicines Company (a)	301,320	14,861
		86,593

TOTAL HEALTH CARE		866,191

INDUSTRIALS - 8.3%
Aerospace & Defense - 0.2%
United Technologies Corp.	97,900	11,649
Airlines - 0.9%
Air Canada (a)	3,524,300	33,538
Ryanair Holdings PLC sponsored ADR (a)	324,592	29,840
		63,378
Building Products - 0.5%
Kingspan Group PLC (Ireland)	1,039,840	36,173
Electrical Equipment - 0.4%
Rockwell Automation, Inc.	202,656	31,888
Machinery - 3.5%
Cummins, Inc.	215,300	32,497
Deere & Co.	253,438	28,286
Flowserve Corp.	732,969	37,286
Manitowoc Co., Inc. (a)	2,735,780	16,333
Nordson Corp.	75,744	9,483
PACCAR, Inc.	178,678	11,923
Parker Hannifin Corp.	200,700	32,273
Pentair PLC	1,306,887	84,307
		252,388
Marine - 0.5%
Irish Continental Group PLC unit	5,928,035	34,224
Professional Services - 0.2%
IHS Markit Ltd. (a)	405,700	17,607
Road & Rail - 0.7%
Norfolk Southern Corp.	422,711	49,664
Trading Companies & Distributors - 1.4%
GATX Corp. (c)	425,020	25,459
HD Supply Holdings, Inc. (a)	1,044,543	42,095
WESCO International, Inc. (a)	467,781	28,511
		96,065

TOTAL INDUSTRIALS		593,036

INFORMATION TECHNOLOGY - 21.8%
Electronic Equipment & Components - 0.6%
Cognex Corp.	97,800	8,346
Jabil Circuit, Inc.	166,400	4,829
Zebra Technologies Corp. Class A (a)	280,224	26,417
		39,592
Internet Software & Services - 3.9%
Alphabet, Inc. Class C (a)	179,641	162,748
Benefitfocus, Inc. (a)	58,373	1,839
Facebook, Inc. Class A (a)	762,000	114,491
		279,078
IT Services - 1.2%
DXC Technology Co. (a)	97,900	7,376
PayPal Holdings, Inc. (a)	1,590,190	75,884
		83,260
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc. (a)	489,800	6,514
ASML Holding NV	302,325	39,862
Broadcom Ltd.	124,992	27,599
Cypress Semiconductor Corp.	587,300	8,228
KLA-Tencor Corp.	867,692	85,225
Qorvo, Inc. (a)	441,985	30,068
Qualcomm, Inc.	872,558	46,891
Skyworks Solutions, Inc.	332,800	33,193
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	684,800	22,646
Texas Instruments, Inc.	1,097,896	86,931
		387,157
Software - 6.3%
Adobe Systems, Inc. (a)	1,631,251	218,164
Electronic Arts, Inc. (a)	1,020,767	96,789
Microsoft Corp.	1,765,440	120,862
Symantec Corp.	293,500	9,283
Take-Two Interactive Software, Inc. (a)	97,900	6,153
		451,251
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	2,010,000	288,739
NetApp, Inc.	594,016	23,672
		312,411

TOTAL INFORMATION TECHNOLOGY		1,552,749

MATERIALS - 7.1%
Chemicals - 3.7%
CF Industries Holdings, Inc.	440,500	11,779
E.I. du Pont de Nemours & Co.	514,211	41,008
FMC Corp.	1,657,010	121,343
Potash Corp. of Saskatchewan, Inc.	587,000	9,899
Sherwin-Williams Co.	88,100	29,485
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	585,332	20,809
The Chemours Co. LLC	145,425	5,859
The Mosaic Co.	342,400	9,221
Westlake Chemical Corp.	222,875	13,874
		263,277
Construction Materials - 0.4%
Eagle Materials, Inc.	264,233	25,358
Metals & Mining - 3.0%
ArcelorMittal SA Class A unit (a)(c)	2,445,500	19,075
BHP Billiton PLC	1,467,581	22,374
First Quantum Minerals Ltd.	357,700	3,409
Freeport-McMoRan, Inc. (a)	4,891,000	62,360
Glencore Xstrata PLC	10,762,258	42,327
Rio Tinto PLC	1,663,500	65,625
		215,170

TOTAL MATERIALS		503,805

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Four Corners Property Trust, Inc.	29,400	686
TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
T-Mobile U.S., Inc. (a)	1,573,054	105,819
TOTAL COMMON STOCKS
(Cost $5,538,206)		6,741,918

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 0.85% (d)	306,299,527	306,361
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	101,054,814	101,065
TOTAL MONEY MARKET FUNDS
(Cost $407,417)		407,426
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $5,945,623)		7,149,344
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(25,326)
NET ASSETS - 100%		$7,124,018

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$325
Fidelity Securities Lending Cash Central Fund	402
Total	$727

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Dalata Hotel Group PLC	$43,516	$--	$--	$--	$52,283
Total	$43,516	$--	$--	$--	$52,283

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,536,744	$1,536,744	$--	$--
Consumer Staples	148,975	116,941	32,034	--
Energy	385,219	373,473	11,746	--
Financials	1,048,694	1,048,694	--	--
Health Care	866,191	866,191	--	--
Industrials	593,036	593,036	--	--
Information Technology	1,552,749	1,552,749	--	--
Materials	503,805	415,806	87,999	--
Real Estate	686	686	--	--
Telecommunication Services	105,819	105,819	--	--
Money Market Funds	407,426	407,426	--	--
Total Investments in Securities:	$7,149,344	$7,017,565	$131,779	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.3%
Ireland	4.6%
United Kingdom	4.1%
Netherlands	3.1%
Canada	1.2%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $95,730) — See accompanying schedule: Unaffiliated issuers (cost $5,497,366)	$6,689,635
Fidelity Central Funds (cost $407,417)	407,426
Other affiliated issuers (cost $40,840)	52,283
Total Investments (cost $5,945,623)		$7,149,344
Receivable for investments sold		129,871
Receivable for fund shares sold		2,391
Dividends receivable		5,749
Distributions receivable from Fidelity Central Funds		197
Prepaid expenses		5
Other receivables		335
Total assets		7,287,892
Liabilities
Payable for investments purchased	$53,538
Payable for fund shares redeemed	5,961
Accrued management fee	2,354
Other affiliated payables	818
Other payables and accrued expenses	147
Collateral on securities loaned	101,056
Total liabilities		163,874
Net Assets		$7,124,018
Net Assets consist of:
Paid in capital		$5,454,993
Undistributed net investment income		19,795
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		445,504
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,203,726
Net Assets		$7,124,018
Capital Appreciation:
Net Asset Value, offering price and redemption price per share ($5,018,527 ÷ 145,468 shares)		$34.50
Class K:
Net Asset Value, offering price and redemption price per share ($2,105,491 ÷ 60,918 shares)		$34.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$61,599
Income from Fidelity Central Funds		727
Total income		62,326
Expenses
Management fee
Basic fee	$19,364
Performance adjustment	(7,595)
Transfer agent fees	4,326
Accounting and security lending fees	597
Custodian fees and expenses	88
Independent trustees' fees and expenses	15
Registration fees	58
Audit	35
Legal	11
Miscellaneous	29
Total expenses before reductions	16,928
Expense reductions	(385)	16,543
Net investment income (loss)		45,783
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	451,857
Fidelity Central Funds	16
Foreign currency transactions	(68)
Total net realized gain (loss)		451,805
Change in net unrealized appreciation (depreciation) on: Investment securities	468,336
Assets and liabilities in foreign currencies	25
Total change in net unrealized appreciation (depreciation)		468,361
Net gain (loss)		920,166
Net increase (decrease) in net assets resulting from operations		$965,949

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,783	$81,754
Net realized gain (loss)	451,805	322,979
Change in net unrealized appreciation (depreciation)	468,361	(657,770)
Net increase (decrease) in net assets resulting from operations	965,949	(253,037)
Distributions to shareholders from net investment income	(85,881)	(62,147)
Distributions to shareholders from net realized gain	(295,130)	(898,286)
Total distributions	(381,011)	(960,433)
Share transactions - net increase (decrease)	(372,813)	(304,573)
Total increase (decrease) in net assets	212,125	(1,518,043)
Net Assets
Beginning of period	6,911,893	8,429,936
End of period	$7,124,018	$6,911,893
Other Information
Undistributed net investment income end of period	$19,795	$59,893

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Capital Appreciation Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$31.75	$37.03	$39.82	$37.30	$29.21	$25.51
Income from Investment Operations
Net investment income (loss)A	.21	.34	.24	.11	.19	.15
Net realized and unrealized gain (loss)	4.32	(1.34)	1.13	6.05	8.66	3.59
Total from investment operations	4.53	(1.00)	1.37	6.16	8.85	3.74
Distributions from net investment income	(.39)	(.27)	(.10)	(.14)	(.17)	(.04)
Distributions from net realized gain	(1.39)	(4.01)	(4.06)	(3.50)	(.59)	–
Total distributions	(1.78)	(4.28)	(4.16)	(3.64)	(.76)	(.04)
Net asset value, end of period	$34.50	$31.75	$37.03	$39.82	$37.30	$29.21
Total ReturnB,C	14.63%	(3.06)%	3.50%	17.86%	31.03%	14.70%
Ratios to Average Net AssetsD,E
Expenses before reductions	.51%F	.61%	.83%	.82%	.79%	.96%
Expenses net of fee waivers, if any	.51%F	.61%	.83%	.82%	.79%	.96%
Expenses net of all reductions	.50%F	.60%	.82%	.81%	.77%	.95%
Net investment income (loss)	1.26%F	1.05%	.63%	.28%	.57%	.53%
Supplemental Data
Net assets, end of period (in millions)	$5,019	$4,809	$5,906	$6,132	$5,920	$4,678
Portfolio turnover rateG	134%F	120%	126%	112%	156%	169%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Capital Appreciation Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$31.83	$37.11	$39.90	$37.38	$29.28	$25.57
Income from Investment Operations
Net investment income (loss)A	.23	.37	.28	.15	.23	.19
Net realized and unrealized gain (loss)	4.32	(1.33)	1.14	6.06	8.67	3.61
Total from investment operations	4.55	(.96)	1.42	6.21	8.90	3.80
Distributions from net investment income	(.43)	(.31)	(.15)	(.19)	(.21)	(.09)
Distributions from net realized gain	(1.39)	(4.01)	(4.06)	(3.50)	(.59)	–
Total distributions	(1.82)	(4.32)	(4.21)	(3.69)	(.80)	(.09)
Net asset value, end of period	$34.56	$31.83	$37.11	$39.90	$37.38	$29.28
Total ReturnB,C	14.66%	(2.93)%	3.62%	17.97%	31.19%	14.92%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%F	.50%	.72%	.70%	.66%	.81%
Expenses net of fee waivers, if any	.40%F	.50%	.72%	.70%	.66%	.81%
Expenses net of all reductions	.39%F	.48%	.72%	.70%	.63%	.80%
Net investment income (loss)	1.37%F	1.17%	.74%	.40%	.70%	.68%
Supplemental Data
Net assets, end of period (in millions)	$2,105	$2,103	$2,524	$2,460	$2,125	$1,438
Portfolio turnover rateG	134%F	120%	126%	112%	156%	169%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,309,028
Gross unrealized depreciation	(111,203)
Net unrealized appreciation (depreciation) on securities	$1,197,825
Tax cost	$5,951,519

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities aggregated $4,619,507 and $5,530,281, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period. The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .33% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Capital Appreciation	$3,827.15
Class K	499.05
	$4,326

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $129 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,027	1.09%	$–(a)

 (a) In the amount less than five hundred dollars

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,295. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $402, including $4 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $353 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $32.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Capital Appreciation	$57,933	$41,709
Class K	27,948	20,438
Total	$85,881	$62,147
From net realized gain
Capital Appreciation	$204,981	$631,322
Class K	90,149	266,964
Total	$295,130	$898,286

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Capital Appreciation
Shares sold	4,226	8,622	$139,374	$274,837
Reinvestment of distributions	7,688	19,416	248,874	635,303
Shares redeemed	(17,880)	(36,117)	(589,856)	(1,157,228)
Net increase (decrease)	(5,966)	(8,079)	$(201,608)	$(247,088)
Class K
Shares sold	3,734	9,379	$124,188	$299,911
Reinvestment of distributions	3,643	8,770	118,097	287,402
Shares redeemed	(12,540)	(20,071)	(413,490)	(644,798)
Net increase (decrease)	(5,163)	(1,922)	$(171,205)	$(57,485)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Capital Appreciation	.51%
Actual		$1,000.00	$1,146.30	$2.71
Hypothetical-C		$1,000.00	$1,022.27	$2.56
Class K	.40%
Actual		$1,000.00	$1,146.60	$2.13
Hypothetical-C		$1,000.00	$1,022.81	$2.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

CAF-SANN-0617
1.703454.119

Fidelity® Value Fund Class K Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	2.1	2.4
Xcel Energy, Inc.	1.8	2.0
Edison International	1.7	1.9
American Tower Corp.	1.7	1.0
AECOM	1.2	1.1
CIT Group, Inc.	1.2	1.1
Baker Hughes, Inc.	1.1	1.1
Synchrony Financial	1.1	1.0
Wells Fargo & Co.	1.1	0.8
U.S. Bancorp	1.0	1.0
	14.0

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.3	17.1
Industrials	12.1	10.1
Real Estate	12.1	11.6
Consumer Discretionary	11.4	12.6
Information Technology	9.9	9.8

Asset Allocation (% of fund's net assets)

As of April 30, 2017*
Stocks and Equity Futures	97.8%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 16.9%

As of October 31, 2016*
Stocks and Equity Futures	98.2%
Convertible Securities	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 16.3%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 1.3%
Delphi Automotive PLC	642,100	$51,625
Tenneco, Inc.	210,500	13,268
The Goodyear Tire & Rubber Co.	699,800	25,354
Visteon Corp. (a)	161,410	16,617
		106,864
Diversified Consumer Services - 1.7%
H&R Block, Inc.	1,289,759	31,973
Houghton Mifflin Harcourt Co. (a)	4,737,206	54,478
Service Corp. International	1,070,727	34,499
ServiceMaster Global Holdings, Inc. (a)	656,275	25,004
		145,954
Hotels, Restaurants & Leisure - 1.5%
DineEquity, Inc.	307,500	17,386
Extended Stay America, Inc. unit	1,137,500	19,838
Ilg, Inc.	677,300	16,330
U.S. Foods Holding Corp.	532,500	15,017
Wyndham Worldwide Corp.	600,600	57,243
		125,814
Household Durables - 0.8%
PulteGroup, Inc.	470,400	10,664
Techtronic Industries Co. Ltd.	4,438,500	19,059
Whirlpool Corp.	194,900	36,189
		65,912
Internet & Direct Marketing Retail - 1.0%
Liberty Interactive Corp.:
(Venture Group) Series A (a)	583,100	31,400
QVC Group Series A (a)	2,504,700	53,050
		84,450
Leisure Products - 0.7%
Mattel, Inc.	1,455,600	32,635
Vista Outdoor, Inc. (a)	1,266,800	24,779
		57,414
Media - 3.4%
Altice NV Class A (a)	697,136	17,318
DISH Network Corp. Class A (a)	284,200	18,314
Liberty Broadband Corp. Class C (a)	425,871	38,822
Liberty Global PLC Class C (a)	1,097,300	37,978
Live Nation Entertainment, Inc. (a)	948,860	30,515
Omnicom Group, Inc.	206,100	16,925
Sinclair Broadcast Group, Inc. Class A	870,156	34,328
Tegna, Inc.	837,900	21,350
Twenty-First Century Fox, Inc.:
Class A	841,200	25,690
Class B	789,700	23,580
Viacom, Inc. Class B (non-vtg.)	377,800	16,079
		280,899
Specialty Retail - 0.7%
GameStop Corp. Class A (b)	1,053,800	23,911
Michaels Companies, Inc. (a)	474,100	11,075
Sally Beauty Holdings, Inc. (a)	548,500	10,432
Signet Jewelers Ltd.	243,200	16,012
		61,430
Textiles, Apparel & Luxury Goods - 0.3%
Gildan Activewear, Inc.	989,500	27,741

TOTAL CONSUMER DISCRETIONARY		956,478

CONSUMER STAPLES - 3.9%
Beverages - 0.9%
C&C Group PLC	932,789	3,848
Cott Corp.	4,675,311	61,513
Molson Coors Brewing Co. Class B	89,086	8,542
		73,903
Food & Staples Retailing - 1.0%
AdvancePierre Foods Holdings, Inc.	136,900	5,561
Kroger Co.	1,019,500	30,228
Walgreens Boots Alliance, Inc.	116,100	10,047
Whole Foods Market, Inc.	945,100	34,373
		80,209
Food Products - 1.6%
Bunge Ltd.	157,909	12,480
Darling International, Inc. (a)	1,977,200	29,915
Lamb Weston Holdings, Inc.	871,533	36,387
Mead Johnson Nutrition Co. Class A	71,200	6,317
Nomad Foods Ltd. (a)	2,420,617	28,563
The J.M. Smucker Co.	178,631	22,636
		136,298
Household Products - 0.3%
Svenska Cellulosa AB (SCA) (B Shares)	839,900	27,822
Personal Products - 0.1%
Coty, Inc. Class A	660,400	11,788

TOTAL CONSUMER STAPLES		330,020

ENERGY - 7.7%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	1,608,334	95,487
Dril-Quip, Inc. (a)	634,633	32,715
Halliburton Co.	347,355	15,937
Odfjell Drilling A/S (a)	2,863,582	6,003
TechnipFMC PLC (a)	572,127	17,238
		167,380
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	606,800	34,600
Boardwalk Pipeline Partners, LP	2,698,800	48,956
Cabot Oil & Gas Corp.	1,040,900	24,191
Cenovus Energy, Inc.	2,743,900	27,358
Cheniere Energy, Inc. (a)	139,000	6,304
Devon Energy Corp.	603,000	23,812
Diamondback Energy, Inc. (a)	227,717	22,735
Energen Corp. (a)	341,679	17,764
EQT Corp.	377,464	21,946
GasLog Ltd. (b)	1,980,700	27,730
Golar LNG Ltd. (b)	713,748	18,208
Lundin Petroleum AB	1,536,200	29,329
Marathon Petroleum Corp.	701,971	35,758
Newfield Exploration Co. (a)	719,910	24,923
Teekay Corp. (b)	3,085,980	26,786
Teekay LNG Partners LP	1,977,280	33,021
Teekay Offshore Partners LP	5,934,700	31,513
WPX Energy, Inc. (a)	1,672,800	19,957
		474,891

TOTAL ENERGY		642,271

FINANCIALS - 16.3%
Banks - 4.1%
Bank of Ireland (a)	22,747,694	5,761
CIT Group, Inc.	2,192,076	101,515
EFG Eurobank Ergasias SA (a)	6,391,260	5,152
First Citizen Bancshares, Inc. Class A	88,592	30,835
Lloyds Banking Group PLC	13,928,300	12,515
PNC Financial Services Group, Inc.	84,544	10,124
U.S. Bancorp	1,718,015	88,100
Wells Fargo & Co.	1,639,928	88,294
		342,296
Capital Markets - 3.0%
Apollo Global Management LLC Class A	1,223,232	32,746
Ares Capital Corp.	2,032,210	35,767
Brookfield Asset Management, Inc. Class A	262,850	9,716
Carlyle Group LP	415,000	7,346
Franklin Resources, Inc.	846,000	36,471
KKR & Co. LP	2,127,068	40,372
Legg Mason, Inc.	1,355,900	50,684
The Blackstone Group LP	1,109,704	34,223
Waddell & Reed Financial, Inc. Class A	250,000	4,498
		251,823
Consumer Finance - 3.8%
Ally Financial, Inc.	643,300	12,737
Capital One Financial Corp.	915,191	73,563
Discover Financial Services	1,334,400	83,520
OneMain Holdings, Inc. (a)	1,291,038	30,107
SLM Corp. (a)	2,492,774	31,259
Synchrony Financial	3,222,700	89,591
		320,777
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	476,889	78,787
Bioverativ, Inc.	20,200	1,188
Leucadia National Corp.	659,800	16,752
		96,727
Insurance - 4.0%
AFLAC, Inc.	231,446	17,331
AMBAC Financial Group, Inc. (a)	2,040,459	39,646
Chubb Ltd.	606,748	83,276
FNF Group	1,863,800	76,323
Greenlight Capital Re, Ltd. (a)	570,043	12,284
Reinsurance Group of America, Inc.	320,593	40,087
Torchmark Corp.	465,851	35,735
Willis Group Holdings PLC	254,300	33,725
		338,407
Mortgage Real Estate Investment Trusts - 0.2%
MFA Financial, Inc.	1,892,290	15,725

TOTAL FINANCIALS		1,365,755

HEALTH CARE - 6.2%
Biotechnology - 0.9%
Amgen, Inc.	223,300	36,469
United Therapeutics Corp. (a)	323,200	40,626
		77,095
Health Care Equipment & Supplies - 0.6%
Alere, Inc. (a)	554,000	27,240
Dentsply Sirona, Inc.	178,100	11,263
Steris PLC	20,800	1,535
Teleflex, Inc.	9,500	1,965
The Cooper Companies, Inc.	8,200	1,643
Zimmer Biomet Holdings, Inc.	92,046	11,013
		54,659
Health Care Providers & Services - 2.4%
Anthem, Inc.	150,600	26,790
Capital Senior Living Corp. (a)	25,000	349
Centene Corp. (a)	57,200	4,256
Cigna Corp.	146,000	22,830
DaVita HealthCare Partners, Inc. (a)	64,500	4,451
Envision Healthcare Corp. (a)	760,472	42,609
Laboratory Corp. of America Holdings (a)	324,347	45,457
McKesson Corp.	149,500	20,674
R1 RCM, Inc. (a)(b)	4,995,174	19,431
Universal Health Services, Inc. Class B	101,892	12,304
		199,151
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	217,140	11,954
Bio-Rad Laboratories, Inc. Class A (a)	26,700	5,828
ICON PLC (a)	59,700	5,044
PerkinElmer, Inc.	55,500	3,297
QIAGEN NV	157,540	4,740
		30,863
Pharmaceuticals - 1.9%
Endo International PLC (a)	1,960,771	22,294
Jazz Pharmaceuticals PLC (a)	525,409	83,687
Mallinckrodt PLC (a)	95,296	4,471
Perrigo Co. PLC	116,694	8,628
Teva Pharmaceutical Industries Ltd. sponsored ADR	892,617	28,189
The Medicines Company (a)	260,101	12,828
		160,097

TOTAL HEALTH CARE		521,865

INDUSTRIALS - 12.1%
Aerospace & Defense - 1.5%
Aerojet Rocketdyne Holdings, Inc. (a)	2,409,486	53,997
KLX, Inc. (a)	848,500	40,134
Rockwell Collins, Inc.	216,000	22,483
Rolls-Royce Holdings PLC	1,021,828	10,747
		127,361
Airlines - 1.5%
Air Canada (a)	2,695,900	25,655
American Airlines Group, Inc.	1,278,678	54,497
Delta Air Lines, Inc.	586,400	26,646
Southwest Airlines Co.	212,890	11,969
United Continental Holdings, Inc. (a)	112,050	7,867
		126,634
Building Products - 0.2%
Allegion PLC	216,238	17,005
Commercial Services & Supplies - 1.3%
IWG PLC	9,108,400	38,329
KAR Auction Services, Inc.	721,200	31,459
Team, Inc. (a)(b)	151,121	4,065
West Corp.	1,187,800	31,702
		105,555
Construction & Engineering - 2.2%
AECOM (a)	3,033,988	103,793
Arcadis NV (b)	1,546,123	26,787
Astaldi SpA	3,366,341	22,075
C&J Energy Services, Inc. (a)	325,200	9,499
Chicago Bridge & Iron Co. NV	575,107	17,299
KBR, Inc.	396,600	5,572
		185,025
Electrical Equipment - 1.1%
AMETEK, Inc.	481,540	27,544
Fortive Corp.	258,933	16,380
Regal Beloit Corp.	401,700	31,674
Sensata Technologies Holding BV (a)	380,300	15,661
		91,259
Machinery - 1.7%
Allison Transmission Holdings, Inc.	1,750,765	67,720
Ingersoll-Rand PLC	475,400	42,192
SPX Flow, Inc. (a)	810,600	29,295
		139,207
Marine - 0.0%
Diana Shipping, Inc. (a)	78,427	313
Road & Rail - 0.6%
Avis Budget Group, Inc. (a)	259,700	7,921
CSX Corp.	313,687	15,948
Swift Transporation Co. (a)	1,103,200	27,117
		50,986
Trading Companies & Distributors - 2.0%
AerCap Holdings NV (a)	1,110,596	51,099
Ashtead Group PLC	900,200	19,016
HD Supply Holdings, Inc. (a)	571,000	23,011
MRC Global, Inc. (a)	1,510,471	27,536
Nexeo Solutions, Inc. (a)	939,600	8,560
Nexeo Solutions, Inc. (c)	1,170,000	10,659
WESCO International, Inc. (a)	511,751	31,191
		171,072

TOTAL INDUSTRIALS		1,014,417

INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 0.6%
CommScope Holding Co., Inc. (a)	1,242,100	52,218
Electronic Equipment & Components - 1.9%
Dell Technologies, Inc. (a)	574,678	38,567
Jabil Circuit, Inc.	2,719,303	78,914
TE Connectivity Ltd.	547,666	42,373
		159,854
Internet Software & Services - 0.1%
Alphabet, Inc. Class A (a)	12,100	11,187
IT Services - 5.3%
Alliance Data Systems Corp.	166,100	41,464
Amdocs Ltd.	928,500	56,861
Cognizant Technology Solutions Corp. Class A (a)	1,130,900	68,114
DXC Technology Co. (a)	1,164,300	87,718
EVERTEC, Inc.	1,969,500	31,217
Fidelity National Information Services, Inc.	156,000	13,134
First Data Corp. Class A (a)	1,957,600	30,578
Leidos Holdings, Inc.	325,249	17,128
Total System Services, Inc.	1,208,400	69,253
Travelport Worldwide Ltd.	655,700	8,636
Unisys Corp. (a)(b)	1,943,076	21,957
		446,060
Semiconductors & Semiconductor Equipment - 1.6%
NXP Semiconductors NV (a)	252,848	26,739
Qorvo, Inc. (a)	828,500	56,363
Qualcomm, Inc.	849,054	45,628
		128,730
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	140,700	20,212
Hewlett Packard Enterprise Co.	687,900	12,816
		33,028

TOTAL INFORMATION TECHNOLOGY		831,077

MATERIALS - 8.3%
Chemicals - 4.9%
Agrium, Inc.	126,522	11,875
Axalta Coating Systems (a)	1,172,709	36,788
Celanese Corp. Class A	269,100	23,422
CF Industries Holdings, Inc.	1,397,100	37,358
E.I. du Pont de Nemours & Co.	788,500	62,883
Eastman Chemical Co.	666,503	53,154
LyondellBasell Industries NV Class A	675,480	57,254
PPG Industries, Inc.	262,900	28,877
Syngenta AG sponsored ADR	313,800	29,193
The Chemours Co. LLC	716,400	28,864
Westlake Chemical Corp.	622,000	38,720
		408,388
Construction Materials - 0.4%
Eagle Materials, Inc.	327,800	31,459
Containers & Packaging - 2.2%
Avery Dennison Corp.	191,256	15,914
Ball Corp.	532,100	40,913
Berry Global Group, Inc. (a)	732,800	36,640
Graphic Packaging Holding Co.	4,208,500	57,151
Sealed Air Corp.	839,500	36,955
		187,573
Metals & Mining - 0.8%
Alcoa Corp.	309,500	10,439
Freeport-McMoRan, Inc. (a)	1,272,227	16,221
Randgold Resources Ltd. sponsored ADR	159,000	13,990
Steel Dynamics, Inc.	743,065	26,854
		67,504

TOTAL MATERIALS		694,924

REAL ESTATE - 12.1%
Equity Real Estate Investment Trusts (REITs) - 10.9%
American Tower Corp.	1,103,304	138,950
AvalonBay Communities, Inc.	160,700	30,507
Boston Properties, Inc.	199,400	25,244
Colony NorthStar, Inc.	5,901,308	77,130
Corporate Office Properties Trust (SBI)	1,070,300	35,042
DDR Corp.	1,554,100	16,800
Douglas Emmett, Inc.	918,900	34,615
Equinix, Inc.	85,800	35,839
Equity Commonwealth (a)	69,100	2,211
Equity Lifestyle Properties, Inc.	997,561	80,713
Equity Residential (SBI)	456,400	29,474
Essex Property Trust, Inc.	247,200	60,433
Extra Space Storage, Inc.	662,900	50,069
First Potomac Realty Trust	310,893	3,420
Forest City Realty Trust, Inc. Class A	1,103,995	24,950
Grivalia Properties REIC	4,632,702	43,096
iStar Financial, Inc. (a)(d)	5,121,765	62,639
Lamar Advertising Co. Class A	340,800	24,561
Outfront Media, Inc.	2,059,400	53,874
Public Storage	55,400	11,600
Quality Care Properties, Inc. (a)	25,000	434
SBA Communications Corp. Class A (a)	69,100	8,740
Simon Property Group, Inc.	39,000	6,445
VEREIT, Inc.	1,844,400	15,438
Welltower, Inc.	219,500	15,681
WP Glimcher, Inc.	2,408,200	21,192
		909,097
Real Estate Management & Development - 1.2%
CBRE Group, Inc. (a)	1,399,900	50,130
Kennedy Wilson Europe Real Estate PLC	372,306	5,010
Kennedy-Wilson Holdings, Inc.	2,875	59
Kennedy-Wilson Holdings, Inc. (a)	637,814	13,011
Realogy Holdings Corp.	1,143,241	34,926
		103,136

TOTAL REAL ESTATE		1,012,233

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Iridium Communications, Inc. (a)(b)	1,245,644	13,204
Level 3 Communications, Inc. (a)	373,300	22,682
		35,886
UTILITIES - 9.0%
Electric Utilities - 5.4%
Alliant Energy Corp.	667,400	26,242
American Electric Power Co., Inc.	1,195,700	81,104
Edison International	1,782,393	142,538
NextEra Energy, Inc.	214,518	28,651
PG&E Corp.	400,900	26,880
Xcel Energy, Inc.	3,337,900	150,372
		455,787
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.	4,061,100	45,931
Multi-Utilities - 3.0%
CMS Energy Corp.	747,400	33,932
DTE Energy Co.	341,200	35,686
Sempra Energy	1,575,797	178,095
		247,713

TOTAL UTILITIES		749,431

TOTAL COMMON STOCKS
(Cost $7,015,145)		8,154,357

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC:
(C Shares)	47,004,088	61
(C Shares)	72,549,788	94
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $152)		155
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $27,616)	47,770	17,603

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.67% to 0.8% 6/1/17 to 7/20/17 (e)
(Cost $2,945)	2,950	2,946
	Shares	Value (000s)

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.85% (f)	203,145,530	$203,186
Fidelity Securities Lending Cash Central Fund 0.86% (f)(g)	49,814,606	49,820
TOTAL MONEY MARKET FUNDS
(Cost $252,985)		253,006
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $7,298,843)		8,428,067
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(47,344)
NET ASSETS - 100%		$8,380,723

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
242 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2017	41,866	$650

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,659,000 or 0.1% of net assets.

 (d) Affiliated company

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,844,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Nexeo Solutions, Inc.	6/9/16	$11,700

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$548
Fidelity Securities Lending Cash Central Fund	286
Total	$834

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
iStar Financial, Inc.	$49,984	$12,440	$5,024	$--	$62,639
R1 RCM, Inc.(formerly Accretive Health, Inc.)	13,132	--	1,939	--	--
Total	$63,116	$12,440	$6,963	$--	$62,639

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$956,478	$956,478	$--	$--
Consumer Staples	330,020	330,020	--	--
Energy	642,271	642,271	--	--
Financials	1,365,755	1,348,088	17,667	--
Health Care	521,865	521,865	--	--
Industrials	1,014,572	1,014,572	--	--
Information Technology	831,077	831,077	--	--
Materials	694,924	694,924	--	--
Real Estate	1,012,233	1,012,233	--	--
Telecommunication Services	35,886	35,886	--	--
Utilities	749,431	749,431	--	--
Corporate Bonds	17,603	--	17,603	--
U.S. Government and Government Agency Obligations	2,946	--	2,946	--
Money Market Funds	253,006	253,006	--	--
Total Investments in Securities:	$8,428,067	$8,389,851	$38,216	$--
Derivative Instruments:
Assets
Futures Contracts	$650	$650	$--	$--
Total Assets	$650	$650	$--	$--
Total Derivative Instruments:	$650	$650	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$650	$0
Total Value of Derivatives	$650	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.1%
Netherlands	2.6%
Ireland	2.5%
Switzerland	1.9%
Canada	1.8%
Bailiwick of Jersey	1.4%
Marshall Islands	1.1%
United Kingdom	1.0%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $46,927) — See accompanying schedule: Unaffiliated issuers (cost $6,982,656)	$8,112,422
Fidelity Central Funds (cost $252,985)	253,006
Other affiliated issuers (cost $63,202)	62,639
Total Investments (cost $7,298,843)		$8,428,067
Receivable for investments sold		74,908
Receivable for fund shares sold		3,033
Dividends receivable		5,289
Interest receivable		522
Distributions receivable from Fidelity Central Funds		182
Prepaid expenses		5
Other receivables		2,514
Total assets		8,514,520
Liabilities
Payable to custodian bank	$136
Payable for investments purchased	72,701
Payable for fund shares redeemed	5,993
Accrued management fee	3,083
Payable for daily variation margin for derivative instruments	428
Other affiliated payables	1,040
Other payables and accrued expenses	609
Collateral on securities loaned	49,807
Total liabilities		133,797
Net Assets		$8,380,723
Net Assets consist of:
Paid in capital		$7,260,608
Undistributed net investment income		29,296
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(39,062)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,129,881
Net Assets		$8,380,723
Value:
Net Asset Value, offering price and redemption price per share ($7,367,715 ÷ 63,432 shares)		$116.15
Class K:
Net Asset Value, offering price and redemption price per share ($1,013,008 ÷ 8,712 shares)		$116.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$71,046
Interest		3,152
Income from Fidelity Central Funds		834
Total income		75,032
Expenses
Management fee
Basic fee	$22,491
Performance adjustment	(7,359)
Transfer agent fees	5,565
Accounting and security lending fees	615
Custodian fees and expenses	123
Independent trustees' fees and expenses	17
Registration fees	59
Audit	42
Legal	12
Miscellaneous	33
Total expenses before reductions	21,598
Expense reductions	(105)	21,493
Net investment income (loss)		53,539
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	272,338
Fidelity Central Funds	5
Other affiliated issuers	(459)
Foreign currency transactions	20
Futures contracts	1,097
Total net realized gain (loss)		273,001
Change in net unrealized appreciation (depreciation) on: Investment securities	743,140
Assets and liabilities in foreign currencies	4
Futures contracts	1,403
Total change in net unrealized appreciation (depreciation)		744,547
Net gain (loss)		1,017,548
Net increase (decrease) in net assets resulting from operations		$1,071,087

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,539	$136,912
Net realized gain (loss)	273,001	(275,796)
Change in net unrealized appreciation (depreciation)	744,547	298,687
Net increase (decrease) in net assets resulting from operations	1,071,087	159,803
Distributions to shareholders from net investment income	(100,620)	(92,657)
Distributions to shareholders from net realized gain	(1,989)	(740,268)
Total distributions	(102,609)	(832,925)
Share transactions - net increase (decrease)	(250,344)	(505,387)
Total increase (decrease) in net assets	718,134	(1,178,509)
Net Assets
Beginning of period	7,662,589	8,841,098
End of period	$8,380,723	$7,662,589
Other Information
Undistributed net investment income end of period	$29,296	$76,377

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$102.99	$110.73	$113.00	$99.54	$74.14	$64.53
Income from Investment Operations
Net investment income (loss)A	.72	1.70	1.17	1.02	1.13	.74
Net realized and unrealized gain (loss)	13.82	1.07	(.99)B	13.47	25.28	9.48
Total from investment operations	14.54	2.77	.18	14.49	26.41	10.22
Distributions from net investment income	(1.35)	(1.15)	(.91)	(.86)	(1.01)	(.58)
Distributions from net realized gain	(.03)	(9.36)	(1.54)	(.16)	–	(.03)
Total distributions	(1.38)	(10.51)	(2.45)	(1.03)C	(1.01)	(.61)
Net asset value, end of period	$116.15	$102.99	$110.73	$113.00	$99.54	$74.14
Total ReturnD,E	14.17%	2.85%	.12%B	14.68%	36.07%	15.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%H	.62%	.79%	.73%	.67%	.68%
Expenses net of fee waivers, if any	.54%H	.62%	.79%	.73%	.67%	.68%
Expenses net of all reductions	.53%H	.61%	.78%	.73%	.65%	.68%
Net investment income (loss)	1.29%H	1.71%	1.02%	.95%	1.30%	1.07%
Supplemental Data
Net assets, end of period (in millions)	$7,368	$6,741	$7,437	$8,024	$7,153	$5,571
Portfolio turnover rateI	63%H	72%	80%	81%	99%	77%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been .01%

 C Total distributions of $1.03 per share is comprised of distributions from net investment income of $.864 and distributions from net realized gain of $.164 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$103.15	$110.91	$113.17	$99.70	$74.27	$64.66
Income from Investment Operations
Net investment income (loss)A	.78	1.82	1.30	1.15	1.25	.85
Net realized and unrealized gain (loss)	13.84	1.06	(.99)B	13.47	25.30	9.47
Total from investment operations	14.62	2.88	.31	14.62	26.55	10.32
Distributions from net investment income	(1.47)	(1.28)	(1.03)	(.98)	(1.12)	(.68)
Distributions from net realized gain	(.03)	(9.36)	(1.54)	(.16)	–	(.03)
Total distributions	(1.49)C	(10.64)	(2.57)	(1.15)D	(1.12)	(.71)
Net asset value, end of period	$116.28	$103.15	$110.91	$113.17	$99.70	$74.27
Total ReturnE,F	14.24%	2.96%	.24%B	14.81%	36.26%	16.16%
Ratios to Average Net AssetsG,H
Expenses before reductions	.44%I	.50%	.68%	.62%	.54%	.54%
Expenses net of fee waivers, if any	.44%I	.50%	.68%	.62%	.54%	.54%
Expenses net of all reductions	.43%I	.49%	.67%	.61%	.52%	.53%
Net investment income (loss)	1.39%I	1.82%	1.13%	1.07%	1.42%	1.22%
Supplemental Data
Net assets, end of period (in millions)	$1,013	$922	$1,404	$1,499	$1,261	$765
Portfolio turnover rateJ	63%I	72%	80%	81%	99%	77%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been .13%

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $1.467 and distributions from net realized gain of $.027 per share.

 D Total distributions of $1.15 per share is comprised of distributions from net investment income of $.983 and distributions from net realized gain of $.164 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,442,410
Gross unrealized depreciation	(334,172)
Net unrealized appreciation (depreciation) on securities	$1,108,238
Tax cost	$7,319,829

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(60,188)
Long-term	(165,160)
Total capital loss carryforward	$(225,348)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,097 and a change in net unrealized appreciation (depreciation) of $1,403 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,497,386 and $2,839,336, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .37% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value	$5,332.15
Class K	233.05
	$5,565

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $90 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $204.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $419. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $286, including $1 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $68 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $37.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Value	$87,700	$76,677
Class K	12,920	15,980
Total	$100,620	$92,657
From net realized gain
Value	$1,751	$623,752
Class K	238	116,516
Total	$1,989	$740,268

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Value
Shares sold	2,064	4,754	$230,578	$467,524
Reinvestment of distributions	755	6,670	84,080	662,418
Shares redeemed	(4,842)	(13,132)	(540,443)	(1,315,307)
Net increase (decrease)	(2,023)	(1,708)	$(225,785)	$(185,365)
Class K
Shares sold	887	1,689	$99,246	$165,410
Reinvestment of distributions	118	1,333	13,157	132,496
Shares redeemed	(1,228)	(6,749)	(136,962)	(617,928)
Net increase (decrease)	(223)	(3,727)	$(24,559)	$(320,022)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Value	.54%
Actual		$1,000.00	$1,141.70	$2.87
Hypothetical-C		$1,000.00	$1,022.12	$2.71
Class K	.44%
Actual		$1,000.00	$1,142.40	$2.34
Hypothetical-C		$1,000.00	$1,022.61	$2.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

VAL-K-SANN-0617
1.863251.108

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 26, 2017